Oppenheimer
Enterprise Fund

Prospectus dated October 23, 2002

                                                              Oppenheimer Enterprise Fund is a mutual fund. It
                                                              seeks capital appreciation to make your investment
                                                              grow. It emphasizes investments in common stocks of
                                                              companies that have growth potential.
                                                                   This Prospectus contains important information
                                                              about the Fund's objective, its investment policies,
                                                              strategies and risks. It also contains important
                                                              information about how to buy and sell shares of the
                                                              Fund and other account features.  Please read this
                                                              Prospectus carefully before you invest and keep it
                                                              for future reference about your account.

As with all mutual funds, the Securities and
Exchange Commission has not approved or disapproved
the Fund's securities nor has it determined that
this Prospectus is accurate or complete. It is a
criminal offense to represent otherwise.

9

CONTENTS

                             ABOUT THE FUND

                             The Fund's Investment Objective and Strategies
                             Main Risks of Investing in the Fund
                             The Fund's Past Performance
                             Fees and Expenses of the Fund
                             About the Fund's Investments
                             How the Fund is Managed

                             ABOUT YOUR ACCOUNT

                             How to Buy Shares
                             Class A Shares
                             Class B Shares
                             Class C Shares
                             Class N Shares
                             Class Y Shares

                             Special Investor Services
                             AccountLink
                             PhoneLink
                             OppenheimerFunds Internet Web Site
                             Retirement Plans

                             How to Sell Shares
                             By Mail
                             By Telephone

                             How to Exchange Shares
                             Shareholder Account Rules and Policies
                             Dividends, Capital Gains and Taxes
                             Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Strategies
WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks capital appreciation.

WHAT DOES THE FUND  MAINLY  INVEST  IN?  The Fund  invests  mainly in common  stocks of  high-growth  companies.
These may be newer companies or established  companies of any  capitalization  range that the portfolio  manager believes have favorable growth prospects.  The Fund may invest without limit in companies in any  capitalization range.  The Fund focuses mainly on domestic companies, but may buy foreign stocks as well.

HOW DOES THE PORTFOLIO MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL? The Fund's portfolio manager uses fundamental analysis, relying on internal and external research and analysis, to look for high-growth companies. He generally considers a company's financial statements, interviews with management, and analysis of the company's operations and product developments. He also evaluates research on particular industries, market trends and general economic conditions. The portfolio manager focuses on factors that may vary in particular cases and over time. Currently, he looks for:
        o  Companies with management that has a proven ability to handle rapid growth
        o   Companies with innovative products or services
        o   Companies with superior earnings and revenue growth
        o   Companies with growth rates that the portfolio manager believes are sustainable

WHO IS THE FUND DESIGNED FOR? The Fund is designed for investors seeking capital appreciation in their investment over the long term. Investors in the Fund should be willing to assume the greater risks of short-term share price fluctuations that are typical for an aggressive growth fund. Since the Fund does not seek income and the income from its investments will likely be small, it is not designed for investors needing current income. Because of its focus on long-term growth, the Fund may be appropriate for a portion of a retirement plan investment. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree. The Fund's investments are subject to changes in their value from a number of factors described below. There is also the risk that poor security selection by the Fund's investment
Manager, OppenheimerFunds, Inc., will cause the Fund to underperform other funds having a similar objective.

RISKS OF INVESTING IN STOCKS. Stocks fluctuate in price, and their short-term volatility at times may be great.
Because the Fund invests primarily in common stocks of U.S. companies, the value of the Fund's portfolio will be affected by changes in the U.S. stock markets and the special economic and other factors that might primarily affect the prices of growth stocks. Market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change. A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time.
Different stock markets may behave differently from each other.

       Other  factors can affect a particular  stock's  price,  such as poor earnings  reports by the issuer,  loss of major customers,  major litigation  against the issuer, or changes in government  regulations  affecting the issuer or its industry.

         Risks of Growth Stocks.  Stocks of growth companies, particularly newer companies, may offer opportunities for greater long-term capital appreciation but may be more volatile than stocks of larger, more established companies. They have greater risks if the company's earnings growth or stock price fails to increase as expected.

THERE ARE SPECIAL RISKS OF FOREIGN INVESTING. The Fund can buy securities of companies or governments in any country, including developed countries and emerging markets. There is no limit on the amount of the Fund's assets that may be invested in foreign securities. While foreign securities offer special investment opportunities, there are also special risks.

       The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements to which U.S. companies are subject. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the risk overall profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its prices per share. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the
Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.

         In the short term, high-growth stocks can be very volatile. The price of the Fund's shares can go up and down substantially. The Fund generally does not use income-oriented investments to help cushion the Fund's total return from changes in stock prices. In the OppenheimerFunds spectrum, the Fund is an aggressive growth fund, designed for investors willing to assume greater risks. It is likely to be subject to greater fluctuations in its share prices than funds that emphasize large capitalization stocks, or funds that focus on both stocks and bonds.

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An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.
----------------------------------------------------------------------------------------------------------------------

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the
Fund's performance (for its Class A shares) from year to year since the Fund's inception and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compare to those of a broad-based market index.  The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  The after-tax returns for the other classes of shares will vary.  In certain cases, the figure "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period.  A higher after tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.  The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation.  The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional investors not subject to tax. The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the
Fund will perform in the future.

Annual Total Returns (Class A)
(as of 12/31 each year)

[see appendix to prospectus for data in bar chart showing annual total returns]

For the period from 1/1/02 through 9/30/02, the cumulative return for Class A shares before taxes was -39.92%. Sales charges are not included in the calculations of return in this bar chart, and if those charges were included, the returns may be less than those shown.  During the period shown in the bar chart, the highest return (not annualized)
before taxes for a calendar quarter was 55.70%(4th Q. `99) and the lowest return (not annualized) before taxes for a calendar quarter was -32.16% (4th Q`00).

--------------------------------------------- ------------------------- ------------------------- -------------------------
                                                                                5 Years                   10 Years
Average Annual Total Returns                                             (or life of class, if     (or life of class, if
for the periods ended December 31, 2001                1 Year                    less)                     less)
--------------------------------------------- ------------------------- ------------------------- -------------------------
--------------------------------------------- ------------------------- ------------------------- -------------------------
Class A Shares (inception 11/7/95)
  Return Before Taxes                                 -39.94%                    3.28%                     10.19%
  Return After Taxes on Distributions                 -39.94%                    1.64%                     8.27%
  Return  After Taxes on  Distributions  and          -24.32%                    2.37%                     7.95%
  Sale of Fund Shares
--------------------------------------------- ------------------------- ------------------------- -------------------------
Russell 2000 Index (reflects no deduction              2.49%                     7.52%                     9.91%1
for fees, expenses or taxes)
--------------------------------------------- ------------------------- ------------------------- -------------------------
S&P 500 Index  (reflects  no  deduction  for          -11.88%                    10.70%                   13.43%1
fees, expenses or taxes)
--------------------------------------------- ------------------------- ------------------------- -------------------------
Class B Shares (inception 11/7/95)                    -39.93%                    3.39%                     10.45%
--------------------------------------------- ------------------------- ------------------------- -------------------------
Class C Shares (inception 11/7/95)                    -37.40%                    3.76%                     10.45%
--------------------------------------------- ------------------------- ------------------------- -------------------------
--------------------------------------------- ------------------------- ------------------------- -------------------------
Class N Shares (inception 3/1/01)                     -22.49%2                    N/A                       N/A
--------------------------------------------- ------------------------- ------------------------- -------------------------
--------------------------------------------- ------------------------- ------------------------- -------------------------
Class Y Shares (inception 4/1/99)                     -36.02%                   -12.40%                     N/A%
--------------------------------------------- ------------------------- ------------------------- -------------------------
1    From 10/31/95.
2        Cumulative return.  The Fund's average annual total returns include the applicable sales charges: for Class
     A, the current maximum initial sales charge of 5.75%; for Class B, the contingent deferred sales charges of 5%
     (1-year) and 2% (5-year); for Class C, the 1% contingent deferred sales charge for the 1-year period; and for
     Class N, the 1% CDSC for the 18-month period.  There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, Class B "life-of-class" performance does not include the contingent deferred sales charge and uses Class A performance for the period after conversion.  The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares.
The performance of the Fund's Class A shares is compared to the S&P 500 Index, an unmanaged index of equity securities and the Russell 2000 Index, a capitalization-weighted index of the 2000 smallest issuers in the Russell
3000(R)Index. The index performance includes the reinvestment of income but does not reflect transaction costs. The
Fund's investments may vary from securities in the indices.

Fees and Expenses of the Fund

The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The numbers below are based on the Fund's expenses during its fiscal year ended August 31, 2002.

Shareholder Fees (charges paid directly from your investment):
                                                  Class A        Class B       Class C      Class N      Class Y
                                                  Shares         Shares        Shares       Shares        Shares
  -------------------------------------------- -------------- -------------- ------------ ------------ -------------
  -------------------------------------------- -------------- -------------- ------------ ------------ -------------
  Maximum Sales Charge (Load) on purchases
  (as % of offering price)                         5.75%          None          None         None          None
  -------------------------------------------- -------------- -------------- ------------ ------------ -------------
  -------------------------------------------- -------------- -------------- ------------ ------------ -------------
  Maximum Deferred Sales Charge (Load) (as %
  of the lower of the original offering            None1           5%2           1%3          1%4          None
  price or redemption proceeds)
  --------------------------------------------

   1. A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for certain retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
   2. Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.
   3. Applies to shares redeemed within 12 months of purchase.
   4. Applies to shares redeemed within 18 months of retirement plan's first purchase.

   Annual Fund Operating Expenses (deducted from Fund assets):
   (% of average daily net assets)

  -------------------------------
                                       Class A           Class B         Class C          Class N        Class Y
                                        Shares           Shares          Shares           Shares          Shares
  ------------------------------- ------------------- -------------- ---------------- ---------------- -------------
  ------------------------------- ------------------- -------------- ---------------- ---------------- -------------
  Management Fees                       0.74%             0.74%           0.74%            0.74%          0.74%
  ------------------------------- ------------------- -------------- ---------------- ---------------- -------------
  ------------------------------- ------------------- -------------- ---------------- ---------------- -------------
  Distribution and/or Service           0.24%             1.00%           1.00%            0.50%           N/A
  (12b-1) Fees
  ------------------------------- ------------------- -------------- ---------------- ---------------- -------------
  ------------------------------- ------------------- -------------- ---------------- ---------------- -------------
  Other Expenses                        0.97%             0.97%           0.97%            1.01%          1.42%
  ------------------------------- ------------------- -------------- ---------------- ---------------- -------------
  ------------------------------- ------------------- -------------- ---------------- ---------------- -------------
  Total Annual Operating                1.95%             2.71%           2.71%            2.25%          2.16%
  Expenses
  -------------------------------
The management fee is based on a percentage of the Fund's average annual net assets and is shown without giving effect to a voluntary reduction by the Manager which may be withdrawn or amended at any time.  After that waiver, the management fee was 0.71% for each class of shares.
 The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to
0.25% of average daily net assets per fiscal year for Class Y shares and 0.35% of average net assets per fiscal year for all other classes.  That undertaking was effective October 1, 2001 (for Class Y only, January 1, 2001), was pro-rated for the remainder of the fiscal year ending after that date, and may be amended or withdrawn at any time.
After the waiver, the actual "Other Expenses" as percentages of average daily net assets were 0.65% for Class A shares, 0.65% for Class B shares, 0.65% for Class C shares, 0.69% for Class N shares and 0.48% for Class Y shares.
Effective November 1, 2002, the transfer agent will limit its fees to 0.35% of average daily net assets per fiscal year for Class Y shares.  "Total Annual Operating Expenses" as percentages of daily net assets after taking into account the management fee waiver and the transfer agent fee waiver were 1.60% for Class A, 2.36% for Class B, 2.36%
for Class C, 1.90% for Class N and 1.19% for Class Y.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

       The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

  -------------------------------------
  If shares are redeemed:                     1 Year             3 Years           5 Years           10 Years
  ------------------------------------- ------------------- ------------------ ----------------- ------------------
  ------------------------------------- ------------------- ------------------ ----------------- ------------------
  Class A Shares                               $762              $1,152             $1,567            $2,719
  ------------------------------------- ------------------- ------------------ ----------------- ------------------
  ------------------------------------- ------------------- ------------------ ----------------- ------------------
  Class B Shares                               $774              $1,141             $1,635            $2,6911
  ------------------------------------- ------------------- ------------------ ----------------- ------------------
  ------------------------------------- ------------------- ------------------ ----------------- ------------------
  Class C Shares                               $374               $841              $1,435            $3,041
  ------------------------------------- ------------------- ------------------ ----------------- ------------------
  ------------------------------------- ------------------- ------------------ ----------------- ------------------
  Class N Shares                               $328               $703              $1,205            $2,585
  ------------------------------------- ------------------- ------------------ ----------------- ------------------
  ------------------------------------- ------------------- ------------------ ----------------- ------------------
  Class Y Shares                               $219               $676              $1,159            $2,493
  -------------------------------------

  -------------------------------------
  If shares are not redeemed:                 1 Year             3 Years           5 Years           10 Years
  ------------------------------------- ------------------- ------------------ ----------------- ------------------
  ------------------------------------- ------------------- ------------------ ----------------- ------------------
  Class A Shares                               $762              $1,152             $1,567            $2,719
  ------------------------------------- ------------------- ------------------ ----------------- ------------------
  ------------------------------------- ------------------- ------------------ ----------------- ------------------
  Class B Shares                               $274               $841              $1,435            $2,6911
  ------------------------------------- ------------------- ------------------ ----------------- ------------------
  ------------------------------------- ------------------- ------------------ ----------------- ------------------
  Class C Shares                               $274               $841              $1,435            $3,041
  ------------------------------------- ------------------- ------------------ ----------------- ------------------
  ------------------------------------- ------------------- ------------------ ----------------- ------------------
  Class N Shares                               $228               $703              $1,205            $2,585
  ------------------------------------- ------------------- ------------------ ----------------- ------------------
  ------------------------------------- ------------------- ------------------ ----------------- ------------------
  Class Y Shares                               $219               $676              $1,159            $2,493
  -------------------------------------

   In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C or Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include the contingent deferred sales charges. There is no sales charge on Class Y shares.
   1. Class B expenses for years 7 through 10 are based on Class A expenses, since Class B shares automatically convert to Class A after 6 years.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES. The allocation of the Fund's portfolio among different investments will vary over time based upon the Manager's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

       The Manager tries to reduce risks by carefully researching securities before they are purchased. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of stock of any one company and by not investing too great a percentage of the Fund's assets in any one company. Also, the Fund does not concentrate 25% or more of its assets in investments in any one industry.

       However, changes in the overall market prices of securities can occur at any time. The share prices of the
Fund will change daily based on changes in market prices of securities and market conditions and in response to other economic events.

     Growth Stock Investments.  The Manager looks for stocks of companies that have growth potential. Growth companies may be developing new products or services or may be expanding into new markets for their products. They may be newer companies or more established companies entering a growth cycle. The
              Fund's investments are not limited to issuers in a specific capitalization range, such as large-cap or small-cap companies, and the Fund can invest in issuers in all capitalization ranges. Market capitalization refers to the market value of all of a company's issued and outstanding stock. Because the stocks of companies that have smaller market capitalizations tend to be more volatile, to the extent that the Fund holds small-cap stocks, its share prices may fluctuate more and the risks of loss are greater.

       Newer growth  companies tend to retain a large part of their  earnings for research,  development or investment in capital assets.  Therefore,  they do not tend to emphasize  paying  dividends,  and may not pay any dividends for a protracted  period.  They are selected for the Fund's  portfolio  because the Manager  believes the price of the stock will increase over time.

Industry Focus. At times, the Fund might increase the relative emphasis of its investments in a particular industry or group of industries. Stocks of issuers in a particular industry might be affected by changes in economic conditions or by changes in government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Fund has a greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

Portfolio Turnover. The Fund can engage in short-term trading to try to achieve its objective, and will likely have a portfolio turnover rate in excess of 100% annually. Portfolio turnover affects brokerage costs the Fund pays. If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The Financial Highlights table at the end of this Prospectus shows the Fund's portfolio turnover rates during prior fiscal years.

Can the Fund's Investment Objective and Policies Change? The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information.
       An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Fund might not always use all of the different types of techniques and investments described below. These techniques have risks, although some are designed to help reduce overall investment or market risks.

Other Equity Securities. While the Fund emphasizes investments in common stocks, it can also buy preferred stocks and securities convertible into common stock. They can be securities issued by domestic or foreign companies, although the Fund's foreign holdings currently are small. The Manager considers some convertible securities to be "equity equivalents" because of the conversion feature and in that case their rating has less impact on the investment decision than in the case of other debt securities.

Investing in Special Situations. At times the Fund might use aggressive investment techniques, seeking to benefit from what the portfolio manager perceives to be special situations. These may be mergers, reorganizations or other unusual events expected to affect a particular issuer. However, there is a risk that the change or event might not occur, which could have a negative impact on the price of the security. The Fund's investment might not produce the expected gains or could incur a loss for the portfolio.

Investing in Small, Unseasoned Companies. The Fund can invest in small, unseasoned companies. These are companies that have been in operation less than three years, including the operations of any predecessors. These securities may have limited liquidity and their prices may be very volatile. The Fund currently does not intend to invest more than 10% of its assets in these securities.

Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under federal securities laws before they may be sold publicly. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities. The Board can increase that limit to 15%. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The
       Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Derivative Investments. The Fund can invest in a number of different kinds of "derivative" investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. In the broadest sense, options, futures contracts, and other hedging instruments the Fund might use may be considered "derivative" investments. In addition to using derivatives for hedging, the Fund might use other derivative investments because they offer the potential for increased value. The Fund currently does not use derivatives to a significant degree and is not required to use them in seeking its objective.

       Derivatives have risks. If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on the investment. The underlying security or investment on which a derivative is based, and the derivative itself, may not perform the way the Manager expected it to. As a result of these risks the Fund could realize less principal or income from the investment than expected or its hedge might be unsuccessful.
       As a result, the Fund's share prices could fall. Certain derivative investments held by the Fund might be illiquid.

   o   Hedging. The Fund can buy and sell futures contracts, put and call options, and forward contracts. These are all referred to as "hedging instruments."  The Fund does not currently use hedging extensively or for speculative purposes. It has limits on its use of hedging instruments and is not required to use them in seeking its objective.

       Some of these strategies would hedge the Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the Fund's exposure to the securities market.

       There are also special risks in particular hedging strategies. Options trading involves the payment of premiums and can increase portfolio turnover. If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return.

Temporary Defensive Investments. In times of unstable or adverse market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments that are inconsistent with the Fund's principle investment strategies. Generally they would be cash equivalents (such as commercial paper), money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements and may include other investment grade debt securities. The Fund could also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective of capital appreciation.

How the Fund Is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

       The Manager has operated as an investment adviser since January 1960. The Manager and its subsidiaries and affiliates manage more than $120 billion in assets as of September 30, 2002, including other Oppenheimer funds with more than 7 million shareholder accounts. The Manager is located at 498 Seventh Avenue, New York, New York 10018.

Portfolio  Manager.  The  portfolio  manager of the Fund is James  Turner  II. He is the  person  principally responsible  for the  day-to-day  management of the Fund (since  September 21, 2001).  Mr. Turner is a
       Vice  President  of the Fund,  and has been a Vice  President  of the Manager  since  March 26,  2001.
       Previously  he was a portfolio  manager for  Technology  Crossover  Ventures  (May 2000 - March 2001);
       Assistant  Vice  President and Associate  Portfolio  Manager of the Manager  (August 1999 - May 2000);
       securities  analyst for the Manager (October 1996 - August 1999); and a securities  analyst with First of America Investment Company (May 1994 - October 1996).

Advisory Fees. Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate that declines as the Fund's assets grow: 0.75% of the first $200 million of average annual net assets, 0.72%
       of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next
       $700 million, and 0.58% of average annual net assets over $1.5 billion.  The Fund's management fee for its last fiscal year ended August 31, 2002 was 0.74% of average annual net assets for each class of shares.

ABOUT YOUR ACCOUNT

How to Buy Shares

HOW DO YOU BUY SHARES? You can buy shares several ways, as described below. The Distributor, OppenheimerFunds
Distributor Inc. may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the Distributor. Your dealer will place your order with the Distributor on your behalf.

Buying Shares Through the Distributor. Complete an OppenheimerFunds New Account Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If
         you don't list a dealer on the application, the Distributor will act as your agent in buying the shares.
         However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.
     o   Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is $2,500. Before sending a wire, call the Distributor's Wire Department at
         1.800.225.5677 to notify the Distributor of the wire, and to receive further instructions.
     o   Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH) system. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using
         OppenheimerFunds PhoneLink, also described below. Please refer to "AccountLink," below for more details.
     o   Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund (and up to four other
         Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder Application and the
         Statement of Additional Information.

HOW MUCH MUST YOU INVEST? You can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans.

     o   With Asset Builder Plans, 403(b) plans, Automatic Exchange Plans and military allotment plans, you can make initial and subsequent investments for as little as $25. The minimum additional investment in any such plan accounts established on or after November 1, 2002 is $50. The minimum additional investment to such plan accounts that were established prior to November 1, 2002 will remain $25. To establish a new Asset Builder
         Plan account on or after November 1, 2002, you must first invest at least $500.
     o   Under retirement plans, such as IRAs, pension and profit-sharing plans and 401(k) plans, you can start your account with as little as $250. If your IRA is started as an Asset Builder Plan, the $25 minimum applies.
         Additional purchases may be for as little as $25. To establish any type of IRA account on or after November
         1, 2002, the minimum investment is $500. The minimum additional investment to any type of IRA account after
         November 1, 2002 is $50.
     o   The minimum investment requirement does not apply to reinvesting dividends from the Fund or other
         Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price, which is the net asset value per share plus any initial sales charge that applies. The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of The New York
         Stock Exchange, on each day the Exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some days. All references to time in this Prospectus mean "Eastern time."

         The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the
         Fund's Board of Trustees has established procedures to value the Fund's securities, in general, based on market value. The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

         If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Fund's Board of Trustees has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security.  A security's valuation may differ depending on the method used for determining value.

The Offering Price. To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of The
         New York Stock Exchange and transmit it to the Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price.
         Otherwise, the order will receive the next offering price that is determined.

WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.

 --------------------------------------------------------------------------------------------------------------------
 Class A Shares. If you buy Class A shares, you pay an initial sales charge (on investments up to $1 million). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
 Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within six years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
 Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1%, as described in "How Can You Buy Class C Shares?"
          below.
 Class N Shares. If you buy Class N shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.  If you sell your shares within eighteen (18) months of the retirement plan's first purchase of Class N shares, you may pay a contingent deferred sales charge of 1%, as described in "How Can You Buy Class N Shares?" below.
  Class Y Shares. Class Y shares are offered only to certain institutional investors that have special agreements with the Distributor.
 --------------------------------------------------------------------------------------------------------------------

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.
The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N.  For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class
       C shares.

   o   Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares. That is because of the effect of the Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term.
       Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

       However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

       And for non-retirement plan investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class
       C shares from a single investor.

   o   Investing for the Longer Term. If you are investing less than $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

Are There Differences in Account Features That Matter to You? Some account features may not be available to Class B,
       Class C and Class N shareholders. Other features may not be advisable (because of the effect of the contingent deferred sales charge) for Class B, Class C or Class N shareholders. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

       Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class B, Class C or Class N asset-based sales charge described below and in the Statement of Additional Information. Share certificates are only available for Class A shares. If you are considering using your shares as collateral for a loan, that may be a factor to consider.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B, Class C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix B to the Statement of Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the
Distributor when purchasing shares or the Transfer Agent when redeeming shares that the special conditions apply.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the Fund receives the net asset value to invest for your account.

       The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

                                                    Front-End Sales        Front-End Sales         Concession as
                                                      Charge As a            Charge As a           Percentage of
                                                     Percentage of        Percentage of Net          Offering
  Amount of Purchase                                Offering Price         Amount Invested             Price
  ---------------------------------------------- ---------------------- ----------------------- --------------------
  ---------------------------------------------- ---------------------- ----------------------- --------------------
  Less than $25,000                                      5.75%                  6.10%                  4.75%
  ---------------------------------------------- ---------------------- ----------------------- --------------------
  ---------------------------------------------- ---------------------- ----------------------- --------------------
  $25,000 or more but less than $50,000                  5.50%                  5.82%                  4.75%
  ---------------------------------------------- ---------------------- ----------------------- --------------------
  ---------------------------------------------- ---------------------- ----------------------- --------------------
  $50,000 or more but less than $100,000                 4.75%                  4.99%                  4.00%
  ---------------------------------------------- ---------------------- ----------------------- --------------------
  ---------------------------------------------- ---------------------- ----------------------- --------------------
  $100,000 or more but less than $250,000                3.75%                  3.90%                  3.00%
  ---------------------------------------------- ---------------------- ----------------------- --------------------
  ---------------------------------------------- ---------------------- ----------------------- --------------------
  $250,000 or more but less than $500,000                2.50%                  2.56%                  2.00%
  ---------------------------------------------- ---------------------- ----------------------- --------------------
  ---------------------------------------------- ---------------------- ----------------------- --------------------
  $500,000 or more but less than $1 million              2.00%                  2.04%                  1.60%
  ----------------------------------------------

Can You Reduce Class A Sales Charges?  You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of Accumulation" or a Letter of Intent, as described in "Reduced Sales Charges" in the Statement of Additional Information.

     Class A Contingent Deferred Sales Charge.  There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or for certain purchases by particular types of retirement plans that were permitted to purchase such shares prior to March 1,
              2001 ("grandfathered retirement accounts").  Retirement plans are not permitted to make initial purchases of Class A shares subject to a contingent deferred sales charge. The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than by grandfathered retirement accounts. For grandfathered retirement accounts, the concession is 0.75%
              of the first $2.5 million of purchases, plus 0.25% of purchases in excess of $2.5 million. In either case, the concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

              If you redeem any of those shares within an 18-month "holding period" measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.  That sales charge will be equal to 1.0% of the lesser of:
o        the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o        the original net asset value of the redeemed shares.

              The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

     Purchases by Certain Retirement Plans.  There is no initial sales charge on purchases of Class A shares of any one or more Oppenheimer funds by retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor and by retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or recordkeepers which have entered into a special agreement with the
              Distributor.  The Distributor currently pays dealers of record concessions in an amount equal to 0.25%
              of the purchase price of Class A shares by those retirement plans from its own resources at the time of sale, subject to certain exceptions as described in the Statement of Additional Information. There is no contingent deferred sales charge upon the redemption of such shares.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within 6 years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

       The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

  -----------------------------------------------------------
                                                              Contingent Deferred Sales Charge on
  Years Since Beginning of Month in Which                     Redemptions in That Year
  Purchase Order was Accepted                                 (As % of Amount Subject to Charge)
  ----------------------------------------------------------- -----------------------------------------------------
  ----------------------------------------------------------- -----------------------------------------------------
  0 - 1                                                       5.0%
  ----------------------------------------------------------- -----------------------------------------------------
  ----------------------------------------------------------- -----------------------------------------------------
  1 - 2                                                       4.0%
  ----------------------------------------------------------- -----------------------------------------------------
  ----------------------------------------------------------- -----------------------------------------------------
  2 - 3                                                       3.0%
  ----------------------------------------------------------- -----------------------------------------------------
  ----------------------------------------------------------- -----------------------------------------------------
  3 - 4                                                       3.0%
  ----------------------------------------------------------- -----------------------------------------------------
  ----------------------------------------------------------- -----------------------------------------------------
  4 - 5                                                       2.0%
  ----------------------------------------------------------- -----------------------------------------------------
  ----------------------------------------------------------- -----------------------------------------------------
  5 - 6                                                       1.0%
  ----------------------------------------------------------- -----------------------------------------------------
  ----------------------------------------------------------- -----------------------------------------------------
  More than 6                                                 None
  -----------------------------------------------------------

   In the table, a "year" is a 12-month period. In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of
       Additional Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

How Can You Buy Class N Shares? Class N shares are offered for sale to retirement plans (including IRAs and 403(b)
plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of  $500,000 or more or 100 or more eligible participants.  See "Availability of Class N shares" in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.

         A contingent deferred sales charge of 1.00% will be imposed upon the redemption of Class N shares, if:

o        The group retirement plan is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or

o        With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

         Retirement plans that offer Class N shares may impose charges on plan participant accounts.  The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and the special account features applicable to purchasers of those other classes of shares described elsewhere in this prospectus do not apply to
Class N shares offered through a group retirement plan.  Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

HOW CAN YOU BUY CLASS Y SHARES? Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for this purpose. They may include insurance companies, registered investment companies and employee benefit plans. Individual investors cannot buy
Class Y shares directly.

       An institutional investor that buys Class Y shares for its customers' accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent at their Colorado office) and the special account features available to investors buying those other classes of shares do not apply to Class Y shares.
Instructions for buying, selling, exchanging or transferring Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12B-1) PLANS.
Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the
       Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.
       Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. With respect to Class A shares subject to a Class A contingent deferred sales charge purchased by grandfathered retirement accounts, the Distributor pays the 0.25% service fee to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

Distribution  and  Service  Plans for  Class B,  Class C and Class N shares.  The Fund has  adopted  Distribution  and
Service  Plans  for  Class  B,  Class C and  Class N shares  to pay the  Distributor  for its  services  and  costs in distributing  Class B,  Class C and  Class N shares  and  servicing  accounts.  Under  the  plans,  the Fund  pays the
Distributor  an annual  asset-based  sales  charge of 0.75% per year on Class B shares  and on Class C shares  and the
Fund pays the  Distributor an annual  asset-based  sales charge of 0.25% per year on Class N shares.  The  Distributor also receives a service fee of 0.25% per year under each plan.

         The  asset-based  sales  charge and  service  fees  increase  Class B and Class C expenses by up to 1.00% and increase  Class N expenses by up to 0.50% of the net assets per year of the respective  class.  Because these fees are paid out of the Fund's  assets on an ongoing  basis,  over time these fees will  increase the cost of your  investment and may cost you more than other types of sales charges.

         The  Distributor  uses the service fees to compensate  dealers for providing  personal  services for accounts that hold Class B, Class C or Class N shares.  The  Distributor  pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer.  After the shares have been held for a year,  the  Distributor pays the service fees to dealers on a quarterly basis.

         The  Distributor  currently  pays a sales  concession  of 3.75% of the  purchase  price of Class B shares  to dealers from its own  resources at the time of sale.  Including  the advance of the service fee, the total amount paid by the  Distributor  to the dealer at the time of sale of Class B shares is  therefore  4.00% of the  purchase  price.
The  Distributor  retains the Class B asset-based  sales  charge.  See the  Statement of  Additional  Information  for exceptions.

         The  Distributor  currently  pays a sales  concession  of 0.75% of the  purchase  price of Class C shares  to dealers from its own  resources at the time of sale.  Including  the advance of the service fee, the total amount paid by the  Distributor to the dealer at the time of sale of Class C shares is therefore 1.0% of the purchase  price.  The
Distributor  pays the  asset-based  sales  charge as an ongoing  concession  to the dealer on Class C shares that have been outstanding for a year or more. See the Statement of Additional Information for exceptions.

         The  Distributor  currently  pays a sales  concession  of 0.75% of the  purchase  price of Class N shares  to dealers  from its own  resources at the time of sale.  Including  the advance of the service fee the total amount paid by the  Distributor to the dealer at the time of sale of Class N shares is therefore 1.0% of the purchase  price.  The
Distributor  retains the asset-based sales charge on Class N shares.  See the Statement of Additional  Information for exceptions.

Special Investor Services
ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an Automated Clearing House (ACH) member. AccountLink lets you:
   o   transmit funds electronically to purchase shares by telephone (through a service representative or by
       PhoneLink) or automatically under Asset Builder Plans, or
   o   have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.

       You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

       AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established
Fund accounts after you obtain a Personal Identification Number (PIN), by calling the PhoneLink number,
1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the
Transfer Agent by fax (telecopier). Please call 1.800.525.7048 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that web site. To perform account transactions or obtain account information online, you must first obtain a user I.D.
and password on that web site. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at 1.800.225.5677.  At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the
Statement of Additional Information for details.

REINVESTMENT PRIVILEGE. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to six months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C, Class N or Class Y shares. You must be sure to ask the
Distributor for this privilege when you send your payment.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The
Distributor also offers a number of different retirement plans that individuals and employers can use:

Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs, SIMPLE IRAs and rollover IRAs.
SEP-IRAs. These are Simplified Employee Pensions Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.

         Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis.
If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):

   o   You wish to redeem more than $100,000 and receive a check
   o   The redemption check is not payable to all shareholders listed on the account statement
   o   The redemption check is not sent to the address of record on your account statement
   o   Shares are being transferred to a Fund account with a different owner or name
   o   Shares are being redeemed by someone (such as an Executor) other than the owners

Where Can You Have Your Signature Guaranteed?  The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:

     o   a U.S. bank, trust company, credit union or savings association,
     o   a foreign bank that has a U.S. correspondent bank,
     o   a U.S. registered dealer or broker in securities, municipal securities or government securities, or
     o   a U.S. national securities exchange, a registered securities association or a clearing agency.
         If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

HOW DO YOU SELL SHARES BY MAIL?  Write a letter of instructions that includes:
   o   Your name
   o   The Fund's name
   o   Your Fund account number (from your account statement)
   o   The dollar amount or number of shares to be redeemed
   o   Any special payment instructions
   o   Any share certificates for the shares you are selling
   o   The signatures of all registered owners exactly as the account is registered, and
   o   Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for                                Send courier or express mail
requests by mail:                                            requests to:
OppenheimerFunds Services                                    OppenheimerFunds Services
P.O. Box 5270                                                10200 E. Girard Avenue, Building D
Denver, Colorado 80217                                       Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds retirement plan account or under a share certificate by telephone.
   o   To redeem shares through a service representative or automatically on PhoneLink, call 1.800.225.5677

       Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.
Telephone Redemptions Through AccountLink. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B,
Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds
(unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix B to the
Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request).

         A contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:
     o   the amount of your account value represented by an increase in net asset value over the initial purchase price,
     o   shares purchased by the reinvestment of dividends or capital gains distributions, or
     o   shares redeemed in the special circumstances described in Appendix B to the Statement of Additional
         Information.

         To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
     1.  shares acquired by reinvestment of dividends and capital gains distributions,
     2.  shares held for the holding period that applies to the class, and
     3.  shares held the longest during the holding period.

         Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other
Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. Shares of the Fund can be purchased by exchange of shares of other Oppenheimer funds on the same basis. To exchange shares, you must meet several conditions:
   o   Shares of the fund selected for exchange must be available for sale in your state of residence.
   o   The prospectuses of both funds must offer the exchange privilege.
   o   You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.
   o   You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o   Before exchanging into a fund, you must obtain and read its prospectus.

         Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other
Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.

       You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional
Information or obtain one by calling a service representative at 1.800.225.5677. That list can change from time to time.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:
Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account.
       Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.
Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at
       1.800. 225.5677, or by using PhoneLink for automated exchanges by calling 1.800. 225.5677. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:
    o    Shares are normally redeemed from one fund and purchased from the other fund in the            exchange
   transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days.  However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by the same day exchange.

   o   The  interests  of the  Fund's  long-term  shareholders  and its  ability  to  manage  its  investments  may be adversely  affected  when  its  shares  are  repeatedly  bought  and  sold in  response  to  short-term  market fluctuations--also  known as "market  timing."  When  large  dollar  amounts  are  involved,  the Fund may have difficulty  implementing long-term investment strategies,  because it cannot predict how much cash it will have to invest.  Market  timing also may force the Fund to sell  portfolio  securities at  disadvantageous  times to raise the cash needed to buy a market timer's Fund shares.  These factors may hurt the Fund's  performance  and its  shareholders.  When the Manager  believes  frequent  trading would have a disruptive  effect on the Fund's ability to manage its  investments,  the Manager and the Fund may reject purchase orders and exchanges into the
       Fund by any person, group or account that the Manager believes to be a market timer.

   o   The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund will provide you notice whenever it is required to do so by applicable law, but it may impose changes at any time for emergency purposes.
   o   If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling, and exchanging shares is contained in the Statement of Additional Information.

A $12 annual fee is charged on any account valued at less than $500. See the Statement of Additional Information for circumstances when this fee will not be charged.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law.
       If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

The transfer agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form.
       From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

Dealers that perform account transactions for their clients by participating in
NETWORKING    through the National Securities Clearing Corporation are responsible for obtaining their clients'
       permission to perform those transactions, and are responsible to their clients who are shareholders of the
       Fund if the dealer performs any transaction erroneously or improperly.

The redemption price for shares will vary  from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.

Payment for redeemed shares ordinarily is made in cash. It is forwarded by check or through AccountLink (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal
       Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the
       Transfer Agent that your purchase payment has cleared.

Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the
       Fund's portfolio.

"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or
       Employer Identification Number when you sign your application, or if you under-report your income to the
       Internal Revenue Service.

To avoid  sending  duplicate  copies  of  materials  to  households,  the Fund  will  mail only one copy of each prospectus,  annual  and  semi-annual  report  and  annual  notice  of the  Fund's  privacy  policy  to shareholders  having the same last name and address on the Fund's records.  The  consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

         If you want to  receive  multiple  copies  of these  materials,  you may  call  the  Transfer  Agent at
         1.800.225.5677.   You  may  also  notify  the  Transfer   Agent  in  writing.   Individual   copies  of
         prospectuses,  reports  and privacy  notices  will be sent to you  commencing  within 30 days after the
         Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes
DIVIDENDS. The Fund intends to declare dividends separately for each class of shares from net investment income on an annual basis and to pay them to shareholders in December on a date selected by the Board of Trustees. Dividends and distributions paid to Class A and Class Y shares will generally be higher than dividends for Class B, Class C and Class N shares, which normally have higher expenses than Class A and Class Y. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

CAPITAL GAINS. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT ARE YOUR CHOICES FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can reinvest all distributions in the same class of shares of another OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

       Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the
Fund sends you after the end of the calendar year.

Avoid "Buying a Dividend." If you buy shares on or just before the ex-dividend date or just before the Fund declares a capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.
Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

         This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights
The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of
Additional Information, which is available on request.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

 CLASS A   YEAR ENDED AUGUST 31,                                2002          2001          2000
1999          1998
====================================================================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                         $14.92       $ 39.08       $ 26.37       $
14.72       $ 16.98
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                            (.09)         (.18)         (.15)
(.11)         (.14)
 Net realized and unrealized gain (loss)                       (5.92)       (21.40)        14.52
12.08          (.75)

----------------------------------------------------------------------
 Total from investment operations                              (6.01)       (21.58)        14.37
11.97          (.89)
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                             --         (2.58)        (1.66)
(.32)        (1.37)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                               $ 8.91        $14.92        $39.08
$26.37        $14.72

======================================================================

====================================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)                          (40.28)%      (57.56)%       54.89%
82.34%        (5.65)%
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                   $103,105      $233,045      $624,971
$335,682       $74,456
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                          $166,632      $357,113      $563,739
$182,121       $72,059
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment loss                                           (1.09)%       (0.81)%       (0.37)%
(0.47)%       (0.81)%
 Expenses                                                       1.95%         1.33%         1.24%
1.48%         1.48%(3)
 Expenses, net of reduction to custodian
 expenses, voluntary waiver of transfer agent
 fees and voluntary waiver of expenses                          1.60%         1.33%         1.24%
1.48%         1.48%
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                         150%          160%          142%
134%          182%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 CLASS B    YEAR ENDED AUGUST 31.                               2002          2001          2000
1999          1998
====================================================================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                        $ 14.17       $ 37.57       $ 25.58       $
14.38       $ 16.75
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:

 Net investment loss                                            (.41)         (.30)         (.39)
(.11)         (.15)
 Net realized and unrealized gain (loss)                       (5.36)       (20.52)        14.04
11.63          (.85)

-----------------------------------------------------------------------
 Total from investment operations                              (5.77)       (20.82)        13.65
11.52         (1.00)
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:

 Distributions from net realized gain                             --         (2.58)        (1.66)
(.32)        (1.37)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                               $ 8.40        $14.17        $37.57
$25.58        $14.38

=======================================================================

====================================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)                          (40.72)%      (57.87)%       53.73%
81.14%        (6.43)
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                    $52,633      $125,772      $310,972
$189,699       $43,570
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                           $86,628      $181,217      $294,487
$107,124       $39,003
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment loss                                           (1.85)%       (1.58)%       (1.13)%
(1.22)%       (1.58)%
 Expenses                                                       2.71%         2.10%         2.00%
2.23%         2.26%(3)
 Expenses, net of reduction to custodian
 expenses, voluntary waiver of transfer agent
 fees and voluntary waiver of expenses                          2.36%         2.10%         2.00%
2.23%         2.26%
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                         150%          160%          142%
134%         182%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  CONTINUED
--------------------------------------------------------------------------------

 CLASS C    YEAR ENDED AUGUST 31,                               2002          2001          2000
1999          1998
====================================================================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                         $14.19       $ 37.61       $ 25.59       $
14.38       $ 16.74
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                            (.37)         (.32)         (.39)
(.10)         (.16)
 Net realized and unrealized gain (loss)                       (5.41)       (20.52)        14.07
11.63          (.83)

----------------------------------------------------------------------
 Total from investment operations                              (5.78)       (20.84)        13.68
11.53          (.99)
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                             --         (2.58)        (1.66)
(.32)        (1.37)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                               $ 8.41        $14.19        $37.61
$25.59        $14.38

======================================================================

====================================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)                          (40.73)%      (57.86)%       53.83%
81.22%        (6.38)%
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                    $11,578       $25,468       $64,522
$39,083        $8,746
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                           $18,550       $37,410       $60,868
$21,790        $7,908
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment loss                                           (1.85)%       (1.57)%       (1.13)%
(1.22)%       (1.58)%
 Expenses                                                       2.71%         2.10%         2.00%
2.22%         2.26%(3)
 Expenses, net of reduction to custodian
 expenses, voluntary waiver of transfer agent
 fees and voluntary waiver of expenses                          2.36%         2.10%         2.00%
2.22%         2.26%
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                         150%          160%          142%
134%          182%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CLASS  N    YEAR ENDED AUGUST 31,                        2002            2001(1)
================================================================================
PER SHARE OPERATING DATA
 Net asset value, beginning of period                  $14.90          $ 17.74
--------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                     (.28)            (.01)
 Net realized and unrealized loss                       (5.75)           (2.83)
                                                       -------------------------
 Total from investment operations                       (6.03)           (2.84)
--------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                      --               --
--------------------------------------------------------------------------------
 Net asset value, end of period                        $ 8.87           $14.90
                                                       -------------------------

================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                   (40.47)%         (16.01)%
--------------------------------------------------------------------------------

================================================================================
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                $456              $83
--------------------------------------------------------------------------------
 Average net assets (in thousands)                       $249              $12
--------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                                    (1.44)%          (0.94)%
 Expenses                                                2.25%            1.75%
 Expenses, net of reduction to custodian expenses,
 voluntary waiver of transfer agent fees and voluntary
 waiver of expenses                                      1.90%            1.75%
--------------------------------------------------------------------------------
 Portfolio turnover rate                                  150%             160%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  CONTINUED
--------------------------------------------------------------------------------

 CLASS Y    YEAR ENDED AUGUST 31,                               2002          2001          2000       1999(1)
=================================================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                         $15.05       $ 39.32       $ 26.41       $ 23.51
-----------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                   (.10)         (.09)         (.04)           --(2)
 Net realized and unrealized gain (loss)                       (5.93)       (21.60)        14.61          2.90
                                                              ---------------------------------------------------
 Total from investment operations                              (6.03)       (21.69)        14.57          2.90
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                             --         (2.58)        (1.66)           --
-----------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                               $ 9.02        $15.05        $39.32        $26.41
                                                              ===================================================

=================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)                          (40.07)%      (57.48)%       55.58%        12.34%
-----------------------------------------------------------------------------------------------------------------

=================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                    $16,020       $25,450       $91,656       $31,306
-----------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                           $19,590       $49,978       $80,415       $11,731
-----------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment income (loss)                                  (0.70)%       (0.67)%        0.04%         0.09%
 Expenses                                                       2.16%         1.36%(5)      0.91%         0.96%
 Expenses, net of reduction to custodian
 expenses, voluntary waiver of transfer agent
 fees and voluntary waiver of expenses                          1.19%         1.20%         0.91%         0.96%
-----------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                         150%          160%          142%          134%

1. For the period from April 1, 1999 (inception of offering) to August 31, 1999.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Added since August 31, 2001 to reflect expenses before reduction to custodian expenses and voluntary waiver of transfer agent fees.

INFORMATION AND SERVICES

For More Information about Oppenheimer Enterprise Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION   This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS   Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information:
You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------- --------------------------------------------------------------------
By Telephone:                                     Call OppenheimerFunds Services toll-free:
                                                  1.800.CALL.OPP (225.5677)
------------------------------------------------- --------------------------------------------------------------------
------------------------------------------------- --------------------------------------------------------------------
By Mail:                                          Write to:
                                                  OppenheimerFunds Services
                                                  P.O. Box 5270
                                                  Denver, Colorado 80217-5270
------------------------------------------------- --------------------------------------------------------------------
------------------------------------------------- --------------------------------------------------------------------
On the Internet:                                  You can send us a request by e-mail or read or down-load
                                                  documents on
                                                  the OppenheimerFunds website:
                                                  www.oppenheimerfunds.com
------------------------------------------------- --------------------------------------------------------------------

   Information  about the Fund  including the Statement of  Additional  Information  can be reviewed and copied at the
   SEC's Public  Reference Room in Washington,  D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at  1.202.942.8090.  Reports and other  information about the Fund are available on the
   EDGAR  database  on the  SEC's  Internet  website  at  WWW.SEC.GOV.  Copies  may be  obtained  after  payment  of a
                                                          -----------
   duplicating fee by electronic  request at the SEC's e-mail address:  publicinfo@sec.gov  or by writing to the SEC's
   Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the
Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the
Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

SEC File No. 811-07265                           The Fund's shares are distributed by:
PR0885.001.1002                                  (logo) OppenheimerFunds(R)
Printed on recycled paper.                       Distributor, Inc.
N1A/885/885PSP_Dec2001(b)

                                              Appendix to Prospectus of
                                             Oppenheimer Enterprise Fund

         Graphic material included in the Prospectus of Oppenheimer Enterprise Fund under the heading "Annual Total
Returns (Class A)(% as of 12/31 each year)":

         A bar chart will be included in the Prospectus of Oppenheimer Discovery Fund (the "Fund") depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the past ten calendar years, without deducting sales charges. Set forth below are the relevant data points that will appear in the bar chart:

Calendar                            Annual
Year                                Total
Ended                               Returns

12/31/96                   26.77%
12/31/97                   18.75%
12/31/98                   34.81%
12/31/99                    105.75%
12/31/00                   -40.60%
12/31/01                   -36.28%

Oppenheimer Enterprise Fund

498 Seventh Avenue, New York, New York 10018
1-800-525-7048

Statement of Additional Information dated October 23, 2002

         This Statement of Additional  Information is not a Prospectus.  This document contains additional information about the Fund and supplements  information in the Prospectus  dated October 23, 2002. It should be read together with the Prospectus.  You can obtain the Prospectus by writing to the Fund's Transfer Agent,  OppenheimerFunds Services, at
P.O. Box 5270,  Denver,  Colorado 80217,  or by calling the Transfer Agent at the toll-free  number shown above, or by downloading it from the OppenheimerFunds Internet web site at www.oppenheimerfunds.com.

Contents
                                                                                                          Page
About the Fund

About Your Account

Financial Information About the Fund

ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

         The investment  objective,  the principal investment policies and the main risks of the Fund are described in the Prospectus.  This Statement of Additional  Information contains supplemental  information about those policies and risks and the types of securities  that the Fund's  investment  Manager,  OppenheimerFunds,  Inc.,  can select for the
Fund.  Additional  information  is also  provided  about the  strategies  that the Fund may use to try to achieve  its objective.

The Fund's  Investment  Policies.  The composition of the Fund's  portfolio and the techniques and strategies that the
Fund's Manager may use in selecting  portfolio  securities will vary over time. The Fund is not required to use all of the  investment  techniques and  strategies  described  below at all times in seeking its goal. It may use some of the special investment techniques and strategies at some times or not at all.

         |X|  Investments in Equity  Securities.  The Fund may invest in equity  securities of companies in any market capitalization range. Equity securities include common stocks,  preferred stocks, rights and warrants,  and securities convertible  into common stock.  The Fund's  investments  will primarily  include stocks of companies  having a market capitalization of up to $2.5 billion,  generally measured at the time of the Fund's investment.  However,  the Fund is not required to sell securities it holds of an issuer if the issuer's capitalization exceeds $2.5 billion.

         The  Fund  can  also  hold a  portion  of its  assets  in  securities  of  issuers  having  a  larger  market capitalization.  At times,  in the  Manager's  view,  the  market  may favor or  disfavor  securities  of issuers of a particular  capitalization  range.  Therefore the Fund may focus its equity  investments  in securities of one or more capitalization  ranges,  based upon the  Manager's  judgment  of where the best market  opportunities  are to seek the
Fund's objective.

         Current income is not a criterion used to select portfolio securities.  However,  certain debt securities may be selected for the Fund's portfolio for defensive  purposes  (including debt securities that the Manager believes may offer some opportunities for capital  appreciation when stocks are disfavored).  Other debt securities may be selected because they are convertible into common stock, as discussed below in "Convertible Securities."

                  |_|  Over-the-Counter  Securities.   Securities  of  small  capitalization  issuers  may  traded  on securities exchanges or in the over-the-counter  market. The  over-the-counter  markets,  both in the U.S. and abroad, may have less  liquidity  than  securities  exchanges.  That can affect  the price the Fund is able to obtain  when it wants to sell a security.

         Small-cap  growth  companies may offer greater  opportunities  for capital  appreciation  than  securities of large,  more  established  companies.  However,  these securities also involve greater risks than securities of larger companies.  Securities  of small  capitalization  issuers may be subject to greater  price  volatility in general than securities of large-cap  and mid-cap  companies.  Therefore,  to the degree that the Fund has  investments  in smaller capitalization  companies at times of market  volatility,  the Fund's share price may fluctuate  more. As noted below, the Fund limits its investments in unseasoned small cap issuers.

                  ? Convertible  Securities.  While some convertible  securities are a form of debt security,  in many cases  their  conversion  feature  (allowing  conversion  into  equity  securities)  causes them to be regarded by the
Manager  more as "equity  equivalents."  As a result,  the rating  assigned  to the  security  has less  impact on the
Manager's  investment  decision with respect to convertible debt securities than in the case of non-convertible  fixed income  securities.  To determine  whether  convertible  securities  should be regarded as "equity  equivalents,"  the
Manager examines the following factors:
(1)      whether,  at the option of the  investor,  the  convertible  security can be exchanged  for a fixed number of shares of common stock of the issuer,
(2)      whether the issuer of the  convertible  securities  has  restated its earnings per share of common stock on a fully diluted basis (considering the effect of conversion of the convertible securities), and
(3)      the extent to which the convertible  security may be a defensive "equity  substitute,"  providing the ability to participate in any appreciation in the price of the issuer's common stock.

Convertible  securities rank senior to common stock in a corporation's  capital structure and therefore are subject to less risk than common stock in case of the issuer's bankruptcy or liquidation.

         The value of a convertible  security is a function of its "investment  value" and its "conversion  value." If the  investment  value  exceeds the  conversion  value,  the security will behave more like a debt  security,  and the security's  price will likely  increase  when  interest  rates fall and  decrease  when  interest  rates rise.  If the conversion value exceeds the investment  value, the security will behave more like an equity security:  it will likely sell at a premium  over its  conversion  value,  and its price will tend to fluctuate  directly  with the price of the underlying security.

         The Fund has no  limitations  on the ratings of the  convertible  debt  securities  that it can buy. They can include  securities that are investment  grade or below investment  grade.  Securities that are below investment grade
(whether they are rated by a  nationally-recognized  rating  organization  or are unrated  securities that the Manager deems to be below  investment  grade) have greater risks of default than investment  grade  securities.  Additionally, debt  securities are subject to interest rate risk.  Their values tend to fall when interest rates rise. The Fund does not anticipate that it will invest a substantial amount of its assets in these types of securities.

                  ? Rights and  Warrants.  The Fund can  invest up to 5% of its total  assets in  warrants  or rights.
That 5% limit does not apply to warrants and rights the Fund has acquired as part of units of  securities  or that are attached to other  securities  that the Fund buys.  Warrants  basically are options to purchase  equity  securities at specific  prices valid for a specific period of time.  Their prices do not necessarily  move parallel to the prices of the underlying  securities.  Rights are similar to warrants,  but normally have a short  duration and are  distributed directly by the issuer to its shareholders.  Rights and warrants have no voting rights,  receive no dividends and have no rights with respect to the assets of the issuer.

                  ? Preferred  Stock.  Preferred  stock,  unlike common stock, has a stated dividend rate payable from the  corporation's  earnings.  Preferred stock dividends may be cumulative or  non-cumulative.  "Cumulative"  dividend provisions  require  all or a  portion  of prior  unpaid  dividends  to be paid  before  dividends  can be paid on the issuer's  common  stock.  Preferred  stock may be  "participating"  stock,  which  means that it may be  entitled to a dividend exceeding the stated dividend in certain cases.

         If interest rates rise, the fixed dividend on preferred stocks may be less  attractive,  causing the price of preferred  stocks to decline.  Preferred  stock may have  mandatory  sinking fund  provisions,  as well as  provisions allowing calls or redemptions  prior to maturity,  which can also have a negative impact on prices when interest rates decline.  Preferred stock generally has a preference over common stock on the  distribution of a corporation's  assets in the event of liquidation of the  corporation.  The rights of preferred  stock on  distribution  of a  corporation's assets in the event of a liquidation are generally  subordinate to the rights  associated  with a  corporation's  debt securities.

         ? Foreign  Securities.  The Fund can purchase equity  securities  issued or guaranteed by foreign  companies.
"Foreign  securities" include equity and debt securities of companies organized under the laws of countries other than the United States. They may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

         Securities of foreign  issuers that are represented by American  Depository  Receipts or that are listed on a
U.S. securities exchange or traded in the U.S.  over-the-counter  markets are not considered "foreign  securities" for the  purpose  of the  Fund's  investment  allocations.  That is because  they are not  subject to many of the  special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

         Investing in foreign  securities offers potential  benefits not available from investing solely in securities of  domestic  issuers.  They  include  the  opportunity  to invest in  foreign  issuers  that  appear to offer  growth potential,  or in foreign  countries with economic policies or business cycles different from those of the U.S., or to reduce  fluctuations  in portfolio  value by taking  advantage of foreign  stock  markets that do not move in a manner parallel  to U.S.  markets.  The Fund will hold  foreign  currency  only in  connection  with the  purchase or sale of foreign securities.

                  |_|? Risks of Foreign Investing.  Investments in foreign securities may offer special  opportunities for investing but also present special additional risks and  considerations not typically  associated with investments in domestic securities. Some of these additional risks are:
o        reduction of income by foreign taxes;
o        fluctuation  in  value  of  foreign  investments  due to  changes  in  currency  rates  or  currency  control regulations (for example, currency blockage);
o        transaction charges for currency exchange;
o        lack of public information about foreign issuers;
o        lack of uniform accounting,  auditing and financial  reporting  standards in foreign countries  comparable to those applicable to domestic issuers;
o        less volume on foreign exchanges than on U.S. exchanges;
o        greater volatility and less liquidity on foreign markets than in the U.S.;
o        less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
o        greater difficulties in commencing lawsuits;
o        higher brokerage commission rates than in the U.S.;
o        increased  risks of delays in  settlement of portfolio  transactions  or loss of  certificates  for portfolio securities;
o        possibilities  in some countries of  expropriation,  confiscatory  taxation,  political,  financial or social instability or adverse diplomatic developments; and
o        unfavorable differences between the U.S. economy and foreign economies.

         In the past,  U.S.  Government  policies  have  discouraged  certain  investments  abroad by U.S.  investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

                  |_|  Special  Risks of Emerging  Markets.  Emerging  and  developing  markets  abroad may also offer special  opportunities for growth investing but have greater risks than more developed foreign markets,  such as those in Europe,  Canada,  Australia,  New Zealand and Japan. There may be even less liquidity in their securities  markets, and  settlements  of  purchases  and sales of  securities  may be subject to  additional  delays.  They are subject to greater risks of limitations on the  repatriation  of income and profits because of currency  restrictions  imposed by local  governments.  Those  countries may also be subject to the risk of greater  political and economic  instability, which can greatly affect the volatility of prices of securities in those countries.

         ?  Portfolio  Turnover.  "Portfolio  turnover"  describes  the rate at which the Fund  traded  its  portfolio securities  during its last fiscal  year.  For  example,  if a fund sold all of its  securities  during the year,  its portfolio  turnover rate would have been 100% annually.  The Fund's  portfolio  turnover rate will fluctuate from year to year, and the Fund expects to have a portfolio turnover rate of more than 100% annually.

         Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall  performance.  Additionally,  the  realization  of capital  gains from selling  portfolio securities  may result in  distributions  of taxable  long-term  capital  gains to  shareholders,  since the Fund will normally  distribute  all of its capital gains  realized  each year, to avoid excise taxes under the Internal  Revenue
Code.

Other  Investment  Techniques  and  Strategies.  In seeking its  objective,  the Fund from time to time can employ the types of investment  strategies and investments  described below. It is not required to use all of these strategies at all times, and at times may not use them.

         ? Investing in Small,  Unseasoned  Companies.  The Fund can invest in  securities  of companies in any market capitalization  range,  including  small,  unseasoned  companies.  These are companies that have been in operation for less than three years,  including the operations of any predecessors.  Securities of these companies may be subject to volatility  in their  prices.  They might have a limited  trading  market,  which  could  adversely  affect the Fund's ability  to dispose of them and could  reduce  the price the Fund  might be able to obtain for them.  Other  investors that own a  security  issued by a small,  unseasoned  issuer  for which  there is limited  liquidity  might  trade the security  when the Fund is  attempting  to  dispose  of its  holdings  of that  security.  In that case the Fund might receive a lower price for its  holdings  than might  otherwise  be  obtained.  The Fund  currently  does not intend to invest more than 10% of its net assets in those securities.

         ? Repurchase  Agreements.  The Fund can acquire securities subject to repurchase  agreements.  It might do so for liquidity  purposes to meet  anticipated  redemptions  of Fund shares,  or pending the  investment of the proceeds from  sales of Fund  shares,  or pending  the  settlement  of  portfolio  securities  transactions,  or for  temporary defensive purposes, as described below.

         In a repurchase  transaction,  the Fund buys a security from, and  simultaneously  resells it to, an approved vendor for delivery on an  agreed-upon  future date.  The resale  price  exceeds the purchase  price by an amount that reflects an agreed-upon  interest rate  effective for the period during which the  repurchase  agreement is in effect.
Approved vendors include U.S.  commercial  banks,  U.S.  branches of foreign banks, or  broker-dealers  that have been designated as primary dealers in government  securities.  They must meet credit  requirements  set by the Fund's Board of Trustees from time to time.

         The  majority of these  transactions  run from day to day,  and  delivery  pursuant  to the resale  typically occurs  within  one to five days of the  purchase.  Repurchase  agreements  having a  maturity  beyond  seven days are subject to the Fund's  limits on holding  illiquid  investments.  The Fund will not enter into a repurchase  agreement that causes more than 10% of its net assets to be subject to  repurchase  agreements  having a maturity  beyond  seven days.  There is no limit on the amount of the Fund's net assets that may be subject to  repurchase  agreements  having maturities of seven days or less.

         Repurchase  agreements,  considered  "loans"  under the  Investment  Company Act, are  collateralized  by the underlying security.  The Fund's repurchase  agreements require that at all times while the repurchase agreement is in effect,  the value of the collateral must equal or exceed the repurchase  price to fully  collateralize  the repayment obligation.  However,  if the vendor fails to pay the resale price on the delivery  date,  the Fund may incur costs in disposing  of the  collateral  and may  experience  losses if there is any delay in its  ability to do so. The Manager will  monitor the vendor's  creditworthiness  to confirm that the vendor is  financially  sound and will  continuously monitor the collateral's value.

         ? Illiquid and Restricted  Securities.  Under the policies and procedures  established by the Fund's Board of
Trustees,  the Manager determines the liquidity of certain of the Fund's  investments.  To enable the Fund to sell its holdings of a restricted  security not  registered  under the Securities Act of 1933, the Fund may have to cause those securities to be  registered.  The expenses of  registering  restricted  securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities.  When the Fund must arrange  registration because the Fund wishes to sell the  security,  a  considerable  period may elapse  between the time the decision is made to sell the security and the time the  security  is  registered  so that the Fund  could  sell it.  The Fund  would  bear the  risks of any downward price fluctuation during that period.

         The  Fund  can  also  acquire  restricted  securities  through  private  placements.  Those  securities  have contractual  restrictions on their public resale.  Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

         The Fund has  limitations  that apply to purchases of  restricted  securities,  as stated in the  Prospectus.
Those  percentage  restrictions  do not  limit  purchases  of  restricted  securities  that are  eligible  for sale to qualified  institutional  purchasers  under Rule 144A of the  Securities  Act of 1933, if those  securities  have been determined  to be liquid by the Manager  under  Board-approved  guidelines.  Those  guidelines  take into  account the trading  activity for such securities and the availability of reliable pricing  information,  among other factors.  If there is a lack of trading  interest in a particular  Rule 144A security,  the Fund's holdings of that security may be considered to be illiquid.

         Illiquid  securities  include  repurchase  agreements  maturing  in more than  seven  days and  participation interests that do not have puts exercisable within seven days.

         ? Loans of  Portfolio  Securities.  To raise cash for  liquidity  purposes,  the Fund can lend its  portfolio securities  to brokers,  dealers and other types of financial  institutions  approved by the Fund's Board of Trustees.
These loans are limited to not more than 25% of the value of the Fund's  total  assets.  The Fund  currently  does not intend to engage in loans of  securities,  but if it does so, such loans will not likely exceed 5% of the Fund's total assets.

         There are some risks in connection with securities  lending.  The Fund might  experience a delay in receiving additional  collateral  to secure a loan, or a delay in recovery of the loaned  securities  if the borrower  defaults.
The Fund must receive collateral for a loan. Under current applicable  regulatory  requirements  (which are subject to change),  on each business day the loan  collateral must be at least equal to the value of the loaned  securities.  It
must  consist  of  cash,   bank  letters  of  credit,   securities   of  the  U.S.   government  or  its  agencies  or
instrumentalities,  or other  cash  equivalents  in  which  the Fund is  permitted  to  invest.  To be  acceptable  as collateral,  letters of credit must obligate a bank to pay amounts  demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

         When it  lends  securities,  the  Fund  receives  amounts  equal  to the  dividends  or  interest  on  loaned securities.  It also receives one or more of (a) negotiated  loan fees, (b) interest on securities used as collateral, and (c) interest on any short-term debt securities  purchased with such loan  collateral.  Either type of interest may be  shared  with the  borrower.  The Fund may also pay  reasonable  finder's,  custodian  and  administrative  fees in connection  with these loans.  The terms of the Fund's  loans must meet  applicable  tests under the Internal  Revenue
Code and  must  permit  the  Fund to  reacquire  loaned  securities  on five  days'  notice  or in time to vote on any important matter.

         ? Borrowing for Leverage.  The Fund has the ability to borrow from banks on an unsecured  basis to invest the borrowed funds in portfolio  securities.  This speculative  technique is known as "leverage." The Fund may borrow only from banks.  Under current  regulatory  requirements,  borrowings can be made only to the extent that the value of the
Fund's assets,  less its liabilities  other than  borrowings,  is equal to at least 300% of all borrowings  (including the proposed  borrowing).  If the value of the Fund's assets fails to meet this 300% asset coverage  requirement,  the
Fund will  reduce its bank debt  within  three days to meet the  requirement.  To do so, the Fund might have to sell a portion of its investments at a disadvantageous time.

         The Fund will pay interest on these loans,  and that interest  expense will raise the overall expenses of the
Fund and reduce its  returns.  If it does  borrow,  its expenses  will be greater  than  comparable  funds that do not borrow for leverage.  Additionally,  the Fund's net asset value per share might fluctuate more than that of funds that do not borrow.  Currently,  the Fund does not contemplate using this technique,  but if it does so, it will not likely do so to a substantial degree.

         ?  Derivatives.  The Fund can invest in a variety of  derivative  investments  to seek  income for  liquidity needs or for hedging  purposes.  Some derivative  investments the Fund can use are the hedging  instruments  described below in this  Statement  of  Additional  Information.  However,  the  Fund  does  not  use,  and  does not  currently contemplate using, derivatives or hedging instruments to a significant degree.

         Some of the derivative  investments the Fund can use include debt  exchangeable for common stock of an issuer or "equity-linked  debt securities" of an issuer. At maturity,  the debt security is exchanged for common stock of the issuer or it is payable in an amount  based on the price of the issuer's  common  stock at the time of maturity.  Both alternatives  present a risk that the amount  payable at maturity will be less than the  principal  amount of the debt because the price of the issuer's common stock might not be as high as the Manager expected.

         ? Hedging.  Although the Fund does not anticipate the extensive use of hedging instruments,  the Fund can use them. It is not required to do so in seeking its goal. To attempt to protect  against  declines in the market value of the Fund's portfolio,  to permit the Fund to retain  unrealized gains in the value of portfolio  securities which have appreciated, or to facilitate selling securities for investment reasons, the Fund could:
         ?    sell futures contracts,
         ?    buy puts on such futures or on securities, or
         ?    write covered calls on  securities  or futures.  Covered calls can also be used to seek income,  but the
              Manager does not expect to engage extensively in that practice.

         The Fund can use hedging to  establish  a position in the  securities  market as a temporary  substitute  for purchasing  particular  securities.  In that case the Fund would  normally  seek to purchase the  securities  and then terminate  that  hedging  position.  The Fund might also use this type of hedge to  attempt  to  protect  against  the possibility that its portfolio  securities would not be fully included in a rise in value of the market.  To do so the
Fund could:
         ?    buy futures, or
         ?    buy calls on such futures or on securities.
         The Fund's  strategy  of hedging  with  futures  and  options on  futures  will be  incidental  to the Fund's activities in the underlying cash market.  The particular  hedging  instruments the Fund can use are described  below.
The Fund may employ new hedging  instruments and strategies when they are developed,  if those investment  methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

                  ?  Futures.  The Fund can buy and sell  futures  contracts  that relate to (1)  broadly-based  stock indices  (these are referred to as "stock index  futures"),  (2) other  broadly-based  securities  indices  (these are referred to as "financial  futures"),  (3) debt  securities  (these are referred to as "interest rate  futures"),  (4)
foreign  currencies  (these are referred to as "forward  contracts"),  and (5)  commodities  (these are referred to as
"commodity futures").

         A  broadly-based  stock  index is used as the basis for  trading  stock  index  futures.  In some cases these futures may be based on stocks of issuers in a  particular  industry  or group of  industries.  A stock index  assigns relative  values to the common  stocks  included in the index and its value  fluctuates  in response to the changes in value of the  underlying  stocks.  A stock index cannot be purchased or sold directly.  Financial  futures are similar contracts  based on the future value of the basket of securities  that comprise the index.  These  contracts  obligate the seller to deliver,  and the purchaser to take, cash to settle the futures  transaction.  There is no delivery made of the  underlying  securities  to settle the futures  obligation.  Either  party may also settle the  transaction  by entering into an offsetting contract.

         The Fund can invest a portion of its assets in commodity  futures  contracts.  Commodity futures may be based upon commodities  within five main commodity groups:  (1) energy,  which includes crude oil, natural gas, gasoline and heating oil; (2) livestock,  which includes cattle and hogs; (3) agriculture,  which includes wheat,  corn,  soybeans, cotton,  coffee, sugar and cocoa; (4) industrial metals, which includes aluminum,  copper, lead, nickel, tin and zinc;
and (5) precious metals,  which includes gold,  platinum and silver.  The Fund may purchase and sell commodity futures contracts,  options on futures  contracts and options and futures on commodity indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.

         An interest  rate future  obligates  the seller to deliver  (and the  purchaser  to take) cash or a specified type of debt security to settle the futures  transaction.  Either party could also enter into an  offsetting  contract to close out the position.

         No money is paid or received by the Fund on the purchase or sale of a future.  Upon  entering  into a futures transaction,  the Fund will be required to deposit an initial  margin  payment  with the futures  commission  merchant
(the "futures  broker").  Initial  margin  payments  will be deposited  with the Fund's  Custodian  bank in an account registered  in the futures  broker's  name.  However,  the futures  broker can gain access to that  account only under specified  conditions.  As the  future is marked to market  (that is,  its value on the Fund's  books is  changed)  to reflect changes in its market value,  subsequent margin payments,  called variation margin,  will be paid to or by the futures broker daily.

         At any time prior to  expiration  of the  future,  the Fund may elect to close out its  position by taking an opposite  position,  at which time a final  determination  of variation margin is made and any additional cash must be paid by or released to the Fund.  Any loss or gain on the future is then  realized by the Fund for tax  purposes.  All futures transactions  (except forward contracts) are effected through a clearinghouse  associated with the exchange on which the contracts are traded.

                  ? Put and Call  Options.  The Fund can buy and sell certain  kinds of put options  ("puts") and call options ("calls").  The Fund may can and sell  exchange-traded and  over-the-counter  put and call options,  including index options,  securities options,  currency options,  commodities options, and options on the other types of futures described above.

                  ? Writing  Covered Call  Options.  The Fund can write (that is,  sell)  covered  calls.  If the Fund sells a call  option,  it must be  covered.  That means the Fund must own the  security  subject to the call while the call is outstanding,  or, for certain types of calls,  the call may be covered by segregating  liquid assets to enable the Fund to satisfy its  obligations if the call is exercised.  Up to 25% of the Fund's total assets may be subject to calls the Fund writes.

         When the Fund  writes a call on a  security,  it  receives  cash (a  premium).  The Fund  agrees  to sell the underlying  security to a purchaser of a  corresponding  call on the same  security  during the call period at a fixed exercise  price  regardless of market price changes  during the call period.  The call period is usually not more than nine months.  The exercise  price may differ from the market price of the underlying  security.  The Fund has the risk of loss that the price of the  underlying  security  may decline  during the call  period.  That risk may be offset to some extent by the premium the Fund receives.  If the value of the investment  does not rise above the call price,  it is likely that the call will lapse  without  being  exercised.  In that case the Fund would keep the cash  premium and the investment.

         When the Fund writes a call on an index,  it receives  cash (a premium).  If the buyer of the call  exercises it,  the Fund  will pay an  amount of cash  equal to the  difference  between  the  closing  price of the call and the exercise  price,  multiplied  by a specified  multiple that  determines  the total value of the call for each point of difference.  If the value of the underlying  investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case, the Fund would keep the cash premium.

         The Fund's  custodian  bank,  or a securities  depository  acting for the  Custodian,  will act as the Fund's escrow agent,  through the facilities of the Options Clearing  Corporation ("OCC"), as to the investments on which the
Fund has written calls traded on exchanges or as to other acceptable  escrow  securities.  In that way, no margin will be required for such  transactions.  OCC will release the  securities on the expiration of the option or when the Fund enters into a closing transaction.

         When the Fund writes an  over-the-counter  ("OTC") option,  it will enter into an arrangement  with a primary
U.S.  government  securities  dealer  which will  establish a formula  price at which the Fund will have the  absolute right to repurchase that OTC option.  The formula price will generally be based on a multiple of the premium  received for the option,  plus the amount by which the option is exercisable below the market price of the underlying  security
(that is, the option is "in the money").  When the Fund writes an OTC option,  it will treat as illiquid (for purposes of its restriction on holding illiquid  securities) the  mark-to-market  value of any OTC option it holds,  unless the option is subject to a buy-back agreement by the executing broker.

         To terminate  its  obligation  on a call it has  written,  the Fund may  purchase a  corresponding  call in a
"closing  purchase  transaction."  The Fund will then realize a profit or loss,  depending upon whether the net of the amount of the option  transaction  costs and the premium  received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the  transaction.  The Fund may realize a profit if the call expires unexercised,  because  the Fund will retain the  underlying  security  and the  premium it received  when it wrote the call. Any such profits are considered  short-term  capital gains for Federal income tax purposes,  as are the premiums on lapsed  calls.  When  distributed  by the Fund they are taxable as  ordinary  income.  If the Fund cannot  effect a closing  purchase  transaction  due to the lack of a market,  it will have to hold the callable  securities  until the call expires or is exercised.

         The Fund can also write  calls on a futures  contract  without  owning the  futures  contract  or  securities deliverable  under  the  contract.  To do so,  at the time the  call is  written,  the  Fund  must  cover  the call by identifying on its books an equivalent  dollar amount of liquid  assets.  The Fund will  segregate  additional  liquid assets if the value of the  segregated  assets  drops below 100% of the current  value of the future.  Because of this segregation  requirement,  in no  circumstances  would the Fund's  receipt  of an  exercise  notice as to that  future require the Fund to deliver a futures  contract.  It would simply put the Fund in a short futures  position,  which is permitted by the Fund's hedging policies.

                  ?  Writing  Put  Options.  The Fund may sell put  options.  A put  option  on  securities  gives the purchaser the right to sell,  and the writer the  obligation to buy, the  underlying  investment at the exercise price during the option period.  The Fund will not write puts if, as a result,  more than 50% of the Fund's net assets would be required to be segregated to cover such put options.

         If the Fund  writes a put,  the put must be covered by liquid  assets  identified  on the Fund's  books.  The premium the Fund receives from writing a put represents a profit,  as long as the price of the  underlying  investment remains equal to or above the exercise  price of the put.  However,  the Fund also assumes the  obligation  during the option period to buy the underlying  investment from the buyer of the put at the exercise price,  even if the value of the investment  falls below the exercise price. If a put the Fund has written expires  unexercised,  the Fund realizes a gain in the amount of the premium  less the  transaction  costs  incurred.  If the put is  exercised,  the Fund must fulfill its obligation to purchase the  underlying  investment at the exercise  price.  That price will usually exceed the market value of the  investment at that time. In that case,  the Fund may incur a loss if it sells the  underlying investment.  That  loss  will be equal  to the sum of the sale  price of the  underlying  investment  and the  premium received minus the sum of the exercise price and any transaction costs the Fund incurred.

         When writing a put option on a security,  to secure its  obligation  to pay for the  underlying  security the
Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise  price of the  underlying securities.  The Fund therefore  forgoes the  opportunity of investing the segregated  assets or writing calls against those assets.

         As long as the Fund's  obligation as the put writer  continues,  it may be assigned an exercise notice by the broker-dealer  through which the put was sold.  That notice will require the Fund to take  delivery of the  underlying security and pay the exercise  price.  The Fund has no control over when it may be required to purchase the underlying security,  since it may be assigned an exercise  notice at any time prior to the  termination of its obligation as the writer of the put.  That  obligation  terminates  upon  expiration  of the put. It may also  terminate  if,  before it receives an exercise notice,  the Fund effects a closing  purchase  transaction by purchasing a put of the same series as it sold. Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

         The Fund may  decide to effect a closing  purchase  transaction  to  realize a profit on an  outstanding  put option it has written or to prevent the underlying  security from being put. Effecting a closing purchase  transaction will also permit the Fund to write  another put option on the  security,  or to sell the security and use the proceeds from the sale for other  investments.  The Fund will  realize  a profit  or loss from a closing  purchase  transaction depending  on whether the cost of the  transaction  is less or more than the  premium  received  from  writing the put option.  Any profits from writing puts are  considered  short-term  capital gains for Federal tax  purposes,  and when distributed by the Fund, are taxable as ordinary income.

                  ? Purchasing  Calls and Puts..  The Fund can purchase calls to protect against the possibility  that the Fund's portfolio will not participate in an anticipated rise in the securities  market.  When the Fund buys a call
(other than in a closing purchase  transaction),  it pays a premium. The Fund then has the right to buy the underlying investment  from a seller of a corresponding  call on the same  investment  during the call period at a fixed exercise price.  The Fund  benefits  only if it sells the call at a profit or if,  during the call period,  the market price of the underlying  investment is above the sum of the call price plus the transaction  costs and the premium paid for the call and the  Fund  exercises  the  call.  If the Fund  does not  exercise  the call or sell it  (whether  or not at a profit),  the call will become  worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

         The Fund can buy puts  whether or not it holds the  underlying  investment  in its  portfolio.  When the Fund purchases  a put,  it pays a  premium  and,  except  as to puts on  indices,  has the  right  to sell  the  underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.

         Buying a put on  securities  or futures the Fund owns  enables the Fund to attempt to protect  itself  during the put period  against a decline in the value of the  underlying  investment  below the exercise price by selling the underlying  investment  at the  exercise  price  to a  seller  of a  corresponding  put.  If the  market  price of the underlying  investment is equal to or above the exercise  price and, as a result,  the put is not exercised or resold, the put will become  worthless at its  expiration  date. In that case the Fund will have paid the premium but lost the right to sell the underlying  investment.  However,  the Fund may sell the put prior to its expiration.  That sale may or may not be at a profit.

         Buying a put on an investment  the Fund does not own (such as an index or future)  permits the Fund either to resell the put or to buy the  underlying  investment  and sell it at the  exercise  price.  The resale price will vary inversely to the price of the underlying  investment.  If the market price of the  underlying  investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

         When the Fund  purchases a call or put on an index or future,  it pays a premium,  but  settlement is in cash rather than by delivery of the  underlying  investment  to the Fund.  Gain or loss  depends on changes in the index in question  (and  thus on price  movements  in the  securities  market  generally)  rather  than on price  movements  in individual securities or futures contracts.

         The Fund may buy a call or put only if,  after the  purchase,  the value of all call and put options  held by the Fund will not exceed 5% of the Fund's total assets.

                  ? Buying and  Selling  Options on  Foreign  Currencies.  The Fund can buy and sell calls and puts on foreign  currencies.  They  include  puts and calls that  trade on a  securities  or  commodities  exchange  or in the over-the-counter  markets or are quoted by major  recognized  dealers in such options.  The Fund could use these calls and puts to try to protect  against  declines in the dollar value of foreign  securities  and  increases in the dollar cost of foreign securities the Fund wants to acquire.

         If the  Manager  anticipates  a rise in the dollar  value of a foreign  currency  in which  securities  to be acquired are  denominated,  the increased  cost of those  securities  may be partially  offset by purchasing  calls or writing  puts on that  foreign  currency.  If the  Manager  anticipates  a decline  in the  dollar  value of a foreign currency,  the decline in the dollar value of portfolio  securities  denominated  in that currency  might be partially offset by writing calls or purchasing puts on that foreign  currency.  However,  the currency rates could fluctuate in a direction  adverse to the Fund's position.  The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

         A call the Fund writes on a foreign  currency is "covered" if the Fund owns the underlying  foreign  currency covered by the call or has an absolute and immediate right to acquire that foreign  currency  without  additional cash consideration (or it can do so for additional cash  consideration  held in a segregated account by its custodian bank)
upon conversion or exchange of other foreign currency held in its portfolio.

         The Fund could  write a call on a foreign  currency to provide a hedge  against a decline in the U.S.  dollar value of a  security  which  the Fund owns or has the  right to  acquire  and  which is  denominated  in the  currency underlying the option.  That decline might be one that occurs due to an expected  adverse change in the exchange rate.
This is known as a "cross-hedging"  strategy. In those circumstances,  the Fund covers the option by maintaining cash,
U.S.  government  securities or other liquid,  high-grade  debt securities in an amount equal to the exercise price of the option, in a segregated account with the Fund's custodian bank.

                  ? Risks of Hedging  with  Options  and  Futures.  The use of hedging  instruments  requires  special skills and  knowledge  of  investment  techniques  that are  different  than what is  required  for  normal  portfolio management.  If the Manager  uses a hedging  instrument  at the wrong time or judges  market  conditions  incorrectly, hedging  strategies may reduce the Fund's return.  The Fund could also experience  losses if the prices of its futures and options positions were not correlated with its other investments.

         The Fund's  option  activities  could affect its  portfolio  turnover  rate and  brokerage  commissions.  The exercise of calls written by the Fund might cause the Fund to sell related portfolio  securities,  thus increasing its turnover  rate.  The  exercise  by the Fund of puts on  securities  will  cause  the sale of  underlying  investments, increasing  portfolio  turnover.  Although  the  decision  whether  to  exercise  a put it holds is within  the Fund's control,  holding a put might cause the Fund to sell the related  investments  for reasons that would not exist in the absence of the put.

         The Fund could pay a brokerage  commission  each time it buys a call or put,  sells a call or put, or buys or sells an underlying  investment in connection  with the exercise of a call or put. Those  commissions  could be higher on a relative basis than the commissions for direct  purchases or sales of the underlying  investments.  Premiums paid for options  are small in  relation to the market  value of the  underlying  investments.  Consequently,  put and call options  offer large  amounts of leverage.  The leverage  offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

         If a covered call written by the Fund is exercised on an  investment  that has  increased in value,  the Fund will be  required  to sell the  investment  at the  call  price.  It will not be able to  realize  any  profit  if the investment has increased in value above the call price.

         An option  position  may be closed out only on a market that  provides  secondary  trading for options of the same series,  and there is no assurance that a liquid secondary market will exist for any particular  option. The Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

         There is a risk in using short hedging by selling  futures or  purchasing  puts on  broadly-based  indices or futures to attempt to protect against declines in the value of the Fund's portfolio  securities.  The risk is that the prices of the futures or the applicable  index will correlate  imperfectly with the behavior of the cash prices of the
Fund's  securities.  For example,  it is possible that while the Fund has used hedging  instruments  in a short hedge, the  market  might  advance  and the value of the  securities  held in the Fund's  portfolio  might  decline.  If that occurred,  the Fund would lose money on the  hedging  instruments  and also  experience  a decline in the value of its portfolio  securities.  However,  while this could occur for a very brief period or to a very small degree,  over time the value of a diversified  portfolio of securities  will tend to move in the same direction as the indices upon which the hedging instruments are based.

         The risk of imperfect  correlation  increases as the  composition of the Fund's  portfolio  diverges from the securities  included in the applicable  index.  To compensate for the imperfect  correlation of movements in the price of the portfolio  securities  being hedged and movements in the price of the hedging  instruments,  the Fund might use hedging  instruments in a greater dollar amount than the dollar amount of portfolio  securities being hedged. It might do so if the  historical  volatility  of the  prices  of the  portfolio  securities  being  hedged  is more  than  the historical volatility of the applicable index.

         The  ordinary  spreads  between  prices in the cash and futures  markets are subject to  distortions,  due to differences  in the nature of those  markets.  First,  all  participants  in the futures  market are subject to margin deposit and  maintenance  requirements.  Rather than meeting  additional  margin deposit  requirements,  investors may close futures contracts through offsetting  transactions which could distort the normal relationship  between the cash and futures  markets.  Second,  the liquidity of the futures market depends on  participants  entering into offsetting transactions  rather than  making or taking  delivery.  To the extent  participants  decide to make or take  delivery, liquidity  in the futures  market  could be  reduced,  thus  producing  distortion.  Third,  from the point of view of speculators,  the deposit  requirements  in the  futures  market are less  onerous  than  margin  requirements  in the securities  markets.  Therefore,  increased  participation  by speculators  in the futures market may cause  temporary price distortions.

         The Fund can use  hedging  instruments  to  establish  a position  in the  securities  markets as a temporary substitute  for the purchase of individual  securities  (long hedging) by buying futures and/or calls on such futures, broadly-based  indices or on securities.  It is possible that when the Fund does so the market might  decline.  If the
Fund then  concludes  not to invest in securities  because of concerns  that the market might  decline  further or for other  reasons,  the Fund will  realize a loss on the hedging  instruments  that is not offset by a  reduction  in the price of the securities purchased.

                  ? Forward  Contracts.  Forward contracts are foreign currency exchange  contracts.  They are used to buy or sell foreign  currency for future  delivery at a fixed price.  The Fund uses them to "lock in" the U.S.  dollar price of a  security  denominated  in a foreign  currency  that the Fund has  bought or sold,  or to  protect  against possible  losses from changes in the relative values of the U.S.  dollar and a foreign  currency.  The Fund limits its exposure  in  foreign  currency  exchange  contracts  in a  particular  foreign  currency  to the amount of its assets denominated in that currency or a closely-correlated  currency.  The Fund may also use "cross-hedging"  where the Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

         Under a forward  contract,  one party  agrees to  purchase,  and  another  party  agrees to sell,  a specific currency at a future  date.  That date may be any fixed  number of days from the date of the  contract  agreed upon by the parties.  The  transaction  price is set at the time the contract is entered into.  These  contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

         The Fund can use forward  contracts to protect  against  uncertainty in the level of future  exchange  rates.
The use of forward  contracts does not eliminate the risk of fluctuations  in the prices of the underlying  securities the Fund owns or intends to acquire,  but it does fix a rate of exchange in advance.  Although  forward  contracts may reduce  the risk of loss  from a  decline  in the  value of the  hedged  currency,  at the same  time  they  limit any potential gain if the value of the hedged currency increases.

         When the Fund  enters  into a  contract  for the  purchase  or sale of a  security  denominated  in a foreign currency,  or when it  anticipates  receiving  dividend  payments  in a foreign  currency,  the Fund  might  desire to
"lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments.  To do so, the
Fund could enter into a forward  contract for the purchase or sale of the amount of foreign  currency  involved in the underlying  transaction,  in a fixed  amount  of U.S.  dollars  per unit of the  foreign  currency.  This is  called a
"transaction  hedge."  The  transaction  hedge will  protect  the Fund  against a loss from an  adverse  change in the currency  exchange  rates  during the period  between the date on which the  security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

         The Fund could also use forward  contracts to lock in the U.S. dollar value of portfolio  positions.  This is called a "position  hedge." When the Fund believes that foreign  currency might suffer a substantial  decline  against the U.S. dollar,  it could enter into a forward contract to sell an amount of that foreign currency  approximating the value of some or all of the Fund's portfolio securities  denominated in that foreign currency.  When the Fund believes that the U.S.  dollar might suffer a substantial  decline  against a foreign  currency,  it could enter into a forward contract to buy that foreign  currency for a fixed dollar amount.  Alternatively,  the Fund could enter into a forward contract to sell a different  foreign  currency  for a fixed U.S.  dollar  amount if the Fund  believes  that the U.S.
dollar  value of the foreign  currency  to be sold  pursuant to its forward  contract  will fall  whenever  there is a decline in the U.S. dollar value of the currency in which portfolio  securities of the Fund are  denominated.  That is referred to as a "cross hedge."

         The Fund will cover its short  positions in these cases by  identifying to its Custodian bank assets having a value equal to the aggregate  amount of the Fund's  commitment under forward  contracts.  The Fund will not enter into forward  contracts or maintain a net exposure to such contracts if the  consummation  of the contracts  would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's  portfolio  securities or other assets denominated in that currency or another currency that is the subject of the hedge.

         However,  to avoid  excess  transactions  and  transaction  costs,  the Fund may  maintain a net  exposure to forward  contracts in excess of the value of the Fund's  portfolio  securities or other assets  denominated in foreign currencies if the excess amount is "covered" by liquid  securities  denominated in any currency.  The cover must be at least  equal at all times to the amount of that  excess.  As one  alternative,  the Fund may  purchase  a call  option permitting  the Fund to purchase the amount of foreign  currency being hedged by a forward sale contract at a price no higher than the forward  contract price.  As another  alternative,  the Fund may purchase a put option  permitting the
Fund to sell the amount of foreign currency  subject to a forward purchase  contract at a price as high or higher than the forward contact price.

         The  precise  matching  of the amounts  under  forward  contracts  and the value of the  securities  involved generally will not be possible  because the future value of securities  denominated in foreign  currencies will change as a consequence of market  movements  between the date the forward  contract is entered into and the date it is sold.
In some cases the Manager  might  decide to sell the  security  and deliver  foreign  currency to settle the  original purchase  obligation.  If the market  value of the  security is less than the amount of foreign  currency  the Fund is obligated  to deliver,  the Fund might have to purchase  additional  foreign  currency on the "spot"  (that is,  cash)
market to settle the  security  trade.  If the market  value of the  security  instead  exceeds  the amount of foreign currency  the Fund is  obligated  to deliver to settle the trade,  the Fund might have to sell on the spot market some of the foreign  currency  received upon the sale of the security.  There will be additional  transaction  costs on the spot market in those cases.

         The projection of short-term currency market movements is extremely  difficult,  and the successful execution of a short-term  hedging strategy is highly uncertain.  Forward  contracts involve the risk that anticipated  currency movements  will not be  accurately  predicted,  causing  the Fund to  sustain  losses  on these  contracts  and to pay additional  transactions  costs.  The use of forward  contracts in this manner might reduce the Fund's  performance if there are  unanticipated  changes in currency  prices to a greater  degree than if the Fund had not entered  into such contracts.

         At or before the maturity of a forward  contract  requiring the Fund to sell a currency,  the Fund might sell a portfolio  security and use the sale proceeds to make delivery of the currency.  In the  alternative  the Fund might retain the security and offset its  contractual  obligation to deliver the currency by  purchasing a second  contract.
Under that  contract the Fund will  obtain,  on the same  maturity  date,  the same amount of the currency  that it is obligated  to deliver.  Similarly,  the Fund might close out a forward  contract  requiring it to purchase a specified currency  by  entering  into a second  contract  entitling  it to sell the same  amount  of the same  currency  on the maturity  date of the first  contract.  The Fund  would  realize a gain or loss as a result of  entering  into such an offsetting  forward  contract  under  either  circumstance.  The gain or loss will  depend on the  extent to which the exchange rate or rates between the  currencies  involved  moved between the execution  dates of the first contract and offsetting contract.

         The costs to the Fund of engaging in forward  contracts varies with factors such as the currencies  involved, the length of the contract period and the market  conditions then  prevailing.  Because forward  contracts are usually entered into on a principal  basis,  no brokerage fees or commissions  are involved.  Because these  contracts are not traded on an exchange,  the Fund must evaluate the credit and performance risk of the counterparty  under each forward contract.

         Although  the Fund  values  its assets  daily in terms of U.S.  dollars,  it does not  intend to convert  its holdings of foreign  currencies into U.S.  dollars on a daily basis.  The Fund may convert foreign  currency from time to time, and will incur costs in doing so. Foreign  exchange  dealers do not charge a fee for conversion,  but they do seek to realize a profit based on the  difference  between the prices at which they buy and sell  various  currencies.
Thus,  a dealer  might  offer to sell a foreign  currency  to the Fund at one rate,  while  offering a lesser  rate of exchange if the Fund desires to resell that currency to the dealer.

                  ? Regulatory  Aspects of Hedging  Instruments.  When using futures and options on futures,  the Fund is required to operate within certain  guidelines and  restrictions  with respect to the use of futures as established by the Commodities  Futures Trading  Commission (the "CFTC").  In particular,  the Fund is exempted from  registration with the CFTC as a "commodity  pool  operator" if the Fund complies with the  requirements  of Rule 4.5 adopted by the
CFTC.  The Rule does not limit the  percentage  of the Fund's  assets that may be used for futures  margin and related options  premiums  for a bona fide  hedging  position.  However,  under the Rule,  the Fund must  limit its  aggregate initial  futures  margin and  related  options  premiums  to not more than 5% of the  Fund's  net  assets for  hedging strategies that are not considered  bona fide hedging  strategies  under the Rule.  Under the Rule, the Fund must also use short futures and options on futures  solely for bona fide hedging  purposes  within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

         Transactions  in options by the Fund are subject to  limitations  established  by the option  exchanges.  The exchanges  limit the maximum number of options that may be written or held by a single  investor or group of investors acting in concert.  Those  limits  apply  regardless  of whether the options  were written or purchased on the same or different  exchanges or are held in one or more accounts or through one or more different  exchanges or through one or more brokers.  Thus, the number of options that the Fund may write or hold may be affected by options  written or held by other entities,  including other  investment  companies  having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's adviser).  The exchanges also impose position limits on futures  transactions.  An exchange may order the  liquidation  of  positions  found to be in  violation  of those  limits  and may impose  certain  other sanctions.

         Under the  Investment  Company Act, when the Fund  purchases a future,  it must maintain  liquid assets in an amount equal to the market value of the securities underlying the future, less the margin deposit applicable to it.

                  ? Tax Aspects of Certain Hedging  Instruments.  Certain foreign currency exchange contracts in which the Fund may invest are treated as "Section 1256  contracts"  under the Internal  Revenue  Code. In general,  gains or losses  relating to Section 1256  contracts are  characterized  as 60% long-term and 40%  short-term  capital gains or losses under the Code.  However,  foreign  currency  gains or losses  arising from  Section  1256  contracts  that are forward  contracts  generally are treated as ordinary income or loss. In addition,  Section 1256 contracts held by the
Fund at the end of each  taxable year are  "marked-to-market,"  and  unrealized  gains or losses are treated as though they were  realized.  These  contracts  also may be  marked-to-market  for  purposes  of  determining  the  excise tax applicable  to  investment  company  distributions  and for other  purposes  under  rules  prescribed  pursuant to the
Internal  Revenue Code. An election can be made by the Fund to exempt those  transactions  from this  marked-to-market treatment.

         Certain  forward  contracts the Fund enters into may result in  "straddles"  for Federal income tax purposes.
The  straddle  rules may affect the  character  and timing of gains (or  losses)  recognized  by the Fund on  straddle positions.  Generally,  a loss sustained on the  disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any  unrecognized  gain in the offsetting  positions  making up the straddle.  Disallowed loss is generally allowed at the point where there is no unrecognized  gain in the offsetting  positions making up the straddle, or the offsetting position is disposed of.

         Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:
(1)      gains or losses  attributable  to fluctuations in exchange rates that occur between the time the Fund accrues interest  or other  receivables  or  accrues  expenses  or other  liabilities  denominated  in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, and
(2)      gains or  losses  attributable  to  fluctuations  in the  value of a  foreign  currency  between  the date of acquisition of a debt security  denominated in a foreign currency or foreign currency forward  contracts and the date of disposition.

         Currency gains and losses are offset  against market gains and losses on each trade before  determining a net
"Section 988" gain or loss under the Internal  Revenue Code for that trade,  which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

         ? Temporary  Defensive  Investments.  When market  conditions  are  unstable,  or the Manager  believes it is otherwise  appropriate  to  reduce  holdings  in  stocks,  the Fund can  invest in a variety  of debt  securities  for defensive  purposes.  The Fund can also purchase these securities for liquidity purposes to meet cash needs due to the redemption  of Fund  shares,  or to hold while  waiting to reinvest  cash  received  from the sale of other  portfolio securities. The Fund can buy:
|_|      high-quality (rated in the top rating categories of  nationally-recognized  rating organizations or deemed by the Manager to be of comparable  quality),  short-term money market instruments,  including those issued by the U. S. Treasury or other government agencies,
|_|      commercial paper  (short-term,  unsecured,  promissory  notes of domestic or foreign  companies) rated in the top rating category of a nationally recognized rating organization,
|_|      debt  obligations  of corporate  issuers,  rated  investment  grade (rated at least Baa by Moody's  Investors
              Service,  Inc.  or at least BBB by  Standard & Poor's  Corporation,  or a  comparable  rating by another rating  organization),  or unrated  securities  judged by the  Manager to have a  comparable  quality to rated securities in those categories,
|_|      preferred stocks,
|_|      certificates  of deposit  and  bankers'  acceptances  of  domestic  and  foreign  banks and  savings and loan associations, and
|_|      repurchase agreements.

         Short-term  debt  securities  would normally be selected for defensive or cash  management  purposes  because they can normally be disposed of quickly,  are not generally  subject to significant  fluctuations  in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

Investment Restrictions

         ? What Are  "Fundamental  Policies?"  Fundamental  policies are those  policies  that the Fund has adopted to govern  its  investments  that can be  changed  only by the vote of a  "majority"  of the  Fund's  outstanding  voting securities.  Under the Investment  Company Act, a "majority"  vote is defined as the vote of the holders of the lesser of:
         ?    67% or more of the shares present or represented  by proxy at a shareholder  meeting,  if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
         ?    more than 50% of the outstanding shares.

         The Fund's investment  objective is a fundamental policy.  Other policies described in the Prospectus or this
Statement of  Additional  Information  are  "fundamental"  only if they are  identified  as such.  The Fund's Board of
Trustees  can  change  non-fundamental  policies  without  shareholder  approval.  However,   significant  changes  to
investment  policies will be described in  supplements  or updates to the  Prospectus or this  Statement of Additional
Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

         |X|  Does  the  Fund  Have  Additional  Fundamental  Policies?  The  following  investment  restrictions  are fundamental policies of the Fund.

         ? The Fund cannot buy  securities  issued or guaranteed by any one issuer if more than 5% of its total assets would be  invested  in  securities  of that  issuer  or if it would  then own more  than 10% of that  issuer's  voting securities.  The  limit  does  not  apply to  securities  issued  by the U.S.  government  or any of its  agencies  or instrumentalities.

         ? The Fund cannot invest in companies for the purpose of acquiring control or management of them.

         ? The Fund  cannot lend  money.  However,  it can invest in publicly  distributed  debt  securities  that the
Fund's investment  policies and restrictions  permit it to purchase.  The Fund may also lend its portfolio  securities and enter into repurchase agreements.

         ? The Fund cannot  concentrate  investments.  That means it cannot  invest 25% or more of its total assets in companies  in any one  industry.  Obligations  of the U.S.  government,  its agencies  and  instrumentalities  are not considered to be part of an "industry" for the purposes of this restriction.

         ? The Fund cannot  purchase  securities on margin.  However,  the Fund may make margin deposits in connection with any of the hedging instruments permitted by any of its other fundamental policies.

         ? The Fund cannot  invest in real estate or in  interests  in real  estate.  However,  the Fund can  purchase readily-marketable securities of companies holding real estate or interests in real estate.

         ? The Fund cannot make short sales of securities except "short sales against-the-box."

         ? The Fund cannot  underwrite  securities of other companies.  A permitted  exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

         ? The Fund cannot  invest in or hold  securities  of any issuer if officers  and Trustees or directors of the
Fund or the Manager  individually  beneficially  own more than 1/2 of 1% of the securities of that issuer and together own more than 5% of the securities of that issuer.

         ? The Fund cannot invest in other open-end  investment  companies or invest more than 5% of its net assets in closed-end  investment  companies,  including  small  business  investment  companies.  The Fund  cannot make any such investment at commission rates in excess of normal brokerage commissions.

         ? The Fund cannot invest in interests in oil, gas or other mineral exploration or development programs.

         ? The Fund cannot pledge,  mortgage or  hypothecate  any of its assets.  However,  this does not prohibit the escrow  arrangements  contemplated  by the put  and  call  activities  of the  Fund  or  other  collateral  or  margin arrangements in connection with any of the hedging instruments permitted by any of its other policies.

         |_| The Fund cannot issue "senior  securities," but this does not prohibit certain investment  activities for which assets of the Fund are designated as segregated,  or margin,  collateral or escrow arrangements are established, to  cover  the  related  obligations.  Examples  of those  activities  include  borrowing  money,  reverse  repurchase agreements,  delayed-delivery  and when-issued  arrangements for portfolio securities  transactions,  and contracts to buy or sell derivates, hedging instruments, options or futures.

         Another  fundamental  policy  adopted by the Fund permits it to invest all of its assets in the securities of a single open-end management  investment company for which the Manager,  one of its subsidiaries or a successor is the investment  adviser or sub-adviser.  That fund must have  substantially  the same  fundamental  investment  objective, policies and limitations as the Fund. This policy would permit the Fund to adopt a  "master-feeder"  structure.  Under that  structure,  the Fund would be a "feeder"  fund and would  invest  all of its assets in a single  pooled  "master fund" in which other  feeder  funds could also  invest.  This could  enable the Fund to take  advantage  of  potential operational and cost  efficiencies in the master-feeder  structure.  The Fund has no present intention of adopting the master-feeder  structure.  If it did so, the Prospectus and this Statement of Additional  Information would be revised accordingly.

         Unless the  Prospectus  or this  Statement of  Additional  Information  states that a percentage  restriction applies on an  on-going  basis,  it  applies  only at the time the Fund  makes an  investment.  The Fund need not sell securities to meet the  percentage  limits if the value of the  investment  increases in proportion to the size of the
Fund.

         For  purposes of the Fund's  policy not to  concentrate  its  investments  as described  above,  the Fund has adopted the industry  classifications  set forth in Appendix A to this  Statement of Additional  Information.  That is not a fundamental policy.

How the Fund is Managed

Organization  and  History.  The Fund is an  open-end,  diversified  management  investment  company with an unlimited number of authorized shares of beneficial interest. The Fund was organized as a Massachusetts business trust in 1995.

         The  Fund is  governed  by a Board  of  Trustees,  which is  responsible  for  protecting  the  interests  of shareholders  under  Massachusetts  law.  The Trustees  meet  periodically  throughout  the year to oversee the Fund's activities,  review its performance,  and review the actions of the Manager.  Although the Fund will not normally hold annual meetings of its  shareholders,  it may hold shareholder  meetings from time to time on important  matters,  and shareholders  have the right to call a meeting  to remove a Trustee or to take other  action  described  in the Fund's
Declaration of Trust.

Classes of Shares.  The Trustees are authorized,  without  shareholder  approval,  to create new series and classes of shares.  The Trustees may reclassify  unissued  shares of the Fund into  additional  series or classes of shares.  The
Trustees also may divide or combine the shares of a class into a greater or lesser number of shares  without  changing the  proportionate  beneficial  interest of a shareholder in the Fund.  Shares do not have cumulative voting rights or preemptive or subscription rights.  Shares may be voted in person or by proxy at shareholder meetings.

         The Fund currently has five classes of shares: Class A, Class B, Class C, Class N and Class Y.  All classes invest in the same investment portfolio.  Only retirement plans may purchase Class N shares. Only certain institutional investors may elect to purchase Class Y shares.  Each class of shares:
o        has its own dividends and distributions,
o        pays certain expenses which may be different for the different classes,
o        may have a different net asset value,
o        may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o        votes as a class on matters that affect that class alone.

         Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

Meetings of  Shareholders.  As a Massachusetts  business trust, the Fund is not required to hold, and does not plan to hold,  regular annual meetings of  shareholders.  The Fund will hold meetings when required to do so by the Investment
Company Act or other  applicable law. It will also do so when a shareholder  meeting is called by the Trustees or upon proper request of the shareholders.

         Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee.  The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

Shareholder and Trustee  Liability.  The Fund's  Declaration of Trust contains an express disclaimer of shareholder or
Trustee liability for the Fund's  obligations.  It also provides for indemnification and reimbursement of expenses out of the Fund's  property for any  shareholder  held  personally  liable for its  obligations.  The Declaration of Trust also states that upon request,  the Fund shall assume the defense of any claim made against a shareholder  for any act or  obligation of the Fund and shall satisfy any judgment on that claim.  Massachusetts  law permits a shareholder  of a  business  trust  (such as the  Fund) to be held  personally  liable as a  "partner"  under  certain  circumstances.
However,  the risk that a Fund  shareholder  will incur  financial  loss from being held liable as a "partner"  of the
Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

         The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.  Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

         The Board of Trustees has an Audit Committee, a Study Committee and a Proxy Committee.  The members of the
Audit Committee are Kenneth Randall (Chairman), Benjamin Lipstein and Edward Regan.  The Audit Committee held five meetings during the Fund's fiscal year ended August 31, 2002. The Audit Committee provides the Board with recommendations regarding the selection of the Fund's independent auditor. The Audit Committee also reviews the scope and results of audits and the audit fees charged, reviews reports from the Fund's independent auditor concerning the Fund's internal accounting procedures, and controls and reviews reports of the Manager's internal auditor, among other duties as set forth in the Committee's charter.

         The members of the Study Committee are Benjamin Lipstein (Chairman), Robert Galli and Elizabeth Moynihan.
The Study Committee held six meetings during the Fund's fiscal year ended August 31, 2002. The Study Committee evaluates and reports to the Board on the Fund's contractual arrangements, including the Investment Advisory and
Distribution Agreements, transfer and shareholder service agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment Company Act and other applicable law, among other duties as set forth in the Committee's charter.

         The members of the Proxy Committee are Edward Regan (Chairman), Russell Reynolds and Clayton Yeutter.  The
Proxy Committee held one meeting during the Fund's fiscal year ended August 31, 2002.  The Proxy Committee provides the Board with recommendations for proxy voting and monitors proxy voting by the Fund.

Trustees and Officers of the Fund. Except for Mr. Murphy, each of the Trustees is an independent trustee of the Fund
("Independent Trustee"). Mr. Murphy is an "Interested Trustee," because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company.

         The Fund's Trustees and officers and their positions held with the Fund and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below. The information for the Trustees also includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares beneficially owned in any of the Oppenheimer funds overseen by the Trustees. All of the Trustees are also trustees or directors of the following publicly offered Oppenheimer funds (referred to as
"Board I Funds"):

Oppenheimer California Municipal Fund                       Oppenheimer International Growth Fund
Oppenheimer Capital Appreciation Fund                       Oppenheimer International Small Company Fund
Oppenheimer Capital Preservation Fund                       Oppenheimer Money Market Fund, Inc.
Oppenheimer Developing Markets Fund                         Oppenheimer Multiple Strategies Fund
Oppenheimer Discovery Fund                                  Oppenheimer Multi-Sector Income Trust
Oppenheimer Emerging Growth Fund                            Oppenheimer Multi-State Municipal Trust
Oppenheimer Emerging Technologies Fund                      Oppenheimer Municipal Bond Fund
Oppenheimer Enterprise Fund                                 Oppenheimer New York Municipal Fund
Oppenheimer Europe Fund                                     Oppenheimer Series Fund, Inc.
Oppenheimer Global Fund                                     Oppenheimer Trinity Core Fund
Oppenheimer Global Growth & Income Fund                     Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Gold & Special Minerals Fund                    Oppenheimer Trinity Value Fund
Oppenheimer Growth Fund                                     Oppenheimer U.S. Government Trust

         In addition to being a trustee or director of the Board I Funds,  Mr.  Galli is also a director or trustee of
10 other portfolios in the OppenheimerFunds  complex.  Present or former officers,  directors,  trustees and employees
(and their immediate  family members) of the Fund, the Manager and its affiliates,  and retirement  plans  established by them for their  employees are permitted to purchase Class A shares of the Fund and the other  Oppenheimer  funds at net asset value  without  sales  charge.  The sales  charges on Class A shares is waived for that group because of the economies of sales efforts realized by the Distributor.

         Messrs. Murphy, Masterson, Molleur, Turner, Vottiero, Wixted and Zack, and Mses. Bechtolt, Feld and Ives
and respectively hold the same offices with one or more of the other Board I Funds as with the Fund.  As of
September 26, 2002, the Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1%
of each class of shares of the Fund. The foregoing statement does not reflect ownership of shares of the Fund held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under the plan by the officers of the Fund listed above. In addition, each Independent Trustee, and his or her family members, do not own securities of either the Manager or Distributor of the Board I Funds or any person directly or indirectly controlling, controlled by or under common control with the Manager or Distributor.

|X|      Affiliated Transactions and Material Business Relationships. Mr. Reynolds has reported he has a controlling interest in The Directorship Search Group, Inc. ("The Directorship Search Group"), a director recruiting firm that provided consulting services to Massachusetts Mutual Life Insurance Company (which controls the Manager) for fees aggregating $110,000 from January 1, 2000 through December 31, 2001, an amount representing less than 5% of the annual revenues of The Directorship Search Group, Inc. Mr. Reynolds estimates that The Directorship Search Group will bill Massachusetts Mutual Life Insurance Company $150,000 for services to be provided during the calendar year
2002.

         The Independent Trustees have unanimously (except for Mr. Reynolds, who abstained) determined that the consulting arrangements between The Directorship Search Group, Inc. and Massachusetts Mutual Life Insurance Company
were not material business or professional relationships that would compromise Mr. Reynolds' status as an
Independent Trustee. Nonetheless, to assure certainty as to determinations of the Board and the Independent Trustees as to matters upon which the Investment Company Act or the rules thereunder require approval by a majority of
Independent Trustees, Mr. Reynolds will not be counted for purposes of determining whether a quorum of Independent
Trustees was present or whether a majority of Independent Trustees approved the matter.

The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

---------------------------------------------------------------------------------------------------------------------------
                                                   Independent Trustees
---------------------------------------------------------------------------------------------------------------------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Name, Address, Age,        Principal   Occupation(s)   During   Past  5   Years  /  Other   Dollar Range      Aggregate
                                                                                                            Dollar Range
                                                                                                              of Shares
                                                                                                            Beneficially
                                                                                                            Owned in any
                                                                                             of Shares         of the
Position(s) Held with                                                                       Beneficially     Oppenheimer
Fund and Length of         Trusteeships/Directorships   Held  by   Trustee  /  Number  of   Owned in the   Funds Overseen
Service                    Portfolios in Fund Complex Currently Overseen by Trustee             Fund         by Trustee
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------------------------
                                                                                               As of December 31, 2001
-------------------------- --------------------------------------------------------------- --------------------------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Leon Levy, Chairman of     General  Partner  (since  1982)  of  Odyssey  Partners,   L.P.        $0             None
the Board of Trustees      (investment  partnership)  and  Chairman  of the Board  (since
Trustee since 1959         1981) of Avatar  Holdings,  Inc.  (real  estate  development).
Age: 76                    Oversees 31 portfolios in the OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Robert G. Galli,           A trustee or director  of other  Oppenheimer  funds.  Formerly        $0         Over $100,000
Trustee since 1993         Vice  Chairman  (October  1995-December  1997) of the Manager.
Age: 69                    Oversees 41 portfolios in the OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Phillip A. Griffiths,      The  Director  (since  1991)  of the  Institute  for  Advanced        $0         Over $100,000
Trustee since 1999         Study, Princeton,  N.J., director (since 2001) of GSI Lumonics
Age: 63                    and a  member  of the  National  Academy  of  Sciences  (since
                           1979);   formerly  (in  descending   chronological   order)  a
                           director of Bankers Trust  Corporation,  Provost and Professor
                           of  Mathematics  at Duke  University,  a director  of Research
                           Triangle  Institute,   Raleigh,   N.C.,  and  a  Professor  of
                           Mathematics at Harvard  University.  Oversees 31 portfolios in the OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Benjamin Lipstein,         Professor  Emeritus of  Marketing,  Stern  Graduate  School of    $1-$10,000     Over $100,000
Trustee since 1974         Business  Administration,  New York  University.  Oversees  31
Age: 79                    portfolios in the OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Joel W. Motley,            Director (January 2002-present), Columbia Equity Financial      None1                None1
Trustee since 2002         Corp. (privately-held financial adviser); Managing Director
Age: 50                    (January 2002-present), Carmona Motley, Inc. (privately-held financial adviser); Formerly he held the following positions:
                           Managing Director (January 1998-December 2001), Carmona
                           Motley Hoffman Inc. (privately-held financial adviser);
                           Managing Director (January 1992-December 1997), Carmona
                           Motley & Co. (privately-held financial adviser). Oversees 31 portfolios in the OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Elizabeth B. Moynihan,     Author  and  architectural  historian;  a trustee of the Freer
Trustee since 1992         Gallery  of Art and  Arthur M.  Sackler  Gallery  (Smithsonian
Age: 72                    Institute),  Trustees Council of the National Building Museum;
                           a member of the Trustees Council,  Preservation  League of New        $0        $50,001-$100,000
                           York State.  Oversees 31  portfolios  in the  OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Kenneth A. Randall,        A director  of  Dominion  Resources,  Inc.  (electric  utility        $0         Over $100,000
Trustee since 1980         holding   company)  and  Prime  Retail,   Inc.   (real  estate
Age: 75                    investment  trust);  formerly a director of  Dominion  Energy,
                           Inc.  (electric  power and oil & gas producer),  President and
                           Chief  Executive   Officer  of  The  Conference   Board,  Inc.
                           (international  economic and business research) and a director of Lumbermens  Mutual  Casualty  Company,  American  Motorists
                           Insurance Company and American  Manufacturers Mutual Insurance
                           Company.   Oversees  31  portfolios  in  the  OppenheimerFunds
                           complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Edward V. Regan,           President,  Baruch College,  CUNY; a director of RBAsset (real    $1-$10,000    $50,001-$100,000
Trustee since 1993         estate manager);  a director of OffitBank;  formerly  Trustee,
Age: 72                    Financial  Accounting   Foundation  (FASB  and  GASB),  Senior
                           Fellow of  Jerome  Levy  Economics  Institute,  Bard  College,
                           Chairman of Municipal  Assistance  Corporation for the City of
                           New York, New York State  Comptroller  and Trustee of New York
                           State  and  Local  Retirement  Fund.  Oversees  31  investment companies in the OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Russell S. Reynolds, Jr.,  Chairman (since 1993) of The Directorship  Search Group,  Inc.        $0        $10,001-$50,000
Trustee since 1989         (corporate governance consulting and executive recruiting);  a
Age: 70                    life trustee of International  House  (non-profit  educational organization),  and a trustee  (since  1996) of the  Greenwich
                           Historical   Society.    Oversees   31   portfolios   in   the
                           OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Donald W. Spiro, Vice      Chairman   Emeritus  (since  January  1991)  of  the  Manager.  Over $100,000    Over $100,000
Chairman of the Board of
Trustees,                  Formerly  a  director   (January   1969-August  1999)  of  the
Trustee since 1985         Manager.   Oversees  31  portfolios  in  the  OppenheimerFunds
Age: 76                    complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Clayton K. Yeutter,        Of Counsel (since 1993),  Hogan & Hartson (a law firm).  Other        $0        $50,001-$100,000
Trustee since 1991         directorships:    Caterpillar,    Inc.    (since   1993)   and
Age: 71                    Weyerhaeuser  Co. (since 1999).  Oversees 31 portfolios in the
                           OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------

         The address of Mr. Murphy in the chart below is 498 Seventh Avenue, New York, NY 10018. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

---------------------------------------------------------------------------------------------------------------------------
                                              Interested Trustee and Officer
---------------------------------------------------------------------------------------------------------------------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Name, Address, Age,        Principal   Occupation(s)   During   Past  5   Years  /  Other   Dollar Range      Aggregate
                                                                                                            Dollar Range
                                                                                                              of Shares
                                                                                             of Shares      Owned in any
Position(s) Held with                                                                       Beneficially       of the
Fund and Length of         Trusteeships/Directorships   Held  by   Trustee  /  Number  of   Owned in the     Oppenheimer
Service                    Portfolios in Fund Complex Currently Overseen by Trustee             Fund            Funds
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------------------------
                                                                                               As of December 31, 2001
-------------------------- --------------------------------------------------------------- --------------------------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
John V. Murphy,            Chairman,  Chief  Executive  Officer and director  (since June
President and Trustee,     2001) and  President  (since  September  2000) of the Manager;        $0         Over $100,000
Trustee since October      President  and a  director  or  trustee  of other  Oppenheimer
2001                       funds;   President  and  a  director   (since  July  2001)  of
Age: 53                    Oppenheimer  Acquisition  Corp. (the Manager's  parent holding company)  and of  Oppenheimer  Partnership  Holdings,  Inc. (a
                           holding company subsidiary of the Manager);  a director (since
                           November  2001)  of  OppenheimerFunds   Distributor,  Inc.  (a
                           subsidiary  of the  Manager);  Chairman and a director  (since
                           July 2001) of  Shareholder  Services,  Inc. and of Shareholder
                           Financial  Services,  Inc. (transfer agent subsidiaries of the
                           Manager);  President  and a  director  (since  July  2001)  of
                           OppenheimerFunds  Legacy  Program (a charitable  trust program established  by the  Manager);  a director  of the  investment advisory  subsidiaries of the Manager: OFI Institutional Asset
                           Management,  Inc. and Centennial Asset Management  Corporation
                           (since   November   2001),    HarbourView   Asset   Management
                           Corporation  and OFI  Private  Investments,  Inc.  (since July
                           2001);  President  (since  November  1,  2001) and a  director
                           (since July 2001) of Oppenheimer Real Asset Management,  Inc.;
                           a  director  (since  November  2001)  of  Trinity   Investment
                           Management  Corp.  and  Tremont  Advisers,   Inc.  (Investment
                           advisory affiliates of the Manager);  Executive Vice President
                           (since February 1997) of  Massachusetts  Mutual Life Insurance
                           Company (the  Manager's  parent  company);  a director  (since
                           June 1995) of DBL  Acquisition  Corporation;  formerly,  Chief
                           Operating Officer  (September  2000-June 2001) of the Manager;
                           President  and trustee  (November  1999-November  2001) of MML
                           Series  Investment  Fund and  MassMutual  Institutional  Funds
                           (open-end   investment   companies);   a  director  (September
                           1999-August 2000) of C.M. Life Insurance  Company;  President,
                           Chief Executive  Officer and director  (September  1999-August
                           2000) of MML Bay State  Life  Insurance  Company;  a  director
                           (June  1989-June  1998) of Emerald  Isle  Bancorp and Hibernia
                           Savings  Bank  (a  wholly-owned  subsidiary  of  Emerald  Isle
                           Bancorp).  Oversees  69  portfolios  in  the  OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------

       The address of the Officers in the chart below is as follows: Messrs. Molleur, Turner and Zack and Ms. Feld is 498 Seventh Avenue, New York, NY 10018, Messrs. Masterson, Vottiero and Wixted and Ms. Ives is 6803 S. Tucson
Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her resignation, death or removal.

---------------------------------------------------------------------------------------------------------------------------
                                                   Officers of the Fund
---------------------------------------------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Name, Address, Age, Position(s)    Principal Occupation(s) During Past 5 Years
Held with Fund and Length of
Service
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
James F. Turner, II, Vice          Vice President and Portfolio Manager of the Manager since March 2001; an officer of 3
President and Portfolio Manager    portfolios in the OppenheimerFunds complex; formerly portfolio manager for Technology
since                              Crossover Ventures (May 2000 - March 2001); Assistant Vice President and Associate
Age:  35                           Portfolio Manager of the Manager (August 1999 - May 2000); securities analyst for the
                                   Manager (October 1996 - August 1999); and a securities analyst with First of America
                                   Investment Corporation (May 1994 - October 1996).
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Brian W. Wixted,                   Senior Vice  President  and  Treasurer  (since  March 1999) of the  Manager;  Treasurer
Treasurer, Principal Financial     (since March 1999) of HarbourView Asset Management  Corporation,  Shareholder Services,
and Accounting Officer (since      Inc.,  Oppenheimer Real Asset Management  Corporation,  Shareholder Financial Services,
April 1999)                        Inc.,  Oppenheimer  Partnership  Holdings,  Inc., OFI Private Investments,  Inc. (since
Age: 42                            March 2000),  OppenheimerFunds  International Ltd. and Oppenheimer Millennium Funds plc
                                   (since May 2000) and OFI  Institutional  Asset  Management,  Inc. (since November 2000)
                                   (offshore fund management  subsidiaries of the Manager);  Treasurer and Chief Financial
                                   Officer  (since May 2000) of Oppenheimer  Trust Company (a trust company  subsidiary of the Manager);  Assistant Treasurer (since March 1999) of Oppenheimer  Acquisition Corp.
                                   and  OppenheimerFunds  Legacy Program (since April 2000);  formerly Principal and Chief
                                   Operating Officer (March 1995-March 1999),  Bankers Trust  Company-Mutual Fund Services
                                   Division. An officer of 85 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Philip Vottiero,                   Vice  President/Fund  Accounting  of the  Manager  (since  March  2002;  formerly  Vice
Assistant Treasurer (since         President/Corporate  Accounting of the Manager (July 1999-March 2002) prior to which he
August 15, 2002)                   was Chief Financial Officer at Sovlink  Corporation  (April 1996-June 1999). An officer
Age: 39                            of 72 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Robert G. Zack,                    Senior Vice President  (since May 1985) and General  Counsel  (since  February 2002) of
Secretary (since November 1,       the Manager;  General Counsel and a director (since November 2001) of  OppenheimerFunds
2001)                              Distributor,  Inc.;  Senior Vice President and General Counsel (since November 2001) of
Age: 54                            HarbourView  Asset  Management  Corporation;  Vice  President  and  a  director  (since
                                   November  2000) of  Oppenheimer  Partnership  Holdings,  Inc.;  Senior Vice  President,
                                   General  Counsel and a director (since  November 2001) of Shareholder  Services,  Inc.,
                                   Shareholder Financial Services, Inc., OFI Private Investments,  Inc., Oppenheimer Trust
                                   Company and OFI Institutional  Asset Management,  Inc.; General Counsel (since November
                                   2001) of Centennial Asset Management  Corporation;  a director (since November 2001) of
                                   Oppenheimer  Real Asset  Management,  Inc.;  Assistant  Secretary and a director (since
                                   November 2001) of  OppenheimerFunds  International Ltd.; Vice President (since November
                                   2001)  of  OppenheimerFunds   Legacy  Program;   Secretary  (since  November  2001)  of
                                   Oppenheimer  Acquisition Corp.; formerly Acting General Counsel (November 2001-February
                                   2002) and Associate General Counsel (May 1981-October  2001) of the Manager;  Assistant
                                   Secretary  of  Shareholder  Services,   Inc.  (May  1985-November  2001),   Shareholder
                                   Financial Services, Inc. (November 1989-November 2001); OppenheimerFunds  International
                                   Ltd. and Oppenheimer  Millennium Funds plc (October  1997-November 2001). An officer of
                                   85 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Philip T. Masterson,               Vice President and Assistant Counsel of the Manager (since July 1998); formerly, an
Assistant Secretary
(since August 15, 2002)            associate with Davis, Graham, & Stubbs LLP (January 1997-June 1998). An officer of 72
Age: 38                            portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Denis R. Molleur,                  Vice  President and Senior  Counsel of the Manager  (since July 1999);  formerly a Vice
Assistant Secretary
(since November 1, 2001)           President and Associate Counsel of the Manager  (September  1995-July 1999). An officer
Age: 44                            of 82 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Katherine P. Feld,                 Vice  President and Senior  Counsel  (since July 1999) of the Manager;  Vice  President
Assistant Secretary                (since June 1990) of OppenheimerFunds  Distributor,  Inc.; Director, Vice President and
(since November 1, 2001)           Assistant Secretary (since June 1999) of Centennial Asset Management Corporation;  Vice
Age: 44                            President  (since 1997) of  Oppenheimer  Real Asset  Management,  Inc.;  formerly  Vice
                                   President and Associate  Counsel of the Manager (June 1990-July 1999). An officer of 85 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Kathleen T. Ives,                  Vice President and Assistant  Counsel (since June 1998) of the Manager;  Vice President
Assistant Secretary                (since 1999) of  OppenheimerFunds  Distributor,  Inc.;  Vice  President  and  Assistant
(since November 1, 2001)           Secretary  (since 1999) of  Shareholder  Services,  Inc.;  Assistant  Secretary  (since
Age: 36                            December 2001) of OppenheimerFunds  Legacy Program and Shareholder  Financial Services,
                                   Inc.;  formerly  Assistant Vice President and Assistant  Counsel of the Manager (August
                                   1997-June  1998);  Assistant  Counsel of the  Manager  (August  1994-August  1997).  An
                                   officer of 85 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------

Remuneration  of  Trustees.  The  officers  of the  Fund and one of the  Trustees  of the Fund  (Mr.  Murphy)  who are
affiliated  with the Manager  receive no salary or fee from the Fund. The remaining  Trustees of the Fund received the compensation  shown  below  from the Fund  with  respect  to the  Fund's  fiscal  year  ended  August  31,  2002.  The compensation  from all of the Board I Funds  (including  the Fund)  represents  compensation  received  as a director, trustee or member of a committee of the Board during the calendar year 2001.

======================================================================================================================================
                                        As of Fiscal Year Ended 8/31/02                      As of December 31, 2001

         Trustee Name and
            Other Fund
           Position(s)
         (as applicable)
                                   ---------------------------------------------------------------------------------------------------
                                                                                        Estimated               Total Compensation
                                                                                         Annual                      From All
                                                             Retirement                Retirement                  Oppenheimer
                                                              Benefits              Benefits Paid at             Funds For Which
                                         Aggregate           Accrued as              Retirement from            Individual Serves
                                       Compensation         Part of Fund            all Board I Funds          As Trustee/Director
                                        from Fund1            Expenses                 (33 funds)2                  (33 Funds)
                                                                                                             =========================
======================================================================================================================================
Leon Levy                                  1,743                 488                     137,560                     173,700
Chairman
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
Robert G.                                  1,061                1,444                    32,7662                     202,8863
Galli
Study Committee Member
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
Phillip Griffiths                          5974                  381                      6,803                       54,889
--------------------------------------------------------------------------------------------------------------------------------------
                                   ---------------------------------------------------------------------------------------------------
Benjamin Lipstein                          1,507                  0                      118,911                     150,152
Study Committee Chairman, Audit
Committee Member
--------------------------------------------------------------------------------------------------------------------------------------
                                   ---------------------------------------------------------------------------------------------------
Joel W. Motley6                              0                    0                         0                           0
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
Elizabeth B. Moynihan       Study          1,061                1,865                    52,348                      105,760
Committee Member
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
Kenneth A. Randall                          974                 1,135                    76,827                       97,012
Audit Committee Chairman
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
Edward Regan                                963                 1,977                    42,748                       95,960
Proxy Committee Chairman, Audit
Committee Member
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
Russell S. Reynolds, Jr.    Proxy           721                 1,223                    46,197                       71,792
Committee Member
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
Donald Spiro                                726                  459                      3,625                       64,080
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
Clayton K.                                 7215                  933                     31,982                       71,792
Yeutter                  Proxy
Committee Member
======================================================================================================================================
(1) Aggregate compensation from the Fund includes fees and deferred compensation, if any.
(2) Estimated annual retirement benefits paid at retirement is based on a straight life payment plan election. The amount for Mr. Galli includes $14,818 for serving as a trustee or director of 10 Oppenheimer funds that are not
      Board I Funds.
(3) Includes $97,126 for Mr. Galli for serving as trustee or director of 10 Oppenheimer funds that are not Board I
      Funds.
(4) Aggregate compensation from the Fund includes $597 deferred under Deferred Compensation
      Plan described below.
(5) Aggregate compensation from the Fund includes $180 deferred under Deferred Compensation
      Plan described below.
(6) Elected to the Board on October 10, 2002 and therefore did not receive any compensation.

         |X|  Retirement  Plan for  Trustees.  The Fund has adopted a  retirement  plan that  provides for payments to retired  Trustees.  Payments are up to 80% of the average  compensation  paid during a Trustee's five years of service in which the  highest  compensation  was  received.  A Trustee  must  serve as trustee  for any of the New  York-based
Oppenheimer  funds for at least 15 years to be eligible for the maximum payment.  Each Trustee's  retirement  benefits will depend on the amount of the Trustee's future  compensation  and length of service.  Therefore the amount of those benefits  cannot be determined at this time, nor can we estimate the number of years of credited  service that will be used to determine those benefits.

         |X| Deferred  Compensation Plan for Trustees.  The Board of Trustees has adopted a Deferred Compensation Plan for  disinterested  trustees  that enables them to elect to defer  receipt of all or a portion of the annual fees they are  entitled  to receive  from the Fund.  Under the plan,  the  compensation  deferred  by a Trustee is  periodically adjusted as though an equivalent  amount had been invested in shares of one or more Oppenheimer  funds selected by the
Trustee.  The amount paid to the Trustee under the plan will be determined  based upon the performance of the selected funds.

         Deferral of Trustees'  fees under the plan will not materially  affect the Fund's assets,  liabilities or net income per share.  The plan will not obligate the Fund to retain the services of any Trustee or to pay any  particular level of  compensation  to any Trustee.  Pursuant to an Order issued by the  Securities and Exchange  Commission,  the
Fund may invest in the funds  selected by the Trustee  under the plan  without  shareholder  approval  for the limited purpose of determining the value of the Trustee's deferred fee account.

         |X| Major  Shareholders.  As of September 26, 2002,  the only persons who owned of record or was known by the
Fund to own beneficially 5% or more of any class of the Fund's outstanding shares was:

Charles Schwab & Co Inc.,  Special Custody  Account for the exclusive  benefit of its customers,  Attn:  Mutual Funds,
101 Montgomery  Street,  San Francisco,  California  94104-4122,  which onwed 919,462.407 Class A shares (8.13% of the
Class A shares then outstanding).

William C Cox TR, Integrys Holdings LLC, 401k Plan, 1 Marcus Drive,  Suite 1, Greenville,  South Carolina  29615-4818,
which owned 3,298.412 Class N shares (6.3% of the Class N shares then outstanding).

Resources Trust Company, FBO John Terry Ziegler,  P.O. Box 5900, Denver,  Colorado  80217-5900,  which owned 4,792.225
Class N shares (9.16% of the Class N shares then outstanding).

Uni-Heartous   Pet  Products  USA  I,  401(K)  Plan,   Attn:   Perry  Davids,   144  North  Canal   Street,   Seattle,
Washington 98103-8617, which owned 9,960.706 Class N shares (19.05% of the Class N shares then outstanding).

Radiology Practice  Management,  401(K) Plan, Attn: Rosa Faciane,  100 Oceangate,  Suite 1000, Long Beach,  California
90802-4347, which owned 3,847.208 Class N shares (7.35% of the Class N shares then outstanding).

George O'Neal & Wayne Freeman TR,  Triangle  Family  Services Inc.  403b, 116 North West Street,  Suite 250,  Raleigh,
North Carolina 27603-1773, which owned 3,683.297 Class N shares (7.04% of the Class N shares then outstanding).

Raymond  James & Associates  Inc.,  David Lee Archie IRA, PO Box 114,  Fort Mill,  South  Carolina  29716-0114,  which owned 2,746.151 Class N shares (5.25% of the Class N shares then outstanding).

Cheri  Follese  TR,  Golden  Valley  Heating  &  Air   Conditioning   BDA,  FBO  Brian  Follese,   8691  North  Shore,
Forest  Lake,  Minnesota  55025-8346,  which  owned  3,365.353  Class N  shares  (6.43%  of the  Class N  shares  then outstanding).

Cheri  Follese  TR,  Golden  Valley  Heating  &  Air   Conditioning   BDA,  FBO  Brian  Follese,   8691  North  Shore,
Forest  Lake,  Minnesota  55025-8346,  which  owned  3,185.16  Class  N  shares  (6.09%  of the  Class N  shares  then outstanding).

Sheldon Nitzky TR, Second Avenue Design, 737 West 2nd Avenue,  Mesa, Arizona  85210-1205,  which owned 3,233.131 Class
N shares (6.18% of the Class N shares then outstanding).

Persumma  Financial  Services  Mass Mutual  Financial  Group,  1295 State  Street # N328,  Springfield,  Massachusetts
01111-0001, which owned 337,795.806 Class Y shares (18.71% of the Class Y shares then outstanding).

Massachusetts Mutual Life Insurance Company, 1295 State Street,  Springfield,  Massachusetts  01111-0001,  which owned
528,969.856 Class Y shares (29.29% of the Class Y shares then outstanding).

The  Manager.  The  Manager is  wholly-owned  by  Oppenheimer  Acquisition  Corp.,  a holding  company  controlled  by
Massachusetts Mutual Life Insurance Company.

         |X| Code of Ethics.  The Fund,  the  Manager  and the  Distributor  have a Code of Ethics.  It is  designed to detect and prevent improper personal trading by certain employees,  including  portfolio  managers,  that would compete with or take advantage of the Fund's  portfolio  transactions.  Covered  persons  include persons with knowledge of the investments  and  investment  intentions  of the Fund and other funds  advised by the Manager.  The Code of Ethics does permit  personnel  subject to the Code to invest in securities,  including  securities that may be purchased or held by the Fund, subject to a number of restrictions and controls.  Compliance with the Code of Ethics is carefully  monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Fund's  registration  statement  filed with the  Securities and Exchange
Commission  and can be reviewed  and copied at the SEC's  Public  Reference  Room in  Washington,  D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at  1-202-942-8090.  The Code of Ethics can also be viewed as part of the Fund's  registration  statement  on the SEC's EDGAR  database at the SEC's
Internet  web site at  http://www.sec.gov.  Copies may be  obtained,  after paying a  duplicating  fee, by  electronic request at the following E-mail address:  publicinfo@sec.gov.,  or by writing to the SEC's Public  Reference  Section,
Washington, D.C. 20549-0102.

         ? The Investment  Advisory  Agreement.  The Manager provides  investment  advisory and management services to the Fund under an investment  advisory  agreement between the Manager and the Fund. The Manager selects securities for the Fund's  portfolio  and handles  its  day-to-day  business.  The  portfolio  manager of the Fund is employed by the
Manager and is the person who is  principally  responsible  for the  day-to-day  management  of the Fund's  portfolio.
Other  members of the  Manager's  Equity  Portfolio  Team  provide the  portfolio  manager with counsel and support in managing the Fund's portfolio.

         The  agreement  requires  the  Manager,  at its  expense,  to provide the Fund with  adequate  office  space, facilities and equipment.  It also requires the Manager to provide and supervise the activities of all  administrative and clerical personnel required to provide effective  administration for the Fund. Those responsibilities  include the compilation  and  maintenance  of records  with respect to its  operations,  the  preparation  and filing of specified reports,  and composition of proxy materials and registration  statements for continuous  public sale of shares of the
Fund.

         The Fund pays  expenses  not  expressly  assumed by the Manager  under the advisory  agreement.  The advisory agreement  lists  examples of expenses paid by the Fund. The major  categories  relate to interest,  taxes,  brokerage commissions,  fees to certain  Trustees,  legal and audit  expenses,  custodian  and transfer  agent  expenses,  share issuance costs,  certain printing and registration costs and non-recurring  expenses,  including litigation costs. The management  fees paid by the Fund to the Manager are calculated at the rates  described in the  Prospectus,  which are applied to the assets of the Fund as a whole.  The fees are  allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class.

  ------------------------------------- ----------------------------------------------------------------------------
        Fiscal Year ended 8/31:                       Management Fees Paid to OppenheimerFunds, Inc.
  ------------------------------------- ----------------------------------------------------------------------------
  ------------------------------------- ----------------------------------------------------------------------------
                  2000                                                  $6,818,023
  ------------------------------------- ----------------------------------------------------------------------------
  ------------------------------------- ----------------------------------------------------------------------------
                  2001                                                  $4,458,148
  ------------------------------------- ----------------------------------------------------------------------------
  ------------------------------------- ----------------------------------------------------------------------------
                  2002                                                  $2,163,797
  ------------------------------------- ----------------------------------------------------------------------------

         The  investment  advisory  agreement  states that in the  absence of willful  misfeasance,  bad faith,  gross negligence in the  performance of its duties or reckless  disregard of its obligations and duties under the investment advisory  agreement,  the Manager is not liable for any loss the Fund  sustains  for any  investment,  adoption of any investment policy, or the purchase, sale or retention of any security.

         The agreement  permits the Manager to act as investment  adviser for any other  person,  firm or  corporation and to use the name  "Oppenheimer"  in connection with other  investment  companies for which it may act as investment adviser or general  distributor.  If the Manager  shall no longer act as investment  adviser to the Fund,  the Manager may withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

Brokerage Policies of the Fund

Brokerage  Provisions of the  Investment  Advisory  Agreement.  One of the duties of the Manager under the  investment advisory agreement is to arrange the portfolio  transactions for the Fund. The advisory agreement contains  provisions relating to the employment of  broker-dealers to effect the Fund's portfolio  transactions.  The Manager is authorized by the advisory agreement to employ  broker-dealers,  including  "affiliated"  brokers, as that term is defined in the
Investment Company Act. The Manager may employ  broker-dealers that the Manager thinks in its best judgment,  based on all relevant  factors,  will implement the policy of the Fund to obtain, at reasonable  expense,  the "best execution"
of the Fund's  portfolio  transactions.  "Best  execution"  means prompt and reliable  execution at the most favorable price obtainable.  The Manager need not seek competitive  commission  bidding.  However, it is expected to be aware of the  current  rates of eligible  brokers  and to  minimize  the  commissions  paid to the extent  consistent  with the interests and policies of the Fund as established by its Board of Trustees.

         Under the  investment  advisory  agreement,  the Manager may select  brokers  (other  than  affiliates)  that provide  brokerage  and/or  research  services  for the Fund and/or the other  accounts  over which the Manager or its affiliates  have investment  discretion.  The  concessions  paid to such brokers may be higher than another  qualified broker would charge,  if the Manager makes a good faith  determination  that the  concession is fair and reasonable in relation to the services provided.  Subject to those  considerations,  as a factor in selecting brokers for the Fund's portfolio  transactions,  the Manager may also consider sales of shares of the Fund and other investment companies for which the Manager or an affiliate serves as investment adviser.

Brokerage  Practices Followed by the Manager.  The Manager allocates  brokerage for the Fund subject to the provisions of the  investment  advisory  agreement  and the  procedures  and rules  described  above.  Generally,  the  Manager's portfolio traders allocate brokerage based upon  recommendations  from the Manager's  portfolio  managers.  In certain instances,  portfolio  managers  may  directly  place trades and allocate  brokerage.  In either case,  the  Manager's executive officers supervise the allocation of brokerage.

         Transactions  in securities  other than those for which an exchange is the primary  market are generally done with  principals  or market  makers.  In  transactions  on foreign  exchanges,  the Fund may be  required to pay fixed brokerage  commissions and therefore would not have the benefit of negotiated  commissions  available in U.S. markets.
Brokerage  commissions are paid primarily for  transactions in listed  securities or for certain  fixed-income  agency transactions  in the secondary  market.  Otherwise  brokerage  commissions  are paid only if it appears  likely that a better price or execution can be obtained by doing so. In an option  transaction,  the Fund  ordinarily  uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

         Other funds advised by the Manager have investment  policies  similar to those of the Fund. Those other funds may purchase or sell the same  securities as the Fund at the same time as the Fund,  which could affect the supply and price of the securities.  If two or more funds advised by the Manager  purchase the same security on the same day from the same dealer.  The  transactions  under those combined  orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

         Most purchases of debt  obligations are principal  transactions at net prices.  Instead of using a broker for those transactions,  the Fund normally deals directly with the selling or purchasing  principal or market maker unless the Manager  determines that a better price or execution can be obtained by using the services of a broker.  Purchases of portfolio  securities from  underwriters  include a commission or concession paid by the issuer to the underwriter.
Purchases from dealers  include a spread between the bid and asked prices.  The Fund seeks to obtain prompt  execution of these orders at the most favorable net price.

         The  investment  advisory  agreement  permits the Manager to allocate  brokerage for research  services.  The research  services  provided by a particular  broker may be useful only to one or more of the advisory accounts of the
Manager and its  affiliates.  The  investment  research  received for the  commissions  of those other accounts may be useful both to the Fund and one or more of the Manager's  other accounts.  Investment  research may be supplied to the
Manager by a third party at the instance of a broker through which trades are placed.

         Investment  research  services  include  information  and analysis on particular  companies and industries as well as market or economic trends and portfolio  strategy,  market quotations for portfolio  evaluations,  information systems,  computer  hardware and similar  products and services.  If a research  service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative  functions),  then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

         The Board of Trustees permits the Manager to use stated commissions on secondary  fixed-income  agency trades to obtain  research if the broker  represents to the Manager  that:  (i) the trade is not from or for the broker's own inventory,  (ii) the trade was  executed  by the  broker on an agency  basis at the stated  commission,  and (iii) the trade is not a riskless  principal  transaction.  The Board of  Trustees  permits the  Manager to use  concessions  on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

         The research services  provided by brokers broadens the scope and supplements the research  activities of the
Manager.  That research provides  additional views and comparisons for consideration,  and helps the Manager to obtain market  information  for the  valuation  of  securities  that are  either  held in the Fund's  portfolio  or are being considered  for  purchase.  The  Manager  provides  information  to the Board  about the  commissions  paid to brokers furnishing  such  services,  together  with the  Manager's  representation  that the  amount of such  commissions  was reasonably related to the value or benefit of such services.

     ---------------------------------- -----------------------------------------------------------------------
          Fiscal Year Ended 8/31:                   Total Brokerage Commissions Paid by the Fund1
     ---------------------------------- -----------------------------------------------------------------------
     ---------------------------------- -----------------------------------------------------------------------
                   2000                                                $528,199
     ---------------------------------- -----------------------------------------------------------------------
     ---------------------------------- -----------------------------------------------------------------------
                   2001                                               $1,105,195
     ---------------------------------- -----------------------------------------------------------------------
     ---------------------------------- -----------------------------------------------------------------------
                   2002                                               $839,6212
     ---------------------------------- -----------------------------------------------------------------------
     1. Amounts do not include spreads or commissions on principal transactions on a net trade basis.
     2. In the fiscal year ended 8/31/02,  the amount of transactions  directed to brokers for research services was $101,225,857, and the amount of the commissions paid to broker-dealers for those services was $133,963.

Distribution and Service Plans

The  Distributor.  Under its  General  Distributor's  Agreement  with the Fund,  the  Distributor  acts as the  Fund's principal  underwriter in the continuous  public offering of the Fund's classes of shares.  The Distributor  bears the expenses  normally  attributable to sales,  including  advertising and the cost of printing and mailing  prospectuses, other than those  furnished to existing  shareholders.  The  Distributor is not obligated to sell a specific number of shares. Expenses normally attributable to sales are borne by the Distributor.

         The sales charges and concessions paid to, or retained by, the Distributor from the sale of shares during the Fund's three most recent fiscal years, and the contingent deferred sales charges retained by the Distributor on the redemption of shares for the most recent fiscal year are shown in the tables below.

  ------------- ----------------- ----------------- ---------------- ------------------ ------------------ -----------------
                   Aggregate          Class A       Concessions on    Concessions on     Concessions on     Concessions on
  Fiscal Year   Front-End Sales   Front-End Sales   Class A Shares    Class B Shares     Class C Shares     Class N Shares
  Ended 8/31:      Charges on         Charges         Advanced by       Advanced by        Advanced by       Advanced by
                 Class A Shares     Retained by      Distributor1      Distributor1       Distributor1       Distributor1
                                    Distributor2
  ------------- ----------------- ----------------- ---------------- ------------------ ------------------ -----------------
  ------------- ----------------- ----------------- ---------------- ------------------ ------------------ -----------------
      2000         $1,323,613         $289,908         $421,613         $1,224,007           $82,028             N/A
  ------------- ----------------- ----------------- ---------------- ------------------ ------------------ -----------------
  ------------- ----------------- ----------------- ---------------- ------------------ ------------------ -----------------
      2001         $1,067,201         $271,756         $192,882         $1,250,272           $89,421             $857
  ------------- ----------------- ----------------- ---------------- ------------------ ------------------ -----------------
  ------------- ----------------- ----------------- ---------------- ------------------ ------------------ -----------------
      2002          $387,728          $99,207           $82,176          $373,431            $26,893            $4,188
  ------------- ----------------- ----------------- ---------------- ------------------ ------------------ -----------------
  1. The Distributor  advances  concession payments to dealers for certain sales of Class A shares and for sales of
  Class B and Class C shares from its own resources at the time of sale.
  2. Includes amounts retained by a broker/dealer that is an affiliate of the Distributor.

  ------------------ ------------------------ ------------------------ ----------------------- ----------------------
                       Class A Contingent       Class B Contingent       Class C Contingent     Class N Contingent
     Fiscal Year     Deferred Sales Charges   Deferred Sales Charges       Deferred Sales         Deferred Sales
     Ended 8/31:     Retained by Distributor  Retained by Distributor   Charges Retained by     Charges Retained by
                                                                            Distributor             Distributor
  ------------------ ------------------------ ------------------------ ----------------------- ----------------------
  ------------------ ------------------------ ------------------------ ----------------------- ----------------------
        2000                 $3,449                  $258,615                 $22,218                   N/A
  ------------------ ------------------------ ------------------------ ----------------------- ----------------------
  ------------------ ------------------------ ------------------------ ----------------------- ----------------------
        2001                 $7,859                  $299,023                  $8,841                   $0
  ------------------ ------------------------ ------------------------ ----------------------- ----------------------
  ------------------ ------------------------ ------------------------ ----------------------- ----------------------
        2002                 $8,896                  $324,270                  $5,461                   $6
  ------------------ ------------------------ ------------------------ ----------------------- ----------------------

Distribution  and Service Plans.  The Fund has adopted a Service Plan for Class A shares and  Distribution and Service
Plans for Class B, Class C and Class N shares under Rule 12b-1 of the  Investment  Company Act.  Under those plans the
Fund pays the  Distributor  for all or a portion of its costs  incurred in  connection  with the  distribution  and/or servicing of the shares of the particular class.

         Each plan has been  approved by a vote of the Board of  Trustees,  including  a majority  of the  Independent
Trustees*, cast in person at a meeting called for the purpose of voting on that plan.

         Under the plans,  the  Manager  and the  Distributor  may make  payments  to  affiliates  and,  in their sole discretion,  from time to time,  may use their own  resources  (at no  direct  cost to the Fund) to make  payments  to brokers,  dealers or other financial  institutions  for  distribution and  administrative  services they perform.  The
Manager  may use its  profits  from the  advisory  fee it  receives  from the  Fund.  In their  sole  discretion,  the
Distributor  and the Manager may  increase or decrease  the amount of payments  they make from their own  resources to plan recipients.

         Unless a plan is terminated as described  below,  the plan  continues in effect from year to year but only if the Fund's Board of Trustees and its  Independent  Trustees  specifically  vote  annually to approve its  continuance.
Approval  must be by a vote cast in person at a meeting  called for the purpose of voting on  continuing  the plan.  A plan may be  terminated  at any time by the  vote of a  majority  of the  Independent  Trustees  or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

         The Board of Trustees  and the  Independent  Trustees  must  approve all material  amendments  to a plan.  An amendment to increase  materially the amount of payments to be made under a plan must be approved by  shareholders  of the class  affected by the  amendment.  Because Class B shares of the Fund  automatically  convert into Class A shares after six years,  the Fund must obtain the approval of both Class A and Class B shareholders  for a proposed  material amendment to the Class A Plan that would  materially  increase  payments  under the Plan.  That  approval must be by a
"majority" (as defined in the Investment Company Act) of the shares of each Class, voting separately by class.

         While the Plans are in effect,  the  Treasurer  of the Fund shall  provide  separate  written  reports on the plans to the Board of  Trustees  at least  quarterly  for its  review.  The  Reports  shall  detail  the amount of all payments made under a plan and the purpose for which the payments  were made.  Those reports are subject to the review and approval of the Independent Trustees.

         Each plan states that while it is in effect,  the selection and  nomination of those Trustees of the Fund who are not  "interested  persons" of the Fund is committed to the discretion of the Independent  Trustees.  This does not prevent  the  involvement  of others in the  selection  and  nomination  process as long as the final  decision  as to selection or nomination is approved by a majority of the Independent Trustees.

         Under the plans for a class,  no payment will be made to any  recipient in any quarter in which the aggregate net asset value of all Fund shares of that class held by the recipient  for itself and its  customers  does not exceed a minimum amount,  if any, that may be set from time to time by a majority of the Independent  Trustees.  The Board of
Trustees has set no minimum amount of assets to qualify for payments under the plans.

      |X| Class A Service  Plan Fees.  Under the Class A service  plan,  the  Distributor  currently  uses the fees it receives  from  the  Fund  to pay  brokers,  dealers  and  other  financial  institutions  (they  are  referred  to as
"recipients") for personal services and account  maintenance  services they provide for their customers who hold Class
A shares. The services include,  among others,  answering customer inquiries about the Fund, assisting in establishing and maintaining  accounts in the Fund,  making the Fund's  investment  plans available and providing other services at the  request  of the  Fund or the  Distributor.  While  the  plan  permits  the  Board to  authorize  payments  to the
Distributor  to reimburse  itself for services under the plan,  the Board has not yet done so. The  Distributor  makes payments  to plan  recipients  quarterly  at an annual  rate not to exceed  0.25% of the  average  annual  net  assets consisting of Class A shares held in the accounts of the recipients or their  customers.  With respect to purchases of
Class A shares subject to a contingent  deferred sales charge by certain  retirement  plans that purchased such shares prior to March 1, 2001 ("grandfathered  retirement  accounts"),  the Distributor  currently intends to pay the service fee to  Recipients  in advance  for the first year after the  shares are  purchased.  After the first year  shares are outstanding,  the  Distributor  makes  service fee  payments to  Recipients  quarterly  on those  shares.  The advance payment is based on the net asset value of shares  sold.  Shares  purchased by exchange do not qualify for the advance service fee payment.  If Class A shares purchased by grandfathered  retirement  accounts are redeemed during the first year after  their  purchase,  the  Recipient  of the  service  fees on those  shares  will be  obligated  to repay the
Distributor a pro rata portion of the advance payment of the service fee made on those shares.

      For the fiscal year ended August 31, 2002  payments  under the Class A Plan totaled  $398,484,  all of which was paid by the  Distributor  to  recipients.  That  included  $23,531 paid to an affiliate  of the  Distributor's  parent company.  Any  unreimbursed  expenses the Distributor  incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent  years.  The Distributor  may not use payments  received the Class A Plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

         |X| Class B, Class C and Class N Service  and  Distribution  Plan Fees.  Under  each plan,  service  fees and distribution  fees are computed on the average of the net asset value of shares in the  respective  class,  determined as of the close of each  regular  business  day  during  the  period.  The plans  provide  for the  Distributor  to be compensated at a flat rate,  whether the  Distributor's  distribution  expenses are more or less than the amounts paid by the Fund  under the plans  during  the  period for which the fee is paid.  The types of  services  that  recipients provide are similar to the services provided under the Class A service plan, described above.

         The Class B, Class C and the Class N plans  permit  the  Distributor  to retain  both the  asset-based  sales charges and the service fees or to pay recipients the service fee on a quarterly  basis,  without  payment in advance.
However,  the Distributor  currently  intends to pay the service fee to recipients in advance for the first year after the shares are purchased.  After the first year shares are  outstanding,  the  Distributor  makes service fee payments quarterly on those shares.  The advance  payment is based on the net asset value of shares sold.  Shares  purchased by exchange  do not  qualify for the advance  service  fee  payment.  If Class B, Class C or Class N shares are  redeemed during the first year after their  purchase,  the  recipient  of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.

         The  asset-based  sales charge and service fees  increase  Class B and Class C expenses by 1.00% and increase
Class N expenses by 0.50% of the net assets per year of the respective class.

         The Distributor  retains the asset-based sales charge on Class B and Class N shares. The Distributor  retains the  asset-based  sales  charge on Class C shares  during  the first  year the  shares  are  outstanding.  It pays the asset-based sales charge as an ongoing  concession to the recipient on Class C shares  outstanding for a year or more.
If a dealer has a special  agreement with the Distributor,  the Distributor will pay the Class B, Class C and/or Class
N service fee and the  asset-based  sales charge to the dealer  quarterly in lieu of paying the sales  commissions and service fee in advance at the time of purchase.

         The  asset-based  sales charges on Class B, Class C and Class N shares allow  investors to buy shares without a front-end  sales charge while allowing the Distributor to compensate  dealers that sell those shares.  The Fund pays the  asset-based  sales charges to the  Distributor  for its services  rendered in  distributing  Class B, Class C and
Class N shares. The payments are made to the Distributor in recognition that the Distributor:

o        pays sales  concessions  to  authorized  brokers  and  dealers at the time of sale and pays  service  fees as described above,
o        may finance payment of sales  concessions  and/or the advance of the service fee payment to recipients  under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o        employs personnel to support distribution of Class B, Class C and Class N shares, and
o        bears the costs of sales  literature,  advertising  and  prospectuses  (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses.
         may not be able to adequately compensate dealers that sell Class B, Class C and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
         receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
         may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
         may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued
              because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

              When Class B, Class C or Class N shares are sold without the designation of a broker-dealer, the
     Distributor is automatically designated as the broker-dealer of record. In those cases, the Distributor retains the service fee and asset-based sales charge paid on Class B, Class C and Class N shares.

         The  Distributor's  actual  expenses  in  selling  Class B,  Class C and Class N shares  may be more than the payments it receives from the contingent  deferred sales charges  collected on redeemed shares and from the Fund under the plans.  If either the Class B, Class C or Class N plan is terminated by the Fund,  the Board of Trustees may allow the Fund to continue  payments of the asset-based  sales charge to the Distributor for distributing  shares before the plan was terminated.

--------------------------------------------------------------------------------------------------------------------
                    Distribution Fees Paid to the Distributor in the Fiscal Year Ended 8/31/02
--------------------------------------------------------------------------------------------------------------------
-------------------------- ------------------ -------------------- ----------------------- -------------------------
                                                                       Distributor's            Distributor's
                                 Total                                   Aggregate               Unreimbursed
                               Payments             Amount              Unreimbursed            Expenses as %
                                 Under            Retained by             Expenses              of Net Assets
Class:                           Plan             Distributor            Under Plan                of Class
-------------------------- ------------------ -------------------- ----------------------- -------------------------
-------------------------- ------------------ -------------------- ----------------------- -------------------------
Class B Plan                   $868,281            $682,3671             $1,511,741                 2.87%
-------------------------- ------------------ -------------------- ----------------------- -------------------------
-------------------------- ------------------ -------------------- ----------------------- -------------------------
Class C Plan                   $185,875            $37,5992               $274,289                  2.37%
-------------------------- ------------------ -------------------- ----------------------- -------------------------
-------------------------- ------------------ -------------------- ----------------------- -------------------------
Class N Plan                    $1,240              $1,199                 $7,233                   1.59%
-------------------------- ------------------ -------------------- ----------------------- -------------------------
1.       Includes $12,073 paid to an affiliate of the Distributor's parent company.
2.       Includes $ 4,433 paid to an affiliate of the Distributor's parent company.

         If either the Class B, Class C or Class N plan is  terminated  by the Fund,  the Board of Trustees  may allow the Fund to continue  payments of the asset-based  sales charge to the Distributor for distributing  shares before the plan was terminated.

         All  payments  under the Class B,  Class C and Class N plans are  subject to the  limitations  imposed by the
Conduct Rules of the National  Association of Securities  Dealers,  Inc. on payments of asset-based  sales charges and service fees.

Performance of the Fund

Explanation of  Performance  Terminology.  The Fund uses a variety of terms to illustrate its investment  performance.
Those terms include  "cumulative  total return,"  "average  annual total return,"  "average annual total return at net asset value" and "total return at net asset value." An  explanation  of how total returns are  calculated is set forth below.  The charts  below show the Fund's  performance  as of the Fund's most recent  fiscal year end.  You can obtain current  performance  information  by  calling  the  Fund's  Transfer  Agent  at  1-800-525-7048  or by  visiting  the
OppenheimerFunds Internet web site at http://www.oppenheimerfunds.com.

         The Fund's  illustrations of its performance data in advertisements  must comply with rules of the Securities and  Exchange  Commission.  Those rules  describe the types of  performance  data that may be used and how it is to be calculated.  In general,  any  advertisement by the Fund of its performance data must include the average annual total returns  for the  advertised  class of shares  of the Fund.  Those  returns  must be shown for the 1-, 5- and  10-year periods  (or the life of the class,  if less)  ending as of the most  recently  ended  calendar  quarter  prior to the publication of the advertisement (or its submission for publication).

         Use of standardized  performance  calculations  enables an investor to compare the Fund's  performance to the performance of other funds for the same periods.  However,  a number of factors should be considered  before using the
Fund's performance information as a basis for comparison with other investments:

         |_| Total returns measure the  performance of a hypothetical  account in the Fund over various periods and do not show the  performance  of each  shareholder's  account.  Your  account's  performance  will  vary  from the  model performance  data if your  dividends are received in cash, or you buy or sell shares during the period,  or you bought your shares at a different time and price than the shares used in the model.
         |_| The Fund's  performance  returns  do not  reflect  the effect of taxes on  dividends  and  capital  gains distributions.
         |_| An investment in the Fund is not insured by the FDIC or any other government agency.
         |_| The  principal  value of the  Fund's  shares and total  returns  are not  guaranteed  and  normally  will fluctuate on a daily basis.
         |_| When an investor's shares are redeemed, they may be worth more or less than their original cost.
         |_| Total returns for any given past period  represent  historical  performance  information and are not, and should not be considered, a prediction of future returns.

         The  performance  of each  class of shares is shown  separately,  because  the  performance  of each class of shares will usually be  different.  That is because of the  different  kinds of expenses  each class bears.  The total returns  of each  class  of  shares  of the Fund  are  affected  by  market  conditions,  the  quality  of the  Fund's investments,  the maturity of debt  investments,  the types of investments the Fund holds, and its operating  expenses that are allocated to the particular class.

         |X|  Total  Return  Information.  There  are  different  types of  "total  returns"  to  measure  the  Fund's performance.  Total  return  is the  change in value of a  hypothetical  investment  in the Fund over a given  period, assuming  that all  dividends  and capital  gains  distributions  are  reinvested  in  additional  shares and that the investment  is redeemed at the end of the period.  Because of  differences  in expenses for each class of shares,  the total returns for each class are separately  measured.  The cumulative  total return measures the change in value over the entire period (for example,  ten years).  An average annual total return shows the average rate of return for each year in a period that would  produce the  cumulative  total return over the entire  period.  However,  average  annual total returns do not show actual  year-by-year  performance.  The Fund uses  standardized  calculations  for its total returns as prescribed by the SEC. The methodology is discussed below.

         In calculating  total returns for Class A shares,  the current maximum sales charge of 5.75% (as a percentage of the  offering  price) is deducted  from the initial  investment  ("P")  (unless the return is shown  without  sales charge,  as described  below).  For Class B shares,  payment of the  applicable  contingent  deferred  sales charge is applied,  depending  on the period for which the return is shown:  5.0% in the first  year,  4.0% in the second  year,
3.0% in the third and fourth years,  2.0% in the fifth year, 1.0% in the sixth year and none  thereafter.  For Class C shares,  the 1% contingent  deferred sales charge is deducted for returns for the 1-year  period.  For Class N shares, the 1%  contingent  deferred  sales  charge is deducted  for returns for the  one-year  and  life-of-class  periods as applicable.  There is no sales charge on Class Y shares.

                  |_| Average  Annual  Total  Return.  The "average  annual total  return" of each class is an average annual  compounded rate of return for each year in a specified  number of years. It is the rate of return based on the change in value of a hypothetical  initial  investment of $1,000 ("P" in the formula below) held for a number of years
("n" in the formula) to achieve an Ending  Redeemable  Value ("ERV" in the formula) of that  investment,  according to the following formula:

                                                   [OBJECT OMITTED]

                  |_| Average Annual Total Return (After Taxes on Distributions).  The "average annual total return
(after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of
$1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD"
in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

ATVD      1/n    - 1=  Average Annual Total Return (After Taxes on Distributions)
----
  P

                  |_| Average Annual Total Return (After Taxes on Distributions and Redemptions).  The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes
(calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR     1/n     - 1=  Average Annual Total Return (After Taxes on Distributions and Redemptions)
-----
  P

         |_| Cumulative  Total Return.  The "cumulative  total return"  calculation  measures the change in value of a hypothetical  investment of $1,000 over an entire period of years.  Its  calculation  uses some of the same factors as average annual total return,  but it does not average the rate of return on an annual basis.  Cumulative  total return is determined as follows:

                                                   [OBJECT OMITTED]

                  |_| Total  Returns at Net Asset Value.  From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value"  (without  deducting  sales charges) for Class A, Class B, Class C or
Class N shares.  There is no sales charge on Class Y shares.  Each is based on the  difference  in net asset value per share at the  beginning  and the end of the  period for a  hypothetical  investment  in that class of shares  (without considering  front-end  or  contingent  deferred  sales  charges) and takes into  consideration  the  reinvestment  of dividends and capital gains distributions.

-----------------------------------------------------------------------------------------------------------------------
                                The Fund's Total Returns for the Periods Ended 8/31/02
-----------------------------------------------------------------------------------------------------------------------
----------------- ------------------------- ---------------------------------------------------------------------------
                  Cumulative Total Returns                         Average Annual Total Returns
                    (10 years or Life of
     Class                 Class)
   Of Shares
----------------- ------------------------- ---------------------------------------------------------------------------
----------------- ------------------------- ------------------------ -------------------------- -----------------------
                                                                              5-Year                   10-Year
                                                    1-Year              (or life-of-class)        (or life-of-class)
----------------- ------------------------- ------------------------ -------------------------- -----------------------
----------------- ----------- ------------- ---------- ------------- ------------ ------------- ---------- ------------
                  After         Without     After        Without        After       Without     After        Without
                  Sales       Sales Charge  Sales      Sales Charge     Sales     Sales Charge  Sales         Sales
                    Charge       (NAV)       Charge       (NAV)        Charge        (NAV)       Charge      Charge
                                              (MOP)                     (MOP)                     (MOP)       (NAV)
                    (MOP)
----------------- ----------- ------------- ---------- ------------- ------------ ------------- ---------- ------------
----------------- ----------- ------------- ---------- ------------- ------------ ------------- ---------- ------------
Class A1            16.14%       23.23%      -43.72%     -40.28%       -8.64%        -7.55%       2.22%       3.11%
----------------- ----------- ------------- ---------- ------------- ------------ ------------- ---------- ------------
----------------- ----------- ------------- ---------- ------------- ------------ ------------- ---------- ------------
Class B2            17.89%       17.89%      -43.68%     -40.72%       -8.52%        -8.24%       2.44%       2.44%
----------------- ----------- ------------- ---------- ------------- ------------ ------------- ---------- ------------
----------------- ----------- ------------- ---------- ------------- ------------ ------------- ---------- ------------
Class C3            17.32%       17.32%      -41.33%     -40.73%       -8.21%        -8.21%       2.37%       2.37%
----------------- ----------- ------------- ---------- ------------- ------------ ------------- ---------- ------------
----------------- ----------- ------------- ---------- ------------- ------------ ------------- ---------- ------------
Class N4           -50.50%      -50.00%      -41.07%     -40.47%       -37.42%       -37.00        N/A         N/A
----------------- ----------- ------------- ---------- ------------- ------------ ------------- ---------- ------------
----------------- ----------- ------------- ---------- ------------- ------------ ------------- ---------- ------------
Class Y5           -55.46%      -55.46%      -40.07%     -40.07%       -21.08%      -21.08%        N/A         N/A
----------------- ----------- ------------- ---------- ------------- ------------ ------------- ---------- ------------
1. Inception A:  11/07/95
2. Inception B:  11/07/95
3. Inception C:  11/07/95
4. Inception N:   03/01/01
5. Inception Y:  04/01/99

         ------------------------------------------------------------------------------------------------------------
                            Average Annual Total Returns for Class A Shares (After Sales Charge)
                                               For the Periods Ended 8/31/021
         ------------------------------------------------------------------------------------------------------------
         ------------------------------------------ --------------------- --------------------- ---------------------
                                                           1-Year                5-Year               10-Year
                                                                           (or life of class)    (or life of class)
         ------------------------------------------ --------------------- --------------------- ---------------------
         ------------------------------------------ --------------------- --------------------- ---------------------
         After Taxes on Distributions                     -43.72%               -10.09%                0.62%
         ------------------------------------------ --------------------- --------------------- ---------------------
         ------------------------------------------ --------------------- --------------------- ---------------------
         After Taxes on Distributions and                 -26.62%                -6.41%                1.82%
         Redemption of Fund Shares
         ------------------------------------------ --------------------- --------------------- ---------------------
     1.  Inception date of Class A: 11/7/95

Other  Performance  Comparisons.  The Fund compares its performance  annually to that of an appropriate  broadly-based market index in its Annual Report to  shareholders.  You can obtain that  information by contacting the Transfer Agent at the addresses or telephone  numbers shown on the cover of this  Statement of Additional  Information.  The Fund may also compare its  performance  to that of other  investments,  including  other mutual  funds,  or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

         |X| Lipper  Rankings.  From time to time the Fund may publish the ranking of the  performance  of its classes of shares by Lipper  Analytical  Services,  Inc.  Lipper is a  widely-recognized  independent  mutual fund  monitoring service.  Lipper  monitors the  performance  of regulated  investment  companies,  including the Fund, and ranks their performance  for various  periods based on categories  relating to investment  styles.  The performance of the Fund is ranked by Lipper against all other micro-cap  funds. The Lipper  performance  rankings are based on total returns that include the  reinvestment of capital gain  distributions  and income  dividends but do not take sales charges or taxes into consideration.  Lipper also publishes  "peer-group"  indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

         |X| Morningstar  Ratings and Rankings.  From time to time the Fund may publish the star rating and ranking of the  performance  of its classes of shares by  Morningstar,  Inc.,  an  independent  mutual fund  monitoring  service.
Morningstar rates and ranks mutual funds in broad investment  categories:  domestic stock funds,  international  stock funds, taxable bond funds and municipal bond funds. The Fund is included in the domestic stock funds category.

         Morningstar  proprietary star rankings reflect  historical  risk-adjusted  total investment  return. For each fund with at least a  three-year  history,  Morningstar  calculates  a  Morningstar  Rating TM  metric  each  month by subtracting the return on a 90-day U.S. Treasury bill from the fund's  load-adjusted  return for the same period,  and then  adjusting  this excess  return for risk.  The top 10% of funds in each broad asset  class  receive 5 stars,  the next 22.5%  receive 4 stars,  the next 35% receive 3 stars,  the next 22.5% receive 2 stars and the bottom 10% receive
1 star.  The Overall  Morningstar  Rating for a fund is derived  from a weighted  average of the  performance  figures associated with its three-, five- and ten-year (if applicable) Morningstar Ratings metrics.

         The Fund may also compare its total return  ranking to that of other funds in its  Morningstar  category,  in addition to its star ratings.  Those total return  rankings are  percentages  from one percent to one hundred  percent and are not risk adjusted.  For example, if a fund is in the 94th percentile,  that means that 94% of the funds in the same category performed better than it did.

         |X| Performance  Rankings and Comparisons by Other Entities and Publications.  From time to time the Fund may include in its  advertisements  and sales literature  performance  information  about the Fund cited in newspapers and other  periodicals  such as The New York Times,  The Wall Street  Journal,  Barron's,  or similar  publications.  That information may include performance quotations from other sources,  including Lipper and Morningstar.  The performance of the Fund's  classes of shares may be compared in  publications  to the  performance  of various  market  indices or other  investments,  and  averages,  performance  rankings  or other  benchmarks  prepared by  recognized  mutual fund statistical services.

         Investors  may also wish to compare the  returns on the Fund's  share  classes to the return on  fixed-income
investments  available  from  banks  and  thrift  institutions.   Those  include  certificates  of  deposit,  ordinary
interest-paying  checking and savings accounts,  and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.  However,  the Fund's returns and share price are not guaranteed or insured by the
FDIC or any other agency and will fluctuate  daily,  while bank depository  obligations may be insured by the FDIC and may provide  fixed rates of return.  Repayment of principal  and payment of interest on Treasury  securities is backed by the full faith and credit of the U.S. Government.

         From time to time,  the Fund may publish  rankings or ratings of the  Manager or Transfer  Agent,  and of the investor services provided by them to shareholders of the Oppenheimer  funds,  other than performance  rankings of the
Oppenheimer  funds  themselves.  Those ratings or rankings of shareholder  and investor  services by third parties may include  comparisons  of their  services to those  provided by other  mutual fund  families  selected by the rating or ranking services.  They may be based upon the opinions of the rating or ranking service itself,  using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

         From  time to time  the Fund may  include  in its  advertisements  and  sales  literature  the  total  return performance of a hypothetical  investment  account that includes shares of the fund and other  Oppenheimer  funds. The combined  account may be part of an illustration of an asset  allocation  model or similar  presentation.  The account performance  may combine total return  performance of the fund and the total return  performance of other  Oppenheimer funds included in the account.  Additionally,  from time to time, the Fund's  advertisements  and sales literature may include,  for illustrative or comparative  purposes,  statistical data or other  information about general or specific market and economic conditions. That may include, for example,
o        information  about the  performance  of  certain  securities  or  commodities  markets or  segments  of those markets,
o        information about the performance of the economies of particular countries or regions,
o        the  earnings of  companies  included in segments of  particular  industries,  sectors,  securities  markets, countries or regions,
o        the availability of different types of securities or offerings of securities,
o        information  relating  to the  gross  national  or gross  domestic  product  of the  United  States  or other countries or regions,
o        comparisons of various market sectors or indices to demonstrate  performance,  risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

         Additional  information  is  presented  below about the  methods  that can be used to buy shares of the Fund.
Appendix B contains  more  information  about the  special  sales  charge  arrangements  offered by the Fund,  and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink.  When shares are purchased through  AccountLink,  each purchase must be at least $25.  Effective November
1, 2002,  for any new Asset Builder Plan,  each purchase  through  AccountLink  must be at least $50 and  shareholders
                                                                                                     ---
must invest at least $500 before an Asset  Builder  Plan can be  established  on a new account.  Accounts  established prior to  November 1, 2001 will  remain at $25 for  additional  purchases.  Shares  will be  purchased  on the regular business day the  Distributor  is  instructed  to initiate the Automated  Clearing  House ("ACH")  transfer to buy the shares.  Dividends  will begin to accrue on shares  purchased  with the proceeds of ACH  transfers on the business day the Fund  receives  Federal  Funds for the  purchase  through  the ACH  system  before the close of The New York Stock
Exchange.  The Exchange  normally  closes at 4:00 P.M.,  but may close  earlier on certain  days. If Federal Funds are received on a business day after the close of the Exchange,  the shares will be purchased and dividends  will begin to accrue on the next regular  business day. The proceeds of ACH  transfers are normally  received by the Fund three days after the  transfers  are  initiated.  If the proceeds of the ACH transfer  are not  received on a timely  basis,  the
Distributor  reserves the right to cancel the purchase  order.  The  Distributor  and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced  Sales  Charges.  As  discussed  in the  Prospectus,  a reduced  sales charge rate may be obtained for Class A shares under Right of  Accumulation  and Letters of Intent  because of the economies of sales efforts and reduction in expenses  realized by the  Distributor,  dealers and brokers making such sales.  No sales charge is imposed in certain other  circumstances  described in Appendix B to this Statement of Additional  Information  because the Distributor or dealer or broker incurs little or no selling expenses.

         |X|  Right of Accumulation.  To qualify for the lower sales charge rates that apply to larger purchases of
Class A shares, you and your spouse can add together:
o        Class A and Class B shares you purchase for your individual accounts (including IRAs and 403(b) plans), or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and
o        Current purchases of Class A and Class B shares of the Fund and other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
o        Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.

         A fiduciary can count all shares purchased for a trust,  estate or other fiduciary account  (including one or more employee benefit plans of the same employer) that has multiple  accounts.  The Distributor will add the value, at current  offering  price, of the shares you previously  purchased and currently own to the value of current  purchases to determine the sales charge rate that applies.  The reduced sales charge will apply only to current  purchases.  You must request it when you buy shares.

         ? The Oppenheimer  Funds. The Oppenheimer  funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer Bond Fund                                         Oppenheimer Municipal Bond Fund
Oppenheimer California Municipal Fund                         Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Appreciation Fund                         Oppenheimer New York Municipal Fund
Oppenheimer Capital Preservation Fund                         Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Income Fund                               Oppenheimer Quest Balanced Value Fund
Oppenheimer Champion Income Fund                              Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Convertible Securities Fund                       Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Developing Markets Fund                           Oppenheimer Quest Opportunity Value Fund
Oppenheimer Disciplined Allocation Fund                       Oppenheimer Quest Value Fund, Inc.
Oppenheimer Discovery Fund                                    Oppenheimer Real Asset Fund
Oppenheimer Emerging Growth Fund                              Oppenheimer Rochester National Municipals
Oppenheimer Emerging Technologies Fund                        Oppenheimer Senior Floating Rate Fund
Oppenheimer Enterprise Fund                                   Oppenheimer Small Cap Value Fund
Oppenheimer Europe Fund                                       Oppenheimer Strategic Income Fund
Oppenheimer Global Fund                                       Oppenheimer Total Return Fund, Inc.
Oppenheimer Global Growth & Income Fund                       Oppenheimer Trinity Core Fund
Oppenheimer Gold & Special Minerals Fund                      Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Growth Fund                                       Oppenheimer Trinity Value Fund
Oppenheimer High Yield Fund                                   Oppenheimer U.S. Government Trust
Oppenheimer International Bond Fund                           Oppenheimer Value Fund
Oppenheimer International Growth Fund                         Limited-Term New York Municipal Fund
Oppenheimer International Small Company Fund                  Rochester Fund Municipals
Oppenheimer Limited-Term Government Fund                      OSM1- Gartmore Millennium Growth Fund II
Oppenheimer Limited Term Municipal Fund                       OSM1 - Jennison Growth Fund
Oppenheimer Main Street Growth & Income Fund                  OSM1 - Mercury Advisors S&P 500 Index Fund
Oppenheimer Main Street Opportunity Fund                      OSM1 - Mercury Advisors Focus Growth Fund
Oppenheimer Main Street Small Cap Fund                        OSM1 - QM Active Balanced Fund
Oppenheimer MidCap Fund                                       OSM1 - Salomon Brothers All Cap Fund
Oppenheimer Multiple Strategies Fund
And the following money market funds:

Centennial America Fund, L. P.                                Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                        Centennial Tax Exempt Trust
Centennial Government Trust                                   Oppenheimer Cash Reserves
Centennial Money Market Trust                                 Oppenheimer Money Market Fund, Inc.
1 - "OSM" stands for Oppenheimer Select Managers

         There  is an  initial  sales  charge  on the  purchase  of Class A shares  of each of the  Oppenheimer  funds described above except the money market funds. Under certain  circumstances  described in this Statement of Additional
Information,  redemption  proceeds of certain money market fund shares may be subject to a contingent  deferred  sales charge.

         |X|  Letters  of  Intent.  Under a Letter of Intent,  if you  purchase  Class A shares or Class A and Class B shares of the Fund and other  Oppenheimer  funds during a 13-month  period,  you can reduce the sales charge rate that applies to your purchases of Class A shares.  The total amount of your intended  purchases of both Class A and Class B shares will  determine  the reduced  sales charge rate for the Class A shares  purchased  during that period.  You can include  purchases  made up to 90 days before the date of the  Letter.  Letters of Intent do not  consider  Class C or
Class N shares you purchase or may have purchased.

         A Letter of Intent is an  investor's  statement in writing to the  Distributor  of the  intention to purchase
Class A shares or Class A and Class B shares of the Fund (and other  Oppenheimer  funds) during a 13-month period (the
"Letter of Intent  period").  At the investor's  request,  this may include  purchases made up to 90 days prior to the date of the Letter.  The Letter states the  investor's  intention to make the aggregate  amount of purchases of shares which,  when added to the investor's  holdings of shares of those funds,  will equal or exceed the amount specified in the Letter.  Purchases made by reinvestment of dividends or  distributions  of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

         A Letter  enables an  investor to count the Class A and Class B shares  purchased  under the Letter to obtain the reduced  sales charge rate on purchases of Class A shares of the Fund (and other  Oppenheimer  funds) that applies under the Right of  Accumulation  to current  purchases of Class A shares.  Each  purchase of Class A shares under the
Letter will be made at the offering price  (including the sales charge) that applies to a single lump-sum  purchase of shares in the amount intended to be purchased under the Letter.

         In submitting a Letter,  the investor  makes no commitment to purchase  shares.  However,  if the  investor's purchases  of shares  within  the  Letter of  Intent  period,  when  added to the  value  (at  offering  price) of the investor's  holdings of shares on the last day of that period,  do not equal or exceed the intended  purchase  amount, the  investor  agrees to pay the  additional  amount of sales  charge  applicable  to such  purchases.  That amount is described  in "Terms of  Escrow,"  below  (those  terms may be  amended  by the  Distributor  from time to time).  The investor  agrees  that  shares  equal in value to 5% of the  intended  purchase  amount  will be held in escrow by the
Transfer Agent subject to the Terms of Escrow.  Also, the investor  agrees to be bound by the terms of the Prospectus, this  Statement  of  Additional  Information  and the  application  used for a Letter of  Intent.  If those  terms are amended,  as they may be from time to time by the Fund, the investor  agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent.

         If the total  eligible  purchases made during the Letter of Intent period do not equal or exceed the intended purchase  amount,  the  concessions  previously  paid to the dealer of record for the  account and the amount of sales charge  retained by the  Distributor  will be adjusted to the rates  applicable  to actual total  purchases.  If total eligible  purchases  during the Letter of Intent  period  exceed the  intended  purchase  amount and exceed the amount needed to qualify for the next sales charge rate  reduction set forth in the  Prospectus,  the sales charges paid will be adjusted to the lower rate.  That  adjustment  will be made only if and when the dealer returns to the  Distributor the excess of the amount of  concessions  allowed or paid to the dealer over the amount of  concessions  that apply to the  actual  amount of  purchases.  The  excess  concessions  returned  to the  Distributor  will be used to  purchase additional  shares  for the  investor's  account  at the net  asset  value  per  share in  effect  on the date of such purchase, promptly after the Distributor's receipt thereof.

         The Transfer  Agent will not hold shares in escrow for purchases of shares of the Fund and other  Oppenheimer funds by  OppenheimerFunds  prototype 401(k) plans under a Letter of Intent.  If the intended  purchase amount under a
Letter of Intent  entered into by an  OppenheimerFunds  prototype  401(k) plan is not purchased by the plan by the end of the Letter of Intent period,  there will be no adjustment of  concessions  paid to the  broker-dealer  or financial institution of record for accounts held in the name of that plan.

         In determining  the total amount of purchases made under a Letter,  shares  redeemed by the investor prior to the  termination  of the Letter of Intent period will be deducted.  It is the  responsibility  of the dealer of record and/or the  investor  to advise the  Distributor  about the Letter in placing  any  purchase  orders for the  investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

         |_| Terms of Escrow That Apply to Letters of Intent.

           1. Out of the initial  purchase (or subsequent  purchases if necessary)  made pursuant to a Letter,  shares of the Fund equal in value up to 5% of the intended  purchase  amount  specified in the Letter shall be held in escrow by the Transfer Agent. For example,  if the intended purchase amount is $50,000,  the escrow shall be shares valued in the amount of $2,500  (computed at the offering  price  adjusted for a $50,000  purchase).  Any  dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

              2.  If the total minimum  investment  specified under the Letter is completed within the  thirteen-month
Letter of Intent period, the escrowed shares will be promptly released to the investor.

              3. If, at the end of the  thirteen-month  Letter of Intent  period the total  purchases  pursuant to the
Letter  are  less  than the  intended  purchase  amount  specified  in the  Letter,  the  investor  must  remit to the
Distributor  an amount  equal to the  difference  between the dollar  amount of sales  charges  actually  paid and the amount of sales  charges  which would have been paid if the total  amount  purchased  had been made at a single  time.
That  sales  charge  adjustment  will apply to any shares  redeemed  prior to the  completion  of the  Letter.  If the difference  in sales charges is not paid within twenty days after a request from the  Distributor  or the dealer,  the
Distributor  will,  within sixty days of the expiration of the Letter,  redeem the number of escrowed shares necessary to realize such  difference in sales charges.  Full and fractional  shares  remaining  after such  redemption  will be released  from escrow.  If a request is received to redeem  escrowed  shares  prior to the payment of such  additional sales charge, the sales charge will be withheld from the redemption proceeds.

         4. By  signing  the  Letter,  the  investor  irrevocably  constitutes  and  appoints  the  Transfer  Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

         5. The  shares  eligible  for  purchase  under the Letter  (or the  holding  of which may be  counted  toward completion of a Letter) include:
(a)      Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge,
(b)      Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)      Class A or Class B shares  acquired by exchange of either (1) Class A shares of one of the other  Oppenheimer funds that were  acquired  subject to a Class A initial or contingent  deferred  sales charge or (2)
                  Class B shares of one of the other  Oppenheimer  funds that were  acquired  subject to a  contingent deferred sales charge.

         6. Shares held in escrow  hereunder  will  automatically  be exchanged for shares of another fund to which an exchange is  requested,  as  described  in the section of the  Prospectus  entitled  "How to Exchange  Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. To establish an Asset Builder Plan to buy shares  directly from a bank account,  you must enclose a check (the minimum is $25) for the initial  purchase with your  application.  Currently,  the minimum  investment is
$25 to establish an Asset Builder Plan,  and will remain at $25 for those  accounts  established  prior to November 1,
2002.  However,  as described above under  "AccountLink,"  for Asset Builder Plans established on or after November 1,
2002,  the minimum  investment  for new Asset  Builder  Plans will increase to $50, each purchase must be at least $50 and shareholders must invest at least $500 before an Asset Builder Plan can be established.  Shares purchased by Asset
Builder Plan payments from bank accounts are subject to the redemption  restrictions  for recent  purchases  described in the Prospectus.  Asset Builder Plans are available only if your bank is an ACH member.  Asset Builder Plans may not be used to buy shares for  OppenheimerFunds  employer-sponsored  qualified  retirement  accounts.  Asset Builder Plans also enable  shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly  automatic  purchases of shares of up to four other Oppenheimer funds.

         If you make  payments  from your bank  account to  purchase  shares of the Fund,  your bank  account  will be debited  automatically.  Normally the debit will be made two business days prior to the investment  dates you selected on your application.  Neither the Distributor,  the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

         Before you establish  Asset  Builder  payments,  you should obtain a prospectus of the selected  fund(s) from your  financial  advisor  (or the  Distributor)  and  request  an  application  from  the  Distributor.  Complete  the application  and  return it. You may change  the  amount of your  Asset  Builder  payment or you can  terminate  these automatic  investments at any time by writing to the Transfer Agent.  The Transfer Agent requires a reasonable  period
(approximately  10 days) after receipt of your  instructions  to implement them. The Fund reserves the right to amend, suspend, or discontinue offering Asset Builder plans at any time without prior notice.

Retirement Plans. Certain types of retirement plans are entitled to purchase shares of the Fund without sales charge or at reduced sales charge rates, as described in Appendix B to this Statement of Additional Information. Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") or an independent record keeper that has a contract or special arrangement with Merrill Lynch. If on the date the plan sponsor signed the
Merrill Lynch record keeping service agreement the plan has less than $3 million in assets (other than assets invested in money market funds) invested in applicable investments, then the retirement plan may purchase only Class
B shares of the Oppenheimer funds. Any retirement plans in that category that currently invest in Class B shares of the Fund will have their Class B shares converted to Class A shares of the Fund when the plan's applicable investments reach $5 million. OppenheimerFunds has entered into arrangements with certain record keepers whereby the
Transfer Agent compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant level accounts of a retirement plan.  While such compensation may act to reduce the record keeping fees charged by the retirement plan's record keeper, that compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation of Purchase Orders.  Cancellation of purchase orders for the Fund's shares (for example,  when a purchase check is returned to the Fund unpaid)  causes a loss to be incurred  when the net asset value of the Fund's  shares on the  cancellation  date is less than on the purchase date.  That loss is equal to the amount of the decline in the net asset value per share  multiplied by the number of shares in the purchase order.  The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss,  the  Distributor  will do so. The Fund may reimburse the Distributor for that amount by redeeming  shares from any account  registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares.  Each class of shares of the Fund  represents an interest in the same  portfolio of  investments of the Fund.  However,  each class has different  shareholder  privileges and features.  The net income  attributable  to
Class B, Class C or Class N shares  and the  dividends  payable on Class B, Class C or Class N shares  will be reduced by incremental  expenses borne solely by that class.  Those expenses  include the  asset-based  sales charges to which
Class B, Class C and Class N shares are subject.

         The  availability  of  different  classes of shares  permits an investor  to choose the method of  purchasing shares that is more  appropriate for the investor.  That may depend on the amount of the purchase,  the length of time the investor  expects to hold shares,  and other relevant  circumstances.  Class A shares normally are sold subject to an initial  sales charge.  While Class B, Class C and Class N shares have no initial sales charge,  the purpose of the deferred sales charge and  asset-based  sales charge on Class B, Class C and Class N shares is the same as that of the initial  sales  charge  on  Class A shares  - to  compensate  the  Distributor  and  brokers,  dealers  and  financial institutions  that sell shares of the Fund.  A  salesperson  who is entitled to receive  compensation  from his or her firm for selling  Fund shares may receive  different  levels of  compensation  for selling one class of shares  rather than another.

         The  Distributor  will not  accept  any  order in the  amount  of  $500,000  or more for Class B shares or $1 million or more for Class C shares on behalf of a single  investor  (not  including  dealer  "street  name" or omnibus accounts).  That is because  generally it will be more  advantageous  for that investor to purchase  Class A shares of the Fund.

         |X| Class A Shares  Subject to a Contingent  Deferred  Sales  Charge.  For purchases of Class A shares at net asset value  whether or not subject to a contingent  deferred  sales charge as described in the  Prospectus,  no sales concessions will be paid to the  broker-dealer of record,  as described in the Prospectus,  on sales of Class A shares purchased  with the  redemption  proceeds  of shares of  another  mutual  fund  offered as an  investment  option in a retirement plan in which  Oppenheimer  funds are also offered as investment  options under a special  arrangement with the  Distributor,  if the purchase  occurs more than 30 days after the  Oppenheimer  funds are added as an  investment option  under  that  plan.  Additionally,  that  concession  will not be paid on  purchases  of  Class A  shares  by a retirement  plan made with the  redemption  proceeds  of Class N shares of one or more  Oppenheimer  funds held by the plan for more than 18 months.

          |X| Class B Conversion.  Under current  interpretations of applicable federal income tax law by the Internal
Revenue  Service,  the  conversion  of Class B shares to Class A shares  after six years is not  treated  as a taxable event for the  shareholder.  If those  laws or the IRS  interpretation  of those laws  should  change,  the  automatic conversion  feature may be suspended.  In that event, no further  conversions of Class B shares would occur while that suspension  remained in effect.  Although  Class B shares could then be  exchanged  for Class A shares on the basis of relative net asset value of the two classes,  without the  imposition of a sales charge or fee,  such  exchange  could constitute  a taxable  event for the  shareholder,  and absent  such  exchange,  Class B shares  might  continue to be subject to the asset-based sales charge for longer than six years.

         |X|  Availability of Class N Shares.  In addition to the description of the types of retirement plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following:

o        to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o        to all rollover contributions made to Individual 401(k) plans, Profit-Sharing Plans and Money Purchase
                      Pension Plans,
o        to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and Ascender retirement plans,
o        to all trustee-to-trustee IRA transfers,
o        to all 90-24 type 403(b) transfers,
o        to Group Retirement Plans (as defined in Appendix _ to this Statement of Additional Information) which have entered into a special agreement with the Distributor for that purpose,
o        to Retirement Plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code, the
                      recordkeeper or the plan sponsor for which has entered into a special agreement with the
                      Distributor,
o        to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the
                      Oppenheimer funds is $500,000 or more,
o        to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds.
                  to certain customers of broker-dealers and financial advisors that are identified in a special agreement between the broker-dealer or financial advisor and the Distributor for that purpose.

         The sales concession and the advance of the service fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:
              purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),
              purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of  Class C shares of one or more Oppenheimer funds held by the plan for more than one year (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), and on purchases of Class N shares by an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan made with the redemption proceeds of Class A shares of one or more Oppenheimer funds.

         No sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class N shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.

         |X| Allocation of Expenses.  The Fund pays expenses related to its daily operations,  such as custodian fees,
Trustees'  fees,  transfer  agency fees,  legal fees and  auditing  costs.  Those  expenses are paid out of the Fund's assets and are not paid directly by shareholders.  However,  those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

         The  methodology  for  calculating  the net asset  value,  dividends  and  distributions  of the Fund's share classes  recognizes  two types of expenses.  General  expenses that do not pertain  specifically  to any one class are allocated  pro rata to the shares of all  classes.  The  allocation  is based on the  percentage  of the Fund's  total assets that is  represented  by the assets of each class,  and then equally to each  outstanding  share within a given class. Such general expenses include  management fees, legal,  bookkeeping and audit fees,  printing and mailing costs of  shareholder  reports,  Prospectuses,  Statements  of  Additional  Information  and  other  materials  for  current shareholders,  fees to unaffiliated  Trustees,  custodian  expenses,  share issuance costs,  organization and start-up costs, interest, taxes and brokerage concessions, and non-recurring expenses, such as litigation costs.

         Other  expenses  that  are  directly  attributable  to a  particular  class  are  allocated  equally  to each outstanding  share within that class.  Examples of such expenses  include  distribution and service plan (12b-1) fees, transfer and shareholder  servicing agent fees and expenses and shareholder  meeting expenses (to the extent that such expenses pertain only to a specific class).

Account Fees. As stated in the Prospectus, effective September 27, 2002, a $12 annual fee is charged on any account valued at less than $500.  This fee will not be charged for:
o        Accounts that have balances below $500 due to the automatic conversion of shares from Class B to Class A shares;
o        Accounts with an active Asset Builder Plan, payroll deduction plan or a military allotment plan;
o        OppenheimerFunds-sponsored group retirement accounts that are making continuing purchases;
o        Certain accounts held by broker-dealers through the National Securities Clearing Corporation; and
o        Accounts that fall below the $500 threshold due solely to market fluctuations within the 12-month period preceding the date the fee is deducted.

         The fee is charged annually on or about the second to last business day of September.  This annual fee will be waived for any shareholders who elect to access their account documents through electronic document delivery rather than in paper copy and who elect to utilize the Internet or PhoneLink as their primary source for their general servicing needs.  To sign up to access account documents electronically via eDocs Direct, please visit the
Service Center on our website at WWW.OPPENHEIMERFUNDS.COM or call 1.888.470.0862 for instructions.
                                 ------------------------

Determination  of Net Asset  Values Per Share.  The net asset values per share of each class of shares of the Fund are determined as of the close of business of The New York Stock Exchange  ("the  Exchange") on each day that the Exchange is open.  The  calculation  is done by  dividing  the value of the Fund's net  assets  attributable  to a class by the number of shares of that class that are  outstanding.  The Exchange  normally  closes at 4:00 P.M.,  Eastern time, but may close earlier on some other days (for example,  in case of weather  emergencies  or on days falling  before a U.S.
holiday).  All  references to time in this  Statement of Additional  Information  mean "Eastern  time." The Exchange's most  recent  annual  announcement  (which  is  subject  to  change)  states  that it will  close on New  Year's  Day,
Presidents' Day, Martin Luther King, Jr. Day, Good Friday,  Memorial Day,  Independence  Day, Labor Day,  Thanksgiving
Day and Christmas Day. It may also close on other days.

         Dealers other than Exchange  members may conduct trading in certain  securities on days on which the Exchange is closed  (including  weekends and U.S.  holidays) or after 4:00 P.M. on a regular  business day.  Because the Fund's net asset  values  will not be  calculated  on those days,  the Fund's net asset value per share may be  significantly affected on such days when  shareholders  may not  purchase or redeem  shares.  Additionally,  trading on European and
Asian stock  exchanges  and  over-the-counter  markets  normally is  completed  before the close of The New York Stock
Exchange.

         Changes in the values of  securities  traded on foreign  exchanges or markets as a result of events that occur after the prices of those  securities are determined,  but before the close of The New York Stock Exchange, will not be reflected in the Fund's  calculation  of its net asset values that day unless the Manager  determines that the event is likely to effect a material  change in the value of the security.  The Manager,  or an internal valuation  committee  established by the Manager,  as  applicable,  may establish a valuation,  under  procedures established  by the Board and subject to the approval,  ratification  and  confirmation  by the Board at its next ensuing meeting.

         ? Securities  Valuation.  The Fund's Board of Trustees has  established  procedures  for the valuation of the
Fund's securities. In general those procedures are as follows:

         ? Equity securities traded on a U.S. securities exchange or on Nasdaq(R)are valued as follows:
(1)      if last sale  information  is  regularly  reported,  they are valued at the last  reported  sale price on the principal exchange on which they are traded or on Nasdaq, as applicable, on that day, or
(2)      if last sale  information  is not  available on a valuation  date,  they are valued at the last reported sale price  preceding  the  valuation  date if it is within the spread of the  closing  "bid" and "asked"
                  prices on the valuation date or, if not, at the closing "bid" price on the valuation date.
         ? Equity  securities  traded on a foreign  securities  exchange  generally are valued in one of the following ways:
(1)      at the last sale price available to the pricing service approved by the Board of Trustees, or
(2)      at the last sale price  obtained  by the  Manager  from the  report of the  principal  exchange  on which the security is traded at its last trading session on or immediately before the valuation date, or
(3)      at the mean between the "bid" and "asked" prices  obtained from the principal  exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.
         ? Long-term  debt  securities  having a remaining  maturity in excess of 60 days are valued based on the mean between  the "bid" and "asked"  prices  determined  by a portfolio  pricing  service  approved by the Fund's  Board of
Trustees  or  obtained  by the  Manager  from two active  market  makers in the  security  on the basis of  reasonable inquiry.
         ? The  following  securities  are valued at the mean  between the "bid" and "asked"  prices  determined  by a pricing  service  approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)      debt instruments that have a maturity of more than 397 days when issued,
(2)      debt  instruments  that had a maturity of 397 days or less when issued and have a remaining  maturity of more than 60 days, and
(3)      non-money  market  debt  instruments  that had a  maturity  of 397 days or less when  issued and which have a remaining maturity of 60 days or less.
         ? The  following  securities  are valued at cost,  adjusted for  amortization  of premiums  and  accretion of discounts:
(1)      money market debt securities  held by a non-money  market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
(2)      debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
         ? Securities (including restricted securities) not having  readily-available  market quotations are valued at fair value  determined under the Board's  procedures.  If the Manager is unable to locate two market makers willing to give quotes,  a security may be priced at the mean between the "bid" and "asked"  prices  provided by a single  active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

         In the  case  of  U.S.  government  securities,  mortgage-backed  securities,  corporate  bonds  and  foreign government  securities,  when last sale information is not generally  available,  the Manager may use pricing services approved by the Board of Trustees.  The pricing  service may use  "matrix"  comparisons  to the prices for  comparable instruments  on the basis of  quality,  yield  and  maturity.  Other  special  factors  may be  involved  (such as the tax-exempt status of the interest paid by municipal securities).  The Manager will monitor the accuracy of the pricing services.  That  monitoring  may include  comparing  prices used for  portfolio  valuation  to actual  sales prices of selected securities.

         The closing prices in the London foreign  exchange  market on a particular  business day that are provided to the Manager by a bank,  dealer or pricing  service  that the Manager has  determined  to be reliable are used to value foreign  currency,  including  forward  contracts,  and to convert to U.S. dollars  securities that are denominated in foreign currency.

         Puts,  calls,  and  futures  are valued at the last sale price on the  principal  exchange  on which they are traded or on Nasdaq,  as applicable,  as determined by a pricing  service  approved by the Board of Trustees or by the
Manager.  If there were no sales that day,  they shall be valued at the last sale price on the  preceding  trading day if it is within the spread of the  closing  "bid" and  "asked"  prices on the  principal  exchange or on Nasdaq on the valuation  date.  If not,  the value  shall be the  closing  bid price on the  principal  exchange or on Nasdaq on the valuation  date. If the put, call or future is not traded on an exchange or on Nasdaq,  it shall be valued by the mean between "bid" and "asked" prices  obtained by the Manager from two active market makers.  In certain cases that may be at the "bid" price if no "asked" price is available.

         When the Fund writes an option,  an amount equal to the premium  received is included in the Fund's Statement of Assets and  Liabilities  as an asset.  An  equivalent  credit is included in the liability  section.  The credit is adjusted  ("marked-to-market")  to reflect the current market value of the option.  In determining  the Fund's gain on investments,  if a call or put written by the Fund is exercised,  the proceeds are increased by the premium  received.
If a call or put written by the Fund  expires,  the Fund has a gain in the amount of the  premium.  If the Fund enters into a closing purchase  transaction,  it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing  transaction.  If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

         The  information  below  supplements  the  terms  and  conditions  for  redeeming  shares  set  forth  in the
Prospectus.

Reinvestment  Privilege.  Within six months of a redemption,  a shareholder may reinvest all or part of the redemption proceeds of:
         ? Class A shares  purchased  subject  to an  initial  sales  charge or Class A shares  on which a  contingent deferred sales charge was paid, or
         ? Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

         The  reinvestment  may be made  without  sales  charge only in Class A shares of the Fund or any of the other
Oppenheimer  funds into which shares of the Fund are  exchangeable  as described  in "How to Exchange  Shares"  below.
Reinvestment  will be at the net asset value next computed after the Transfer Agent receives the  reinvestment  order.
The shareholder  must ask the Transfer Agent for that privilege at the time of  reinvestment.  This privilege does not apply  to Class C,  Class N or Class Y  shares.  The Fund may  amend,  suspend  or cease  offering  this  reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

         Any capital  gain that was  realized  when the shares were  redeemed is taxable,  and  reinvestment  will not alter any capital gains tax payable on that gain. If there has been a capital loss on the  redemption,  some or all of the loss may not be tax  deductible,  depending  on the  timing  and amount of the  reinvestment.  Under the  Internal
Revenue Code, if the  redemption  proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge,  the  shareholder's  basis in the shares of the Fund that were  redeemed may not include the amount of the sales  charge paid.  That would reduce the loss or increase the gain recognized from the  redemption.  However,  in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind".  The  Prospectus  states that payment for shares  tendered for  redemption is  ordinarily  made in cash.  However,  under  certain  circumstances,  the  Board of  Trustees  of the Fund may  determine  that it would be detrimental  to the best  interests of the remaining  shareholders  of the Fund to make payment of a redemption  order wholly  or  partly  in  cash.  In that  case,  the  Fund  may pay the  redemption  proceeds  in  whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

         The Fund has elected to be governed by Rule 18f-1 under the  Investment  Company  Act.  Under that rule,  the
Fund is  obligated  to redeem  shares  solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one  shareholder.  If shares are redeemed in kind,  the redeeming  shareholder  might incur  brokerage  or other  costs in selling  the  securities  for cash.  The Fund will value  securities  used to pay redemptions  in kind using the same  method the Fund uses to value its  portfolio  securities  described  above  under
"Determination  of Net Asset Values Per Share." That  valuation  will be made as of the time the  redemption  price is determined.

Involuntary  Redemptions.  The Fund's  Board of  Trustees  has the right to cause the  involuntary  redemption  of the shares held in any account if the  aggregate  net asset value of those shares is less than $500 or such lesser  amount as the Board may fix. The Board will not cause the  involuntary  redemption  of shares in an account if the  aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market  fluctuations.  If the
Board  exercises  this  right,  it may also fix the  requirements  for any notice to be given to the  shareholders  in question (not less than 30 days).  The Board may  alternatively  set  requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different  registration  is not an event that  triggers the payment of sales  charges.  Therefore,  shares are not subject to the payment of a contingent  deferred sales charge of any class at the time of transfer to the name of another  person or entity.  It does not matter  whether the transfer  occurs by absolute  assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares.  When shares  subject to a contingent  deferred  sales charge are  transferred,  the  transferred  shares will remain subject to the contingent  deferred sales charge.  It will be calculated as if the transferee  shareholder  had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

         If less than all  shares  held in an account  are  transferred,  and some but not all  shares in the  account would be subject to a contingent deferred sales charge if redeemed at the time of transfer,  the priorities  described in the  Prospectus  under  "How to Buy  Shares"  for the  imposition  of the Class B,  Class C and Class N  contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions  From Retirement  Plans.  Requests for  distributions  from  OppenheimerFunds-sponsored  IRAs, SEP IRAs,
SIMPLE  IRAs,  403(b)(7)  custodial  plans,  401(k)  plans or pension or  profit-sharing  plans should be addressed to
"Trustee,  OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must:
(1)      state the reason for the distribution;
(2)      state the owner's awareness of tax penalties if the distribution is premature; and
(3)      conform to the requirements of the plan and the Fund's other redemption requirements.

         Participants   (other  than   self-employed   plan   sponsors)  in   OppenheimerFunds-sponsored   pension  or
profit-sharing  plans with shares of the Fund held in the name of the plan or its fiduciary  may not directly  request redemption of their accounts. The plan administrator or fiduciary must sign the request.

         Distributions  from pension and profit sharing plans are subject to special  requirements  under the Internal
Revenue  Code and certain  documents  (available  from the  Transfer  Agent) must be  completed  and  submitted to the
Transfer Agent before the  distribution  may be made.  Distributions  from retirement plans are subject to withholding requirements  under the  Internal  Revenue  Code,  and IRS Form  W-4P  (available  from the  Transfer  Agent)  must be submitted  to the  Transfer  Agent with the  distribution  request,  or the  distribution  may be delayed.  Unless the shareholder  has provided the Transfer Agent with a certified tax  identification  number,  the Internal  Revenue Code requires that tax be withheld  from any  distribution  even if the  shareholder  elects not to have tax withheld.  The
Fund,  the  Manager,  the  Distributor,  and the  Transfer  Agent  assume no  responsibility  to  determine  whether a distribution  satisfies  the  conditions  of  applicable  tax laws and will not be  responsible  for any tax penalties assessed in connection with a distribution.

Special  Arrangements  for  Repurchase  of Shares from Dealers and  Brokers.  The  Distributor  is the Fund's agent to repurchase its shares from authorized  dealers or brokers on behalf of their  customers.  Shareholders  should contact their  broker or dealer to  arrange  this type of  redemption.  The  repurchase  price per share will be the net asset value  next  computed  after the  Distributor  receives  an order  placed by the  dealer or  broker.  However,  if the
Distributor  receives a repurchase  order from a dealer or broker after the close of The New York Stock  Exchange on a regular  business  day, it will be  processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes.  Normally,  the Exchange closes at 4:00 P.M., but may do so earlier on some days.  Additionally,  the order must have been  transmitted  to and received by the  Distributor prior to its close of business that day (normally 5:00 P.M.).

         Ordinarily,  for  accounts  redeemed by a  broker-dealer  under this  procedure,  payment will be made within three  business  days after the shares have been redeemed upon the  Distributor's  receipt of the required  redemption documents in proper form. The  signature(s)  of the registered  owners on the redemption  documents must be guaranteed as described in the Prospectus.

Automatic  Withdrawal and Exchange Plans.  Investors  owning shares of the Fund valued at $5,000 or more can authorize the  Transfer  Agent to  redeem  shares  (having  a value of at least  $50)  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic  Withdrawal Plan.  Shares will be redeemed three business days prior to the date  requested by the  shareholder  for receipt of the payment.  Automatic  withdrawals of up to $1,500 per month may be requested by telephone if payments  are to be made by check  payable to all  shareholders  of record.  Payments must also be sent to the  address of record for the  account and the  address  must not have been  changed  within the prior 30 days.  Required minimum  distributions from  OppenheimerFunds-sponsored  retirement plans may not be arranged on this basis.

         Payments  are  normally  made by check,  but  shareholders  having  AccountLink  privileges  (see "How To Buy
Shares") may arrange to have Automatic  Withdrawal  Plan payments  transferred  to the bank account  designated on the account application or by  signature-guaranteed  instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic  Withdrawal  Plan three business days before the payment  transmittal  date you select in the account  application.  If a contingent  deferred  sales charge applies to the  redemption,  the amount of the check or payment will be reduced accordingly.

         The Fund cannot guarantee  receipt of a payment on the date requested.  The Fund reserves the right to amend, suspend or  discontinue  offering these plans at any time without prior notice.  Because of the sales charge  assessed on  Class A share  purchases,  shareholders  should  not  make  regular  additional  Class  A  share  purchases  while participating  in an  Automatic  Withdrawal  Plan.  Class B, Class C and Class N  shareholders  should  not  establish automatic  withdrawal  plans,  because of the potential  imposition of the  contingent  deferred  sales charge on such withdrawals  (except where the Class B, Class C or Class N contingent  deferred sales charge is waived as described in
Appendix B to this Statement of Additional Information).

         By requesting an Automatic  Withdrawal or Exchange Plan, the  shareholder  agrees to the terms and conditions that apply to such plans,  as stated below.  These  provisions may be amended from time to time by the Fund and/or the
Distributor. When adopted, any amendments will automatically apply to existing Plans.

         |X| Automatic  Exchange  Plans.  Shareholders  can authorize the Transfer Agent to exchange a  pre-determined amount of shares of the Fund for shares (of the same class) of other  Oppenheimer  funds  automatically  on a monthly, quarterly,  semi-annual or annual basis under an Automatic  Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25.  Effective  November 1, 2002,  the minimum  amount that may be exchanged to each other fund account is $50.  Instructions  should be provided on the  OppenheimerFunds  Application  or  signature-guaranteed instructions.  Exchanges made under these plans are subject to the  restrictions  that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

         |X|  Automatic  Withdrawal  Plans.  Fund shares will be redeemed as  necessary to meet  withdrawal  payments.
Shares acquired without a sales charge will be redeemed first.  Shares acquired with reinvested  dividends and capital gains  distributions  will be redeemed next,  followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments.  Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under these plans should not be considered as a yield or income on your investment.

         The Transfer Agent will administer the investor's  Automatic  Withdrawal Plan as agent for the shareholder(s)
(the  "Planholder") who executed the Plan authorization and application  submitted to the Transfer Agent.  Neither the
Fund nor the  Transfer  Agent shall incur any  liability  to the  Planholder  for any action taken or not taken by the
Transfer  Agent in good faith to administer  the Plan.  Share  certificates  will not be issued for shares of the Fund purchased  for and held under the Plan,  but the  Transfer  Agent will  credit all such  shares to the  account of the
Planholder on the records of the Fund. Any share  certificates  held by a Planholder may be surrendered  unendorsed to the Transfer Agent with the Plan  application so that the shares  represented by the certificate may be held under the
Plan.

         For accounts  subject to Automatic  Withdrawal  Plans,  distributions  of capital gains must be reinvested in shares of the Fund,  which will be done at net asset value  without a sales  charge.  Dividends  on shares held in the account may be paid in cash or reinvested.

         Shares will be  redeemed to make  withdrawal  payments  at the net asset  value per share  determined  on the redemption  date.  Checks or  AccountLink  payments  representing  the proceeds of Plan  withdrawals  will normally be transmitted  three  business  days prior to the date  selected  for receipt of the  payment,  according  to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

         The amount and the  interval of  disbursement  payments  and the address to which  checks are to be mailed or
AccountLink  payments are to be sent may be changed at any time by the  Planholder  by writing to the Transfer  Agent.
The Planholder  should allow at least two weeks' time after mailing such  notification  for the requested change to be put in effect.  The Planholder  may, at any time,  instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan.  That notice must be in proper form in accordance  with the  requirements  of the  then-current  Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

         The  Planholder  may  terminate a Plan at any time by writing to the Transfer  Agent.  The Fund may also give directions to the Transfer  Agent to terminate a Plan.  The Transfer Agent will also terminate a Plan upon its receipt of evidence  satisfactory to it that the Planholder has died or is legally  incapacitated.  Upon termination of a Plan by the Transfer  Agent or the Fund,  shares that have not been  redeemed  will be held in  uncertificated  form in the name of the  Planholder.  The account will  continue as a  dividend-reinvestment,  uncertificated  account  unless and until proper  instructions are received from the Planholder,  his or her executor or guardian,  or another  authorized person.

         To use shares  held under the Plan as  collateral  for a debt,  the  Planholder  may  request  issuance  of a portion of the shares in  certificated  form.  Upon written  request  from the  Planholder,  the  Transfer  Agent will determine the number of shares for which a certificate  may be issued without  causing the withdrawal  checks to stop.
However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

         If the Transfer Agent ceases to act as transfer  agent for the Fund,  the  Planholder  will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

         As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds.  Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.
o        All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

         The following funds only offer Class A shares:
         Centennial America Fund, L.P.                             Centennial New York Tax Exempt Trust
         Centennial California Tax Exempt Trust                    Centennial Tax Exempt Trust
         Centennial Government Trust                               Oppenheimer Money Market Fund, Inc.
         Centennial Money Market Trust

         The following funds do not offer Class N shares:
         Oppenheimer California Municipal Fund                     Oppenheimer Pennsylvania Municipal Fund
         Oppenheimer Limited Term Municipal Fund                   Oppenheimer Rochester National Municipals
         Oppenheimer Municipal Bond Fund                           Oppenheimer Senior Floating Rate Fund
         Oppenheimer New Jersey Municipal Fund                     Limited Term New York Municipal Fund
         Oppenheimer New York Municipal Fund                       Rochester Fund Municipals

         The following funds do not offer Class Y shares:
         Oppenheimer California Municipal Fund                     Oppenheimer Limited Term Municipal Fund
         Oppenheimer Capital Income Fund                           Oppenheimer New Jersey Municipal Fund
         Oppenheimer Cash Reserves                                 Oppenheimer New York Municipal Fund
         Oppenheimer Champion Income Fund                          Oppenheimer Pennsylvania Municipal Fund
         Oppenheimer Convertible Securities Fund                   Oppenheimer Rochester National Municipals
         Oppenheimer Disciplined Allocation Fund                   Oppenheimer Senior Floating Rate Fund
         Oppenheimer Gold & Special Minerals Fund                  Oppenheimer Small Cap Value Fund
         Oppenheimer International Small Company Fund              Limited Term New York Municipal Fund

o        Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o        Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through
o        Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other
     Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other Oppenheimer funds except Class A shares of Oppenheimer Money Market Fund or Oppenheimer Cash Reserves acquired by exchange of
     Class M shares.
o        Class X shares of Limited Term New York Municipal Fund can be exchanged only for Class B shares of other
     Oppenheimer funds and no exchanges may be made to Class X shares.
o        Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market
     Fund, Inc., Oppenheimer Cash Reserves or Oppenheimer Limited-Term Government Fund.  Only participants in certain retirement plans may purchase shares of Oppenheimer Capital Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation Fund.
o        Class A shares of Oppenheimer Senior Floating Rate Fund are not available by exchange of shares of
     Oppenheimer Money Market Fund or Class A shares of Oppenheimer Cash Reserves.
o        Shares of Oppenheimer Select Managers Mercury Advisors S&P Index Fund and Oppenheimer Select Managers QM
     Active Balanced Fund are only available to retirement plans and are available only by exchange from the same class of shares of other Oppenheimer funds held by retirement plans.

      Class A shares of  Oppenheimer  funds may be  exchanged  at net asset value for shares of any money  market fund offered by the  Distributor.  Shares of any money market fund  purchased  without a sales charge may be exchanged  for shares of  Oppenheimer  funds offered with a sales charge upon payment of the sales  charge.  They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.

         Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money
Market Fund, Inc. are purchased.  If requested, they must supply proof of entitlement to this privilege.

         Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

         The Fund may amend, suspend or terminate the exchange privilege at any time.  Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law.  It may be required to provide 60 days notice prior to materially amending or terminating the exchange privilege.  That 60 day notice is not required in extraordinary circumstances.

         |X| How Exchanges Affect Contingent  Deferred Sales Charges.  No contingent  deferred sales charge is imposed on exchanges of shares of any class  purchased  subject to a contingent  deferred  sales  charge,  with the  following exceptions:

o        When Class A shares of any Oppenheimer fund (other than Rochester National Municipals and Rochester Fund
     Municipals) acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o        When Class A shares of Rochester National Municipals and Rochester Fund Municipals acquired by exchange of
     Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class
     A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o        If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer
     Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early
     Withdrawal Charge of Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.

o        When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the
     Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o        With respect to Class B shares, the Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o        With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o        With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans) is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

o        When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in
     "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

         |X| Limits on Multiple  Exchange Orders.  The Fund reserves the right to reject telephone or written exchange requests  submitted in bulk by anyone on behalf of more than one account.  The Fund may accept  requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

         |X| Telephone  Exchange  Requests.  When exchanging shares by telephone,  a shareholder must have an existing account in the fund to which the exchange is to be made.  Otherwise,  the  investors  must obtain a prospectus of that fund before the exchange  request may be submitted.  If all telephone lines are busy (which might occur,  for example, during periods of substantial market  fluctuations),  shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

                  |_| Processing  Exchange  Requests.  Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date").  Normally,  shares of the fund to be acquired are  purchased on the  Redemption  Date,  but such  purchases  may be delayed by either fund up to five business days if it determines that it would be  disadvantaged  by an immediate  transfer of the redemption  proceeds.
The Fund  reserves  the right,  in its  discretion,  to refuse any  exchange  request  that may  disadvantage  it. For example,  if the receipt of multiple  exchange  requests  from a dealer  might  require the  disposition  of portfolio securities at a time or at a price that might be  disadvantageous  to the Fund, the Fund may refuse the request.  When you  exchange  some or all of your shares  from one fund to another,  any  special  account  feature  such as an Asset
Builder  Plan or Automatic  Withdrawal  Plan,  will be switched to the new fund  account  unless you tell the Transfer
Agent not to do so. However,  special  redemption and exchange features such as Automatic Exchange Plans and Automatic
Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

         In  connection  with any  exchange  request,  the  number of  shares  exchanged  may be less than the  number requested  if the  exchange  or the number  requested  would  include  shares  subject to a  restriction  cited in the
Prospectus or this Statement of Additional  Information,  or would include shares covered by a share  certificate that is not tendered with the request.  In those cases, only the shares available for exchange without  restriction will be exchanged.

         The different  Oppenheimer funds available for exchange have different  investment  objectives,  policies and risks.  A shareholder  should assure that the fund selected is  appropriate  for his or her  investment  and should be aware of the tax consequences of an exchange.  For federal income tax purposes,  an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another.  "Reinvestment  Privilege,"  above,  discusses some of the tax  consequences of reinvestment of redemption  proceeds in such cases.  The Fund, the  Distributor,  and the Transfer  Agent are unable to provide  investment,  tax or legal advice to a  shareholder  in  connection  with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B, Class C and Class N shares are expected to be lower than dividends on Class A and Class Y shares. That is because of the effect of the asset-based sales charge on Class B, Class C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of
Oppenheimer Money Market Fund, Inc.  Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.  The federal tax treatment of the
Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

         The tax discussion in the Prospectus and this Statement of Additional Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below. Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

Qualification as a Regulated Investment Company.  The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.  As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

         The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

         To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the Internal
Revenue Code, some of which are described below.  Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

         To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

         In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under that test, at the close of each quarter of the
Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.
For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S.
government are treated as U.S. government securities.

Excise Tax on Regulated Investment Companies. Under the Internal Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98%
of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

Taxation  of Fund  Distributions.  The Fund  anticipates  distributing  substantially  all of its  investment  company taxable income for each taxable year.  Those  distributions  will be taxable to  shareholders  as ordinary  income and treated as dividends for federal income tax purposes.

         Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders.  Long-term capital gains distributions are not eligible for the deduction.  The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less.  To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

         The Fund may either retain or distribute to shareholders its net capital gain for each taxable year.  The
Fund currently intends to distribute any such amounts.  If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

         If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35%
corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

         Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source.  The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.

         Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

         Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund).  Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         The Fund will be required in certain cases to withhold 30% (29% for payments after December 31, 2003) of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that
                                            -------
number when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

Tax Effects of Redemptions of Shares.  If a shareholder  redeems all or a portion of his/her  shares,  the shareholder
                                                                                 -
will  recognize a gain or loss on the  redeemed  shares in an amount equal to the  difference  between the proceeds of the redeemed shares and the  shareholder's  adjusted tax basis in the shares.  All or a portion of any loss recognized in that  manner may be  disallowed  if the  shareholder  purchases  other  shares of the Fund within 30 days before or after the redemption.

         In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

Foreign Shareholders.  Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

         Ordinary income dividends that are paid by the Fund (and are deemed not "effectively connected income") to foreign persons will be subject to a U.S. tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in March of each year.

         If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade
                                                        ---
or business, then the foreign person may claim an exemption from the U.S. tax described above provided the Fund obtains a properly completed and signed Certificate of Foreign Status.

         If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 30% (29% for payments after December 31, 2003) on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. All income and any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

         The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S. withholding taxes described above.

Dividend  Reinvestment in Another Fund.  Shareholders  of the Fund may elect to reinvest all dividends  and/or capital gains  distributions  in shares of the same class of any of the other  Oppenheimer  funds listed  above.  Reinvestment will be made  without  sales charge at the net asset value per share in effect at the close of business on the payable date of the  dividend or  distribution.  To elect this  option,  the  shareholder  must notify the  Transfer  Agent in writing and must have an existing  account in the fund  selected for  reinvestment.  Otherwise the  shareholder  first must obtain a prospectus for that fund and an  application  from the  Distributor  to establish an account.  Dividends and/or  distributions  from shares of certain other  Oppenheimer  funds (other than  Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor.  The Fund's shares are sold through  dealers,  brokers and other financial  institutions  that have a sales  agreement  with  OppenheimerFunds  Distributor,  Inc.,  a  subsidiary  of the  Manager  that acts as the Fund's
Distributor.  The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor  for funds managed by a subsidiary of the Manager.

The Transfer  Agent.  OppenheimerFunds  Services,  the Fund's  Transfer  Agent,  is a division of the  Manager.  It is responsible  for maintaining  the Fund's  shareholder  registry and  shareholder  accounting  records,  and for paying dividends and distributions to shareholders.  It also handles shareholder servicing and administrative  functions.  It serves as the  Transfer  Agent for an annual per account  fee.  It also acts as  shareholder  servicing  agent for the other  Oppenheimer  funds.  Shareholders  should direct  inquiries  about their  accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian.  Citibank,  N.A. is the Custodian of the Fund's assets. The Custodian's  responsibilities  include safeguarding  and  controlling  the Fund's  portfolio  securities and handling the delivery of such securities to and from the Fund.  It is the  practice of the Fund to deal with the  Custodian in a manner  uninfluenced  by any banking  relationship  the Custodian may have with the Manager and its affiliates.  The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit  insurance.  Those uninsured balances at times may be substantial.

Independent  Auditors.  KPMG LLP are the independent  auditors of the Fund. They audit the Fund's financial statements and perform  other related  audit  services.  They also act as auditors for certain other funds advised by the Manager and its affiliates.

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
 THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
 OPPENHEIMER ENTERPRISE FUND:
 We have audited the accompanying statement of assets and liabilities of
 Oppenheimer Enterprise Fund, including the statement of investments, as of
 August 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
 We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
 Oppenheimer Enterprise Fund as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

 /s/ KPMG LLP
 ------------
 KPMG LLP

 Denver, Colorado
 September 23, 2002

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  AUGUST 31, 2002
--------------------------------------------------------------------------------

                                                                    MARKET VALUE
                                          SHARES                      SEE NOTE 1
================================================================================
 COMMON STOCKS--97.6%
--------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--26.3%
--------------------------------------------------------------------------------
 AUTOMOBILES--4.0%
 Harley-Davidson, Inc.                   150,000                    $ 7,384,500
--------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--1.0%
 Wendy's International, Inc.              50,000                      1,785,500
--------------------------------------------------------------------------------
 MULTILINE RETAIL--5.5%
 Family Dollar Stores, Inc.              170,000                      4,853,500
--------------------------------------------------------------------------------
 Kohl's Corp.(1)                          75,000                      5,229,000
                                                                    ------------
                                                                     10,082,500

--------------------------------------------------------------------------------
 SPECIALTY RETAIL--13.1%

 Bed Bath & Beyond, Inc.(1)              300,000                      9,618,000
--------------------------------------------------------------------------------
 Circuit City Stores, Inc./
 CarMax Group(1)                         400,000                      6,460,000
--------------------------------------------------------------------------------
 Pier 1 Imports, Inc.                    450,000                      8,055,000
                                                                    ------------
                                                                     24,133,000

--------------------------------------------------------------------------------
 TEXTILES & APPAREL--2.7%
 Coach, Inc.(1)                          200,000                      4,926,000
--------------------------------------------------------------------------------
 CONSUMER STAPLES--2.4%
--------------------------------------------------------------------------------
 FOOD & DRUG RETAILING--2.4%
 Walgreen Co.                            125,000                      4,343,750
--------------------------------------------------------------------------------
 FINANCIALS--15.8%
--------------------------------------------------------------------------------
 BANKS--3.2%
 Commerce Bancorp, Inc.                  125,000                      5,926,250
--------------------------------------------------------------------------------
 DIVERSIFIED FINANCIALS--6.7%
 SLM Corp.                               134,000                     12,281,100
--------------------------------------------------------------------------------
 INSURANCE--5.9%
 Radian Group, Inc.                      250,000                     10,865,000
--------------------------------------------------------------------------------
 HEALTH CARE--33.6%
--------------------------------------------------------------------------------
 BIOTECHNOLOGY--12.4%
 Gilead Sciences, Inc.(1)                400,000                     12,832,000
--------------------------------------------------------------------------------
 IDEC Pharmaceuticals
 Corp.(1)                                250,000                     10,045,000
                                                                    -----------
                                                                     22,877,000

--------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--8.1%
 Medtronic, Inc.                          50,000                      2,059,000
--------------------------------------------------------------------------------
 Varian Medical
 Systems, Inc.(1)                        300,000                     12,759,000
                                                                    ------------
                                                                     14,818,000

                                                                    MARKET VALUE
                                          SHARES                      SEE NOTE 1
================================================================================
 HEALTH CARE PROVIDERS & SERVICES--8.5%
 AmerisourceBergen Corp.                  50,000                    $ 3,625,500
--------------------------------------------------------------------------------
 McKesson Corp.                          200,000                      6,708,000
 Tenet Healthcare Corp.(1)               112,500                      5,306,625
                                                                    ------------
                                                                     15,640,125

--------------------------------------------------------------------------------
 PHARMACEUTICALS--4.6%
 Forest Laboratories, Inc.(1)             60,000                      4,380,000
--------------------------------------------------------------------------------
 Johnson & Johnson                        75,000                      4,073,250
                                                                    ------------
                                                                      8,453,250

--------------------------------------------------------------------------------
 INDUSTRIALS--5.5%
--------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--5.5%
 Concord EFS, Inc.(1)                    500,000                     10,205,000
--------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--14.0%
--------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--7.5%
 Brocade Communications
 Systems, Inc.(1)                        400,000                      5,788,000
--------------------------------------------------------------------------------
 Cisco Systems, Inc.(1)                  200,000                      2,764,000
 UTStarcom, Inc.(1)                      400,000                      5,280,000
                                                                    ------------
                                                                     13,832,000

--------------------------------------------------------------------------------
 SEMICONDUCTOR EQUIPMENT & PRODUCTS--4.5%
 Broadcom Corp., Cl. A(1)                150,000                      2,473,500
--------------------------------------------------------------------------------
 Marvell Technology
 Group Ltd.(1)                           300,000                      5,718,000
                                                                    ------------
                                                                      8,191,500

--------------------------------------------------------------------------------
 SOFTWARE--2.0%
 Microsoft Corp.(1)                       75,000                      3,681,000
                                                                    ------------
 Total Common Stocks
 (Cost $207,438,920)                                                179,425,475

================================================================================
 PREFERRED STOCKS--0.4%
--------------------------------------------------------------------------------
 Abgenix, Inc., PIPE(1,2)                100,000                        541,800
--------------------------------------------------------------------------------
 Axsun Technologies, Inc.,
 Cv., Series C(1,2,3)                    514,139                        114,653
--------------------------------------------------------------------------------
 Multiplex, Inc., Cv.,
 Series C(1,2,3)                         543,478                         84,826
                                                                    ------------
 Total Preferred Stocks
 (Cost $17,000,000)                                                     741,279

================================================================================
 OTHER SECURITIES--2.0%
--------------------------------------------------------------------------------
 Nasdaq-100 Unit
 Investment Trust(1)
 (Cost $5,564,196)                       158,300                      3,718,467

                                       PRINCIPAL                    MARKET VALUE
                                          AMOUNT                      SEE NOTE 1
================================================================================
 CONVERTIBLE CORPORATE BONDS AND NOTES--0.2%

--------------------------------------------------------------------------------

 Kestrel Solutions, Inc,
 5.50% Cv. Sub. Nts.,
 7/15/05(2)

 (Cost $3,000,000)                    $3,000,000                    $   255,000

                                           UNITS
================================================================================
 RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
 American Bank Note
 Holographics, Inc. Wts.,
 Exp. 6/18/03(1) (Cost $0)                 6,828                             --

                                       PRINCIPAL
                                          AMOUNT
================================================================================
 JOINT REPURCHASE AGREEMENTS--0.8%
--------------------------------------------------------------------------------
 Undivided interest of 0.15% in joint
 repurchase agreement with PaineWebber,
 Inc., 1.85%, dated 8/30/02, to be repurchased
 at $969,046,152 on 9/3/02, collateralized
 by Federal National Mortgage Assn.,
 5.50%--6%, 1/1/32--5/1/32, with a
 value of $989,261,165
 (Cost $1,432,000)                    $1,432,000                      1,432,000
--------------------------------------------------------------------------------
 TOTAL INVESTMENTS,
 AT VALUE
 (COST $234,435,116)                       101.0%                   185,572,221
--------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF
 OTHER ASSETS                               (1.0)                    (1,780,695)
                                      ------------------------------------------
 NET ASSETS                                100.0%                  $183,791,526
                                      ==========================================

FOOTNOTES TO STATEMENT OF INVESTMENTS
1. Non-income producing security.
2. Identifies issues considered to be illiquid or restricted--See Note 5 of
Notes to Financial Statements.
3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the
Investment Company Act of 1940, at or during the period ended August 31, 2002.
The aggregate fair value of securities of affiliated companies held by the Fund as of August 31, 2002 amounts to $199,479. Transactions during the period in which the issuer was an affiliate are as follows:

                                                   SHARES                                    SHARES
                                               AUGUST 31,       GROSS       GROSS        AUGUST 31,
UNREALIZED
                                                     2001   ADDITIONS  REDUCTIONS              2002
DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------

 STOCKS AND/OR WARRANTS
 Axsun Technologies, Inc., Cv., Series C          514,139          --          --           514,139
$5,885,349
 Multiplex, Inc., Cv., Series C                   543,478          --          --           543,478
3,915,172

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

    13    OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  AUGUST 31, 2002
================================================================================
 ASSETS
--------------------------------------------------------------------------------

 Investments, at value--see accompanying statement:

 Unaffiliated companies (cost $224,435,116)                        $185,372,742
 Affiliated companies (cost $10,000,000)                                199,479
                                                                   -------------
                                                                    185,572,221
--------------------------------------------------------------------------------
 Cash                                                                   302,544
--------------------------------------------------------------------------------
 Receivables and other assets:
 Interest and dividends                                                  59,825
 Other                                                                    2,773
                                                                   -------------
 Total assets                                                       185,937,363

================================================================================
 LIABILITIES
--------------------------------------------------------------------------------
 Payables and other liabilities:
 Shares of beneficial interest redeemed                               1,557,345
 Transfer and shareholder servicing agent fees                          273,667
 Shareholder reports                                                    162,846
 Trustees' compensation                                                  76,578
 Distribution and service plan fees                                      73,403
 Other                                                                    1,998
                                                                   -------------
 Total liabilities                                                    2,145,837

================================================================================
 NET ASSETS                                                        $183,791,526
                                                                   =============

================================================================================
 COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
 Paid-in capital                                                   $596,966,847
--------------------------------------------------------------------------------
 Accumulated net investment loss                                        (73,098)
--------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions          (364,239,328)
--------------------------------------------------------------------------------
 Net unrealized depreciation on investments                         (48,862,895)
                                                                   ------------
 NET ASSETS                                                        $183,791,526
                                                                   =============

================================================================================
 NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $103,104,768 and 11,569,727 shares of beneficial interest outstanding)    $8.91
 Maximum offering price per share (net asset value plus sales charge
 of 5.75% of offering price)                                               $9.45
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $52,633,270 and 6,266,681 shares of beneficial interest outstanding)      $8.40
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $11,577,832 and 1,376,923 shares of beneficial interest outstanding)      $8.41
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $455,892 and 51,380 shares of beneficial interest outstanding)            $8.87
--------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share
 (based on net assets of $16,019,764 and 1,775,364 shares of
 beneficial interest outstanding)                                          $9.02

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  FOR THE YEAR ENDED AUGUST 31, 2002
--------------------------------------------------------------------------------

================================================================================
 INVESTMENT INCOME
--------------------------------------------------------------------------------
 Interest                                                         $     937,702
--------------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of $12,201)                558,540
                                                                  --------------
 Total investment income                                              1,496,242

================================================================================
 EXPENSES
--------------------------------------------------------------------------------
 Management fees                                                      2,163,797
--------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                398,484
 Class B                                                                868,281
 Class C                                                                185,875
 Class N                                                                  1,240
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                              1,379,131
 Class B                                                                716,505
 Class C                                                                153,726
 Class N                                                                  2,154
 Class Y                                                                250,118
--------------------------------------------------------------------------------
 Shareholder reports                                                    350,277
--------------------------------------------------------------------------------
 Custodian fees and expenses                                             31,238
--------------------------------------------------------------------------------
 Trustees' compensation                                                  19,979
--------------------------------------------------------------------------------
 Other                                                                   15,427
                                                                  --------------
 Total expenses                                                       6,536,232
 Less reduction to custodian expenses                                   (25,214)
 Less voluntary reimbursement of expenses                               (86,614)
 Less voluntary waiver of transfer and shareholder servicing
 agent fees -- Classes A, B, C and N                                   (845,621)
 Less voluntary waiver of transfer and shareholder servicing agent
 fees -- Class Y                                                       (181,548)
                                                                  --------------
 Net expenses                                                         5,397,235

================================================================================
 NET INVESTMENT LOSS                                                 (3,900,993)

================================================================================
 REALIZED AND UNREALIZED LOSS

--------------------------------------------------------------------------------

 Net realized loss investments                                      (94,565,845)
--------------------------------------------------------------------------------
 Net change in unrealized depreciation on investments               (46,274,452)
                                                                  --------------
 Net realized and unrealized loss                                  (140,840,297)

================================================================================
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS             $(144,741,290)
                                                                  ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

 YEAR ENDED AUGUST 31,                               2002                   2001
================================================================================
 OPERATIONS
--------------------------------------------------------------------------------
 Net investment loss                        $  (3,900,993)       $   (6,659,795)
--------------------------------------------------------------------------------
 Net realized loss                            (94,565,845)         (269,325,944)
--------------------------------------------------------------------------------
 Net change in unrealized depreciation        (46,274,452)         (349,117,778)
                                            ------------------------------------
 Net decrease in net assets resulting
  from operations                            (144,741,290)         (625,103,517)

================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                               --           (41,594,001)
 Class B                                               --           (21,675,013)
 Class C                                               --            (4,490,150)
 Class N                                               --                    --
 Class Y                                               --            (5,908,153)

================================================================================
 BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------
 Net increase (decrease) in net assets
 resulting from beneficial interest
 transactions:
 Class A                                      (48,332,934)            6,275,420
 Class B                                      (29,913,344)           17,232,380
 Class C                                       (4,605,462)            2,731,474
 Class N                                          501,224                86,685
 Class Y                                        1,063,752            (9,857,618)

================================================================================
 NET ASSETS
--------------------------------------------------------------------------------
 Total decrease                              (226,028,054)         (682,302,493)
--------------------------------------------------------------------------------
 Beginning of period                          409,819,580         1,092,122,073
                                            ------------------------------------
 End of period [including accumulated net
 investment loss of $73,098 and $64,975,
 respectively]                              $ 183,791,526        $  409,819,580
                                            ====================================

                                                         B-16
                                                      APPENDIX A

                                               INDUSTRY CLASSIFICATIONS

Aerospace & Defense                                Household Durables
Air Freight & Couriers                             Household Products
Airlines                                           Industrial Conglomerates
Auto Components                                    Insurance
Automobiles                                        Internet & Catalog Retail
Banks                                              Internet Software & Services
Beverages                                          Information Technology Consulting & Services
Biotechnology                                      Leisure Equipment & Products
Building Products                                  Machinery
Chemicals                                          Marine
Commercial Services & Supplies                     Media
Communications Equipment                           Metals & Mining
Computers & Peripherals                            Multiline Retail
Construction & Engineering                         Multi-Utilities
Construction Materials                             Office Electronics
Containers & Packaging                             Oil & Gas
Distributors                                       Paper & Forest Products
Diversified Financials                             Personal Products
Diversified Telecommunication Services             Pharmaceuticals
Electric Utilities                                 Real Estate
Electrical Equipment                               Road & Rail
Electronic Equipment & Instruments                 Semiconductor Equipment & Products
Energy Equipment & Services                        Software
Food & Drug Retailing                              Specialty Retail
Food Products                                      Textiles & Apparel
Gas Utilities                                      Tobacco
Health Care Equipment & Supplies                   Trading Companies & Distributors
Health Care Providers & Services                   Transportation Infrastructure
Hotels Restaurants & Leisure                       Water Utilities
                                                   Wireless Telecommunication Services

                                                      Appendix B

                            OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class A shares2 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.3  That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans.
Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional
Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
              1)  plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code,
              2)  non-qualified deferred compensation plans,
              3)  employee benefit plans4
              4)  Group Retirement Plans5
              5)  403(b)(7) custodial plan accounts
              6)  Individual Retirement Accounts ("IRAs"), including traditional IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

                        Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
----------------------------------------------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject to
the Class A Contingent Deferred Sales Charge (unless a waiver applies).

         There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National Municipals and Rochester Fund
Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent Deferred Sales Charge."6 This waiver provision applies to:
(4)      Purchases of Class A shares aggregating $1 million or more.
(5)      Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
              (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
              certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
(6)      Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
              1)  through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
              2)  by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
(7)      Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
              1)  The record keeping is performed by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") on
                  a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
                  Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between
                  Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b) are referred to as "Applicable
                  Investments").
              2)  The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and
                  Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with
                  Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
              3)  The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees
                  (as determined by the Merrill Lynch plan conversion manager).
o

                                   Waivers of Class A Sales Charges of Oppenheimer Funds
----------------------------------------------------------------------------------------------------------------------

A.   Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no concessions are paid by the Distributor on such purchases):
(8)      The Manager or its affiliates.
(9)      Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term
              "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
(10)     Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
(11)     Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
(12)     Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
(13)     Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the
              Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
(14)     Investment advisors and financial planners who have entered into an agreement for this purpose with the
              Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
(15)     "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
(16)     Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
(17)     Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
(18)     Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
(19)     A unit investment trust that has entered into an appropriate agreement with the Distributor.
(20)     Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the
              Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
(21)     Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal
              Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
(22)     A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995.
(23)     A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through
              DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.

B.   Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
(24)     Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
(25)     Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other
              Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
(26)     Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market
              Fund, Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
(27)     Shares purchased with the proceeds of maturing principal units of any Qualified Unit Investment Liquid
              Trust Series.
(28)     Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the
              Manager or an affiliate acts as sponsor.

C.   Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
(29)     To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
(30)     Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account Rules and Policies," in the applicable fund Prospectus).
(31)     For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
              1)  Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
              2)  To return excess contributions.
              3)  To return contributions made due to a mistake of fact.
              4)  Hardship withdrawals, as defined in the plan.7
              5)  Under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
                  Revenue Code.
              6)  To meet the minimum distribution requirements of the Internal Revenue Code.
              7)  To make "substantially equal periodic payments" as described in Section 72(t) of the Internal
                  Revenue Code.
              8)  For loans to participants or beneficiaries.
              9)  Separation from service.8
              10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the
                  Distributor.
              11) Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
(32)     For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
(33)     For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
(34)     For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
o                         Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
----------------------------------------------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.   Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
(35)     Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the applicable
              Prospectus.
(36)     Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security
              Administration.
(37)     The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the
              Social Security Administration.
(38)     Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
(39)     Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
(40)     Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
(41)     Redemptions requested in writing by a Retirement Plan sponsor of Class C shares of an Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the Retirement Plan's first purchase of
              Class C shares, if the redemption proceeds are invested in Class N shares of one or more Oppenheimer funds.
(42)     Distributions9 from Retirement Plans or other employee benefit plans for any of the following purposes:
              1)  Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.
              2)  To return excess contributions made to a participant's account.
              3)  To return contributions made due to a mistake of fact.
              4)  To make hardship withdrawals, as defined in the plan.10
              5)  To make distributions required under a Qualified Domestic Relations Order or, in the case of an
                  IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
              6)  To meet the minimum distribution requirements of the Internal Revenue Code.
              7)  To make "substantially equal periodic payments" as described in Section 72(t) of the Internal
                  Revenue Code.
              8)  For loans to participants or beneficiaries.11
              9)  On account of the participant's separation from service.12
              10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
              11) Distributions made on account of a plan termination or "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
              12) For distributions from a participant's account under an Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed
                  10% of the account's value, adjusted annually.
              13) Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a
                  Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
              14) For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
(43)     Redemptions of Class B shares or Class C shares under an Automatic Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B.   Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
(44)     Shares sold to the Manager or its affiliates.
(45)     Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
(46)     Shares issued in plans of reorganization to which the Fund is a party.
(47)     Shares sold to present or former officers, directors, trustees or employees (and their "immediate families"
              as defined above in Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.
o          Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of
                                                 Former Quest for Value Funds
----------------------------------------------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares described in the Prospectus or Statement of Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds.  To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:
     Oppenheimer Quest Value Fund, Inc.              Oppenheimer Small Cap Value Fund
     Oppenheimer Quest Balanced Value Fund           Oppenheimer Quest Global Value Fund, Inc.
     Oppenheimer Quest Opportunity Value Fund

         These arrangements also apply to shareholders of the following funds when they merged (were reorganized)
into various Oppenheimer funds on November 24, 1995:

     Quest for Value U.S. Government Income Fund              Quest for Value New York Tax-Exempt Fund
     Quest for Value Investment Quality Income Fund           Quest for Value National Tax-Exempt Fund
     Quest for Value Global Income Fund                       Quest for Value California Tax-Exempt Fund

         All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
(48)     acquired by such shareholder pursuant to an exchange of shares of an Oppenheimer fund that was one of the
              Former Quest for Value Funds, or
(49)     purchased by such shareholder by exchange of shares of another Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November
              24, 1995.

A.   Reductions or Waivers of Class A Sales Charges.

|X|      Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

-------------------------------- ---------------------------- --------------------------------- ---------------------
Number of Eligible Employees     Initial Sales Charge as a    Initial Sales Charge as a % of    Concession as % of
or Members                       % of Offering Price          Net Amount Invested               Offering Price
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
9 or Fewer                                  2.50%                          2.56%                       2.00%
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
At least  10 but not more  than             2.00%                          2.04%                       1.60%
49
-------------------------------- ---------------------------- --------------------------------- ---------------------

----------------------------------------------------------------------------------------------------------------------
         For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

         Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of Additional Information. Individuals who
qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|      Waiver of Class A Sales Charges for Certain Shareholders.  Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
              Shareholders who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of
                  Funds.
              Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|      Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

         Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B.   Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|      Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an
              Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
              withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
              liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|      Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995. In
              the following cases, the contingent deferred sales charge will be waived for redemptions of Class A,
              Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former
              Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
              redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration);
              withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually,
                  and
              liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

         A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.
o          Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of
                                       Connecticut Mutual Investment Accounts, Inc.
-----------------------------------------------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
     Oppenheimer U. S. Government Trust,
     Oppenheimer Bond Fund,
     Oppenheimer Value Fund and
     Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
     Connecticut Mutual Liquid Account      Connecticut Mutual Total Return Account
     Connecticut Mutual Government Securities Account            CMIA LifeSpan Capital Appreciation Account
     Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
     Connecticut Mutual Growth Account      CMIA Diversified Income Account

A.   Prior Class A CDSC and Class A Sales Charge Waivers.

|X|      Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut
              Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC"). Under the prior Class A
              CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1%
              contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

         Those shareholders who are eligible for the prior Class A CDSC are:
              1)  persons whose purchases of Class A shares of a Fund and other Former Connecticut Mutual Funds were
                  $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the
                  Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and
              2)  persons whose intended purchases under a Statement of Intention entered into prior to March 18,
                  1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

         Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior
Class A CDSC.

|X|      Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to
              March 18, 1996, and still holds Class A shares:
              1)  any purchaser, provided the total initial amount invested in the Fund or any one or more of the
                  Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former
                  Connecticut Mutual Funds or a Fund into which such Fund merged;
              2)  any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
              3)  Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families;
              4)  employee benefit plans sponsored by Connecticut Mutual Financial Services, L.L.C. ("CMFS"), the
                  prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;
              5)  one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
              6)  an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

         Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the
Former Connecticut Mutual Funds described above.

         Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B.   Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or
Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
     1)  by the estate of a deceased shareholder;
     2)  upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
     3)  for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under
         Section 457 of the Code, or other employee benefit plans;
     4)  as tax-free returns of excess contributions to such retirement or employee benefit plans;
     5)  in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
     6)  in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
     7)  in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
     8)  in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
9)       as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's
         Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

o                     Special Reduced Sales Charge for Former Shareholders of Advance America Funds, Inc.
----------------------------------------------------------------------------------------------------------------------

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income
Fund and Oppenheimer Capital Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.
o               Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer Convertible Securities Fund
----------------------------------------------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
(50)     the Manager and its affiliates,
(51)     present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
(52)     registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
(53)     dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
(54)     employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
(55)     dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and dealers,  brokers or registered  investment  advisors that had entered into an agreement with the Distributor or prior distributor  of the Fund's  shares to sell  shares to defined  contribution  employee  retirement  plans for which the dealer, broker, or investment advisor provides administrativeservices.

--------
                                                                                                            1 Mr. Motley was elected as Trustee to the Board I Funds effective October 10, 2002.
* In accordance with Rule 12b-1 of the Investment Company Act, the term "Independent Trustees" in this Statement of
Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
2 Certain waivers also apply to Class M shares of Oppenheimer Convertible Securities Fund.
3 In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to "redemptions" mean
"repurchases" of shares.
4 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal
Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers.
These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
5 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the
Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the
Distributor.
6 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
7 This provision does not apply to IRAs.
8 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.
9 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
10 This provision does not apply to IRAs.
11 This provision does not apply to loans from 403(b)(7) custodial plans and loans from the
OppenheimerFunds-sponsored Single K retirement plan.
12 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs

----------------------------------------------------------------------------------------------------------------------
Oppenheimer Enterprise Fund
----------------------------------------------------------------------------------------------------------------------

Internet Web Site:
         WWW.OPPENHEIMERFUNDS.COM
         ------------------------

Investment Adviser
         OppenheimerFunds, Inc.
         498 Seventh Avenue
         New York, New York 10018

Distributor
         OppenheimerFunds Distributor, Inc.
         498 Seventh Avenue
         New York, New York 10018

Transfer Agent
         OppenheimerFunds Services
         P.O. Box 5270
         Denver, Colorado 80217
         1-800-525-7048

Custodian Bank
         Citibank, N.A.
         111 Wall Street
         New York, New York 10005

Independent Auditors
         KPMG LLP
         707 Seventeenth Street
         Denver, Colorado 80202

Legal Counsel
         Mayer, Brown, Rowe & Maw
         1675 Broadway
         New York, New York 10019-5820

PX885.1002

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